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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                   _____________________________________________

Fifth Third Funds
________________________________________________________________________________
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH 43219
________________________________________________________________________________
               (Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
________________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ____________________________

Date of fiscal year end: July 31
                         __________________

Date of reporting period: April 30, 2005
                          __________________

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

FIFTH THIRD SMALL CAP GROWTH FUND

Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (94.2%)
A.S.V., Inc. *                                          82,500                  $ 2,949
Acuity Brands, Inc.                                     60,000                    1,435
Affiliated Managers Group, Inc. * (g)                   43,000                    2,689
Akamai Technologies, Inc. * (g)                        175,000                    2,067
American Medical Systems Holdings, Inc. *              147,196                    2,570
aQuantive, Inc. *                                      100,000                    1,110
ArthroCare Corp. * (g)                                  50,000                    1,469
Avid Technology, Inc. * (g)                             41,417                    2,051
Belden CDT,  Inc. (g)                                   50,000                      917
Benchmark Electronics, Inc. *                           81,158                    2,195
Bone Care International, Inc. *                         90,000                    2,323
Buffalo Wild Wings, Inc. * (g)                          63,000                    1,916
CARBO Ceramics, Inc.                                    32,056                    2,128
Carpenter Technology Corp.                              35,000                    1,936
Centene Corp. * (g)                                    120,500                    3,356
Central Garden & Pet Co. *                              77,900                    3,240
Children's Place Retail Stores, Inc. * (g)              97,000                    3,608
CKE Restaurants, Inc. * (g)                            240,000                    3,561
Coherent, Inc. *                                        56,750                    1,821
Commercial Capital Bancorp., Inc.                      100,000                    1,579
Comstock Resources, Inc. *                              84,000                    2,125
Core Laboratories N.V. *                                85,000                    2,006
Denbury Resources, Inc. *                               70,000                    2,222
East-West Bancorp., Inc.                                67,734                    2,176
ElkCorp                                                 90,000                    2,475
Engineered Support Systems, Inc.                       108,675                    3,838
Epicor Software Corp. *                                221,000                    2,433
F5 Networks, Inc. * (g)                                 57,000                    2,440
First Cash Financial Services, Inc. *                  174,700                    3,414
FormFactor, Inc. *                                     135,000                    3,083
Forward Air Corp.                                       75,000                    1,805
GEN-Probe, Inc. *                                       32,300                    1,621
General Cable Corp. * (g)                              340,000                    4,131
Grey Wolf, Inc. * (g)                                  400,000                    2,400
Harmonic, Inc. *                                       236,872                    1,305
Headwaters, Inc. * (g)                                  60,000                    1,918
HealthExtras, Inc. *                                    75,000                    1,241
Hibbet Sporting Goods, Inc. *                          112,000                    3,021
Hub Group, Inc., Class A *                              35,000                    1,925
Hutchinson Technology, Inc. * (g)                       20,000                      741
Hydril *                                                20,000                    1,052
Hyperion Solutions Corp. *                              30,000                    1,220
IDX Systems Corp. *                                     28,000                      867
Immucor, Inc. * (g)                                     60,000                    1,790
Jacuzzi Brands, Inc. *                                 300,000                    2,715
Jarden Corp. * (g)                                      79,017                    3,530
Joy Global, Inc. (g)                                    99,300                    3,363
Labor Ready, Inc. * (g)                                208,244                    3,475
MarineMax, Inc. *                                       15,000                      406
MGI Pharma, Inc. * (g)                                 101,522                    2,239
Microsemi Corp. * (g)                                  114,000                    1,929

Navigant Consulting, Inc. *                             96,578                    2,267
NCI Building Systems, Inc. *                            30,000                      973
OMI Corp. (g)                                          140,000                    2,546
Openwave Systems, Inc. * (g)                           160,000                    2,142
Overseas Shipholding Group, Inc. (g)                    25,000                    1,411
Pacific Sunwear of California, Inc. * (g)               60,000                    1,357
Parametric Technology Corp. * (g)                      680,000                    3,617
Progress Software Corp. *                               78,533                    2,095
Psychiatric Solutions, Inc. *                           49,000                    2,108
Quiksilver, Inc. * (g)                                 105,000                    2,893
Range Resources Corp.                                   94,000                    2,129
RC2 Corp. *                                            104,028                    3,606
Respironics, Inc. *                                     48,823                    3,085
Salesforce.com, Inc. *                                  40,000                      579
Scientific Games Corp., Class A *                       95,000                    2,040
SCS Transportation, Inc. *                             164,000                    2,507
Serologicals Corp. * (g)                               100,850                    2,171
SI International, Inc. *                                65,000                    1,465
Stage Stores, Inc. * (g)                                63,951                    2,419
Steel Dynamics, Inc. (g)                                90,000                    2,446
Stein Mart, Inc. *                                     100,000                    2,026
Sterling Financial Corp. *                              40,000                    1,308
Superior Energy Services, Inc. *                       162,000                    2,410
Sybron Dental Specialites, Inc. *                       30,000                    1,118
Tekelec *                                              121,900                    1,659
Texas Industries, Inc.                                  37,000                    1,709
Trimble Navigation Ltd. * (g)                          120,975                    4,163
Tsakos Energy Navigation Ltd.                           80,000                    3,064
UbiquiTel, Inc. * (g)                                  120,000                      868
United Surgical Partners International, Inc. * (g)      44,950                    1,989
Varian Semiconductor Equipment                          46,061                    1,718
Associates, Inc. * (g)
VCA Antech, Inc. *                                     133,778                    3,114
Ventana Medical Systems, Inc. *                         40,000                    1,593
Ventiv Health, Inc. *                                  100,000                    2,085
WCI Communities, Inc. * (g)                            110,000                    3,083
Wind River Systems, Inc. * (g)                          50,000                      649
Wintrust Financial Corp.                                23,000                    1,056
Zenith National Insurance Corp. (g)                     34,867                    2,005
                                                                                  -----
TOTAL COMMON STOCKS                                                             193,299
                                                                                -------

TREASURY BILLS  (0.7%)

2.79%, 6/23/05 ** (a)                                  $ 1,500                    1,494
                                                                                  -----
TOTAL TREASURY BILLS                                                              1,494
                                                                                  -----

REPURCHASE AGREEMENTS  (6.4%)

UBS Investment Bank, 2.86%, 5/2/05                      13,115                   13,115
                                                                                 ------
  (Proceeds at maturity, $13,118,
  Collateralized by various U.S. Treasury
  securities)
TOTAL REPURCHASE AGREEMENTS                                                      13,115
                                                                                 ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (27.6%)

Pool of various securities for Fifth Third              56,662                   56,662
                                                                                 ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            56,662
                                                                                 ------

TOTAL (COST $235,335) +   -   128.9%                                           $264,570
                                                                               ========
------------

Percentages indicated are based on net assets of $205,243.



                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MID CAP GROWTH FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                   VALUE
COMMON STOCKS  (95.1%)
A.G. Edwards, Inc.                                        85,300                 $3,387
Abercrombie & Fitch Co.                                   84,000                  4,532
Advance Auto Parts, Inc. * (g)                           168,000                  8,962
Alberto-Culver Co.                                       112,000                  4,984
Alliance Data Systems Corp. *                            145,600                  5,882
American Capital Strategies Ltd. (g)                     160,035                  5,118
American Medical Systems Holdings, Inc. *                 71,308                  1,245
Andrew Corp. (g)                                         191,696                  2,352
Beckman Coulter, Inc.                                    100,000                  6,671
Biomet, Inc.                                             140,000                  5,417
Burlington Resources, Inc.                               141,400                  6,873
CACI International, Inc., Class A * (g)                  144,200                  8,958
Caremark Rx, Inc.                                        245,350                  9,827
Cephalon, Inc. * (g)                                     160,000                  7,024
Charles River Laboratories International, Inc. *         138,668                  6,569
Chico's FAS, Inc. * (g)                                  338,800                  8,682
Cintas Corp. (g)                                         106,700                  4,118
CNET Networks, Inc. * (g)                                506,720                  5,024
Cognizant Technology Solutions Corp., Class A *          149,400                  6,276
Corporate Executive Board Co.                            109,300                  7,184
Covance, Inc. *                                          193,400                  8,827
Cytyc Corp. *                                            298,700                  6,365
D. R. Horton, Inc.                                       323,600                  9,869
Education Management Corp. *                             160,000                  4,480
Engineered Support Systems, Inc.                         139,950                  4,943
Fastenal Co. (g)                                          86,700                  4,644
Fidelity National Financial, Inc.                        185,400                  5,953
Fiserv, Inc. * (g)                                        98,000                  4,145
Fisher Scientific International, Inc. * (g)              142,700                  8,474
Gilead Sciences, Inc. (g)                                224,700                  8,336
GlobalSantaFe Corp.                                      146,700                  4,929
Hughes Supply, Inc.                                      248,000                  6,472
International Rectifier Corp. * (g)                      170,700                  7,262
ITT Industries, Inc.                                      72,000                  6,513
Jabil Circuit, Inc.                                      314,700                  8,685
Joy Global, Inc. (g)                                     217,400                  7,363
Lam Research Corp. *                                     165,000                  4,232
Laureate Education, Inc. *                               169,400                  7,525
Lennar Corp., Class A                                    112,000                  5,765
Manpower, Inc.                                            88,000                  3,392
Michael's Stores, Inc.                                   229,400                  7,616
National-Oilwell Varco, Inc.                             158,700                  6,307
Network Appliance, Inc. (g)                              129,100                  3,438
Nextel Partners Inc., Class A * (g)                      413,400                  9,723
North Fork Bancorp.                                      188,000                  5,292
Polo Ralph Lauren                                        205,400                  7,210
Scientific Games Corp., Class A *                        180,000                  3,865
Scientific-Atlanta, Inc.                                 165,400                  5,058
Station Casinos, Inc.                                     90,000                  5,808
Stericycle, Inc. * (g)                                    85,300                  4,152
T. Rowe Price Group, Inc.                                136,000                  7,503

Tempur-Pedic International, Inc. * (g)                   312,000                  5,956
Thermo Electron Corp.                                    208,000                  5,196
Ultra Petroleum Corp. *                                  137,000                  6,917
Urban Outfitters, Inc. *                                  85,000                  3,766
Varian Inc. *                                             82,000                  2,720
Varian Medical Systems, Inc. *                           181,400                  6,120
VeriSign, Inc. * (g)                                     226,999                  6,007
WESCO International, Inc. *                              198,700                  4,805
Williams-Sonoma, Inc. * (g)                              166,700                  5,583
XTO Energy, Inc.                                         220,493                  6,652
Zebra Technologies Corp., Class A * (g)                   69,875                  3,337
                                                                                  -----
TOTAL COMMON STOCKS                                                             370,290
                                                                                -------

REPURCHASE AGREEMENTS  (5.1%)

UBS Investment Bank, 2.86%, 5/2/05                        19,816                 19,816
                                                                                 ------
  (Proceeds at maturity, $19,821,
  Collateralized by a U.S. Treasury
  security)
TOTAL REPURCHASE AGREEMENTS                                                      19,816
                                                                                 ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (23.9%)

Pool of various securities for Fifth Third              $ 93,150                 93,150
                                                                                 ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            93,150
                                                                                 ------


TOTAL (COST $408,335) +   -   124.1%                                           $483,256
                                                                               ========
------------

Percentages indicated are based on net assets of $389,536.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD QUALITY GROWTH FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (99.1%)
3M Co.                                                   239,000                $18,276
Accenture Ltd., Class A * (g)                            747,000                 16,210
Agilent Technologies, Inc. * (g)                       1,069,000                 22,181
Allstate Corp.                                           170,000                  9,547
Bank of New York Co., Inc.                               307,000                  8,578
Best Buy Co., Inc.                                       309,000                 15,555
Broadcom Corp., Class A * (g)                            796,000                 23,808
C.R. Bard, Inc.                                          132,000                  9,394
Caremark Rx, Inc. *                                      329,000                 13,176
Cintas Corp. (g)                                         557,000                 21,495
Coach, Inc. *                                            331,000                  8,871
Comverse Technology, Inc. * (g)                          432,000                  9,845
EMC Corp. *                                            2,300,000                 30,176
Emerson Electric Corp. (g)                               231,000                 14,477
Exxon Mobil Corp.                                        193,000                 11,007
General Electric Corp. (g)                               669,000                 24,218
Genzyme Corp. * (g)                                      324,000                 18,990
Gilead Sciences, Inc. *                                  576,000                 21,370
Goldman Sachs Group, Inc. (g)                            306,000                 32,678
Henry Schein, Inc. * (g)                                 678,000                 25,432
Home Depot, Inc.                                         613,000                 21,682
Illinois Tool Works, Inc.                                123,000                 10,310
Intel Corp.                                              777,000                 18,275
Jabil Circuit, Inc. * (g)                                511,000                 14,104
Juniper Networks, Inc. * (g)                             500,000                 11,295
Kinetic Concepts, Inc. *                                 304,000                 18,681
L-3 Communications Holdings, Inc.                        258,000                 18,310
Lehman Brothers Holdings, Inc.                           167,000                 15,317
Linear Technology Corp.                                  587,000                 20,979
Lowe's Cos., Inc.                                        162,000                  8,442
Manpower, Inc.                                           227,000                  8,751
Marriott International, Inc., Class A                    290,000                 18,198
Mellon Financial Corp.                                   714,000                 19,771
Mercury Interactive Corp. * (g)                          304,000                 12,564
Microsoft Corp.                                          750,000                 18,975
Morgan Stanley                                           167,000                  8,788
Motorola, Inc.                                         1,362,000                 20,893
Network Appliance, Inc. * (g)                            296,000                  7,882
Nordstrom, Inc.                                          446,000                 22,670
Northern Trust Corp. (g)                                 577,000                 25,982
Office Depot, Inc. *                                     833,000                 16,310
Oracle Corp. *                                         1,400,000                 16,184
Rockwell Automation, Inc.                                216,000                  9,986
Schlumberger Ltd. (g)                                    138,000                  9,441
Station Casinos, Inc.                                    219,000                 14,132
Teva Pharmaceutical Industries Ltd., ADR (g)             880,000                 27,491
Texas Instruments, Inc.                                1,415,000                 35,318
United Technologies Corp.                                118,000                 12,003
Varian Medical Systems, Inc. * (g)                       499,000                 16,836
VeriSign, Inc. * (g)                                     338,000                  8,943
WellPoint, Inc. *                                        190,000                 24,272

Zimmer Holdings, Inc. *                                  118,000                  9,608
                                                                                  -----
TOTAL COMMON STOCKS                                                             877,677
                                                                                -------

REPURCHASE AGREEMENTS  (0.2%)

UBS Investment Bank, 2.86%, 5/2/05                         1,549                  1,549
                                                                                  -----
  (Proceeds at maturity, $1,549,
  Collateralized by a U.S. Treasury
  security)
TOTAL REPURCHASE AGREEMENTS                                                       1,549
                                                                                  -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (12.8%)

Pool of various securities for Fifth Third             $ 113,459                113,459
                                                                                -------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING           113,459
                                                                                -------


TOTAL (COST $908,245) +   -   112.1%                                           $992,685
                                                                               ========
------------

Percentages indicated are based on net assets of $885,285.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LARGE CAP CORE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (97.8%)

Allstate Corp.                                            19,212                 $1,078
Alltel Corp. (g)                                           1,547                     88
Altria Group, Inc.                                         7,478                    486
American International Group, Inc.                         9,593                    488
AmeriCredit Corp. * (g)                                    6,367                    149
Applied Materials, Inc. *                                 41,050                    610
Archer-Daniels-Midland Co.                                40,307                    726
AstraZeneca PLC ADR                                       13,235                    582
AT&T Corp.                                                45,261                    866
Autoliv, Inc.                                             15,649                    692
Automatic Data Processing, Inc.                           18,552                    806
Ball Corp.                                                18,856                    744
Bank of America Corp.                                     48,212                  2,172
Barr Pharmaceuticals, Inc. *                               8,707                    452
Bausch & Lomb, Inc.                                        9,787                    734
BEA Systems, Inc. *                                       45,032                    311
Becton, Dickinson & Co.                                   14,820                    867
BMC Software, Inc. * (g)                                  49,241                    798
Boeing Co.                                                19,193                  1,142
Burlington Northern Santa Fe Corp.                        18,136                    875
Cadence Design Systems, Inc. *                            26,127                    366
Cardinal Health, Inc.                                      3,085                    171
ChevronTexaco Corp.                                       30,087                  1,565
CIGNA Corp.                                                9,213                    847
Circuit City Stores, Inc.                                 31,090                    491
Cisco Systems, Inc. *                                     16,628                    287
Citigroup, Inc.                                           58,045                  2,725
CMS Energy Corp. *                                        24,485                    316
Coca-Cola Co.                                              3,562                    155
Comcast Corp., Class A *                                  29,358                    943
Computer Sciences Corp. * (g)                             11,535                    502
Compuware Corp. *                                         33,597                    200
ConocoPhillips                                            12,931                  1,356
Coventry Health Care, Inc. * (g)                           1,622                    111
Deere & Co.                                               13,355                    835
Dell, Inc. *                                              36,013                  1,254
Deutsche Telekom AG ADR                                   35,615                    669
Dillards Department Stores, Inc.                           2,309                     54
Dynegy, Inc. * (g)                                       123,076                    412
Eastman Kodak Co.                                          4,577                    114
Edison International, Inc.                                 7,521                    273
Emerson Electric Corp. (g)                                11,650                    730
Exxon Mobil Corp.                                         69,478                  3,961
Federated Department Stores, Inc. (g)                     12,933                    744
FedEx Corp.                                                3,194                    271
First American Financial Corp.                             7,782                    279
Freddie Mac                                                6,320                    389
Gap, Inc.                                                 17,070                    364
General Dynamics Corp.                                     1,425                    150
General Electric Corp.                                    75,414                  2,731
Gillette Co.                                              21,600                  1,116
GlaxoSmithKline PLC ADR                                    7,782                    393
Goldman Sachs Group, Inc.                                 10,691                  1,142
Goodyear Tire & Rubber Co. * (g)                          35,536                    422
H & R Block, Inc. (g)                                     15,645                    779
Harris Corp. (g)                                          10,292                    290
Hartford Financial Services Group, Inc. (g)               13,331                    965
Hewlett-Packard Co.                                       60,460                  1,238
Home Depot, Inc.                                           8,133                    288
Humana, Inc. *                                            10,857                    376
IBM Corp.                                                  5,234                    400
Ingersoll-Rand Co., Class A (g)                            5,333                    410
Intel Corp.                                               80,021                  1,883
Intuit, Inc. *                                            13,863                    559
Invitrogen Corp * (g)                                      3,245                    238
J.C. Penney Co., Inc.                                     18,060                    856
J.P. Morgan Chase & Co.                                   15,515                    551
Johnson & Johnson                                         36,293                  2,491
Kellogg Co.                                               15,228                    684
KeyCorp                                                    2,116                     70
Kimberly-Clark Corp.                                      15,099                    943
Lam Research Corp. *                                       2,137                     55
Lehman Brothers Holdings, Inc.                               626                     57
Liberty Media Corp., Class A *                            27,274                    274
Lincoln National Corp.                                     1,386                     62
Lockheed Martin Corp.                                      5,839                    356
Masco Corp.                                               23,019                    725
MBNA Corp.                                                 8,977                    177
McAfee, Inc. *                                            16,734                    350
McDonald's Corp.                                          35,002                  1,026
McGraw-Hill Cos., Inc.                                       879                     77
MCI, Inc.                                                 12,449                    330
McKesson, Inc.                                            14,703                    544
Medco Health Solutions, Inc. *                            16,096                    820
Merck & Co., Inc.                                         30,346                  1,029
MetLife, Inc. (g)                                         24,916                    969
Michael's Stores, Inc.                                     9,981                    331
Microsoft Corp. (a)                                       95,234                  2,408
Molson Coors Brewing Co., Class B                          7,965                    492
Monsanto Co.                                               3,267                    192
Morgan Stanley                                            20,012                  1,053
Motorola, Inc.                                            57,770                    887
National City Corp.                                       17,821                    605
Newell Rubbermaid, Inc.                                    6,388                    139
Nokia Corp.  ADR                                          46,630                    745
Nordstrom, Inc.                                           14,239                    724
NRG Energy, Inc. *                                        15,953                    496
Occidental Petroleum Corp.                                13,768                    950
Owens-Illinois, Inc. *                                     2,960                     73
Parametric Technology Corp. *                             10,125                     54
PepsiCo, Inc.                                             26,269                  1,461
PerkinElmer, Inc.                                         37,467                    693
Pfizer, Inc.                                              88,315                  2,399
Phelps Dodge Corp. (g)                                     3,856                    331
PPG Industries, Inc.                                      12,232                    826
Procter & Gamble Co.                                       9,556                    517
Progressive Corp.                                          9,681                    884
Providian Financial Corp. * (g)                           21,769                    363
Prudential Financial, Inc.                                17,194                    983
Rohm & Haas Co.                                           10,800                    472
Sabre Group Holdings Corp., Class A                       27,505                    538
Schlumberger Ltd.                                            910                     62
Sempra Energy (g)                                         20,017                    808

Shire Pharmaceuticals Group PLC ADR                        9,383                    292
Sony Corp. ADR                                            19,196                    705
Student Loan Corp.                                           127                     25
Sun Microsystems, Inc. *                                  80,844                    293
SUPERVALU, Inc.                                            4,471                    141
Target Corp.                                               8,963                    416
Texas Instruments, Inc.                                   34,952                    872
Textron, Inc.                                                863                     65
The Dun & Bradstreet Corp *                                5,331                    333
Time Warner, Inc. *                                       65,110                  1,094
Toys 'R' Us, Inc. *                                       15,740                    399
Tyco International Ltd.                                   34,474                  1,079
UnitedHealth Group, Inc.                                  12,477                  1,179
Valero Energy                                              2,917                    200
Verizon Communications, Inc.                              39,000                  1,397
Viacom, Inc.                                                 995                     34
Vivendi Universal SA ADR                                  10,951                    325
Vodafone Group PLC ADR                                    10,715                    280
W.W. Grainger, Inc.                                        5,550                    307
Wachovia Corp.                                            25,502                  1,305
Wal-Mart Stores, Inc.                                     15,473                    729
Watson Pharmaceuticals, Inc. *                             1,219                     37
Wells Fargo & Co.                                         22,065                  1,323
Weyerhaeuser Co.                                          13,012                    893
YUM! Brands, Inc.                                         11,796                    554
                                                                                    ---
TOTAL COMMON STOCKS                                                              94,639
                                                                                 ------

REPURCHASE AGREEMENTS  (2.1%)

UBS Investment Bank, 2.86%, 5/2/05                       $ 2,070                  2,070
  (Proceeds at maturity, $2,070,                                                  -----
  Collateralized by various U.S. Treasury
  securities)
  TOTAL REPURCHASE AGREEMENTS                                                     2,070
                                                                                  -----

MONEY MARKETS  (0.0%)

Dreyfus Cash Management Money                                  1                     -#
                                                                                     --
Market Fund
TOTAL MONEY MARKETS                                                                  -#
                                                                                     --

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.4%)

Pool of various securities for Fifth Third                 7,113                  7,113
                                                                                  -----
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING             7,113
                                                                                  -----


TOTAL (COST $90,874) +    -   107.3%                                           $103,822
                                                                               ========
------------

Percentages indicated are based on net assets of $96,742.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD EQUITY INDEX FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (96.9%)

3M Co.                                                    28,223                $ 2,158
Abbott Laboratories (g)                                   56,961                  2,800
ACE Ltd.                                                  10,384                    446
ADC Telecommunications, Inc. *                            29,624                     67
Adobe Systems, Inc. * (g)                                  8,891                    529
Advanced Micro Devices, Inc. * (g)                        14,394                    205
AES Corp. *                                               23,706                    381
Aetna, Inc.                                               10,756                    789
Affiliated Computer Services, Inc., Class A *              4,628                    221
AFLAC, Inc.                                               18,337                    745
Agilent Technologies, Inc. *                              15,793                    328
Air Products and Chemicals, Inc.                           8,316                    488
Alberto-Culver Co.                                         3,099                    138
Albertson's, Inc. (g)                                     13,448                    266
Alcoa, Inc.                                               31,844                    924
Allegheny Energy, Inc. * (g)                               5,023                    123
Allegheny Technologies, Inc.                               3,271                     73
Allergan, Inc.                                             4,809                    339
Allied Waste Industries, Inc. * (g)                        9,915                     79
Allstate Corp.                                            24,817                  1,394
Alltel Corp. * (g)                                        11,054                    630
Altera Corp. *                                            13,603                    282
Altria Group, Inc. (g)                                    75,583                  4,912
AMBAC Financial Group, Inc. (g)                            3,971                    265
Amerada Hess Corp.                                         3,114                    292
Ameren Corp. (g)                                           7,136                    369
American Electric Power Co. (g)                           14,007                    493
American Express Co.                                      42,863                  2,259
American International Group, Inc. (g)                    95,166                  4,840
American Power Conversion Corp.                            6,569                    159
American Standard Companies, Inc.                          6,583                    294
AmerisourceBergen Corp.                                    4,060                    249
Amgen, Inc. *                                             45,772                  2,664
AmSouth Bancorp.                                          12,975                    342
Anadarko Petroleum Corp.                                   8,653                    632
Analog Devices, Inc.                                      13,611                    464
Andrew Corp. *                                             5,883                     72
Anheuser-Busch Co., Inc. (g)                              28,389                  1,331
Aon Corp.                                                 11,563                    241
Apache Corp.                                              11,929                    671
Apartment Investment & Management Co.                      3,497                    133
Apollo Group, Inc., Class A * (g)                          6,055                    437
Apple Computer, Inc. * (g)                                29,858                  1,077
Applied Biosystems Group (g)                               7,174                    152
Applied Materials, Inc. * (g)                             60,939                    906
Applied Micro Circuits Corp.                              11,257                     30
Archer-Daniels-Midland Co.                                22,769                    410
Ashland, Inc.                                              2,423                    163
AT&T Corp.                                                29,243                    559
Autodesk, Inc.                                             8,385                    267
Automatic Data Processing, Inc.                           21,305                    925

AutoNation, Inc. * (g)                                     8,251                    151
AutoZone, Inc. * (g)                                       2,473                    205
Avaya, Inc. *                                             17,539                    152
Avery Dennison Corp. (g)                                   3,713                    194
Avon Products, Inc. (g)                                   17,229                    691
Baker Hughes, Inc.                                        12,357                    545
Ball Corp.                                                 4,017                    159
Bank of America Corp.                                    148,112                  6,670
Bank of New York Co., Inc.                                28,442                    795
Bausch & Lomb, Inc.                                        1,960                    147
Baxter International, Inc.                                22,643                    840
BB&T Corp.                                                20,039                    786
Bear, Stearns & Co., Inc.                                  4,140                    392
Becton, Dickinson & Co.                                    9,241                    541
Bed Bath & Beyond, Inc. *                                 11,057                    411
BellSouth Corp.                                           66,921                  1,773
Bemis Co.                                                  3,911                    108
Best Buy Co., Inc.                                        10,908                    549
Big Lots, Inc. * (g)                                       4,124                     42
Biogen Idec, Inc. * (g)                                   12,187                    442
Biomet, Inc.                                               9,232                    357
BJ Services Co. (g)                                        5,936                    289
Black & Decker Corp.                                       2,931                    246
BMC Software, Inc. *                                       8,094                    131
Boeing Co.                                                30,415                  1,810
Boston Scientific Corp. *                                 27,770                    821
Bristol-Myers Squibb Co.                                  71,399                  1,856
Broadcom Corp., Class A *                                 10,627                    318
Brown-Forman Corp.                                         3,293                    183
Brunswick Corp.                                            3,540                    149
Burlington Northern Santa Fe Corp.                        13,825                    667
Burlington Resources, Inc.                                14,137                    687
C.R. Bard, Inc.                                            3,827                    272
Calpine Corp. * (g)                                       19,523                     35
Campbell Soup Co. (g)                                     11,897                    354
Capital One Financial Corp. (g)                            9,032                    640
Cardinal Health, Inc. (g)                                 15,843                    880
Caremark Rx, Inc. *                                       16,697                    669
Carnival Corp.                                            19,250                    940
Caterpillar, Inc.                                         12,530                  1,103
Cendant Corp.                                             38,554                    767
Centerpoint Energy, Inc. (g)                              10,572                    125
Centex Corp. (g)                                           4,624                    267
CenturyTel, Inc. (g)                                       4,917                    151
Charles Schwab Corp.                                      41,945                    434
ChevronTexaco Corp. (g)                                   76,892                  3,998
Chiron Corp. *                                             5,393                    184
Chubb Corp. (g)                                            6,999                    572
Ciena Corp. *                                             20,909                     48
CIGNA Corp.                                                4,807                    442
Cincinnati Financial Corp.                                 6,095                    245
Cinergy Corp.                                              6,994                    277
Cintas Corp.                                               5,459                    211
Circuit City Stores, Inc.                                  6,989                    110
Cisco Systems, Inc. *                                    236,180                  4,082
CIT Group, Inc.                                            7,704                    310
Citigroup, Inc.                                          190,924                  8,967
Citizens Communications Co.                               12,257                    156
Citrix System, Inc. *                                      6,193                    139
Clear Channel Communications, Inc.                        19,258                    615
Clorox Co. (g)                                             5,604                    355
CMS Energy Corp. (g)                                       7,873                    102
Coach, Inc. *                                             13,972                    374
Coca-Cola Co.                                             82,776                  3,595
Coca-Cola Enterprises, Inc.                               12,888                    262
Colgate-Palmolive Co.                                     19,201                    956
Comcast Corp., Class A * (g)                              80,825                  2,595
Comerica, Inc.                                             6,219                    356
Compass Bancshares, Inc.                                   4,515                    194
Computer Associates International, Inc. (g)               19,446                    523
Computer Sciences Corp. *                                  6,982                    304
Compuware Corp. *                                         14,152                     84
Comverse Technology, Inc. *                                7,222                    165
ConAgra, Inc.                                             18,835                    504
ConocoPhillips                                            25,424                  2,666
Consolidated Edison, Inc. (g)                              8,863                    384
Constellation Energy Group, Inc.                           6,462                    340
Convergys Corp. *                                          5,193                     67
Cooper Industries Ltd.                                     3,386                    216
Cooper Tire & Rubber Co. (g)                               2,564                     45
Corning, Inc. (g)                                         51,509                    708
Costco Wholesale Corp. (g)                                17,259                    700
Countrywide Credit Industries, Inc.                       21,207                    767
CSX Corp.                                                  7,878                    316
Cummins Engine, Inc.                                       1,563                    106
CVS Corp.                                                 14,618                    754
Dana Corp.                                                 5,487                     63
Danaher Corp. (g)                                         10,055                    509
Darden Restaurants, Inc.                                   5,398                    162
Deere & Co.                                                9,020                    564
Dell, Inc. *                                              89,847                  3,129
Delphi Automotive Systems Corp. (g)                       20,505                     68
Delta Air Lines, Inc. * (g)                                5,138                     17
Devon Energy Corp.                                        17,517                    791
Dillards Department Stores, Inc. (g)                       2,581                     60
Dollar General Corp.                                      11,015                    224
Dominion Resources, Inc.                                  12,445                    938
Dover Corp.                                                7,443                    271
Dow Chemical Co.                                          34,842                  1,600
Dow Jones & Co.                                            2,579                     86
DTE Energy Co.                                             6,356                    292
Duke Energy Corp. (g)                                     34,271                  1,000
Dynegy, Inc. * (g)                                        12,100                     41
E*TRADE Financial Corp. *                                 13,542                    150
E. I. du Pont de Nemours & Co.                            36,428                  1,717
Eastman Chemical Co.                                       2,847                    154
Eastman Kodak Co.                                         10,475                    262
Eaton Corp.                                                5,587                    328
eBay, Inc. *                                              44,223                  1,403
Ecolab, Inc.                                               8,068                    264
Edison International, Inc.                                11,904                    432
El Paso Energy Corp. (g)                                  23,501                    235
Electronic Arts, Inc. * (g)                               11,251                    601
Electronic Data Systems Corp.                             18,914                    366
Eli Lilly & Co.                                           41,387                  2,420
EMC Corp. *                                               87,893                  1,153
Emerson Electric Corp. (g)                                15,321                    960
Engelhard Corp.                                            4,464                    137
Entergy Corp.                                              7,788                    571
EOG Resources, Inc.                                        8,732                    415
Equifax, Inc.                                              4,936                    166
Equity Office Properties Trust                            14,734                    464
Exelon Corp. (g)                                          24,291                  1,203
Express Scripts, Inc. *                                    2,780                    249
Exxon Mobil Corp.                                        233,308                 13,306
Family Dollar Stores, Inc.                                 6,128                    165
Fannie Mae (g)                                            35,365                  1,908
Federated Department Stores, Inc. (g)                      6,182                    355
Federated Investors, Inc.                                  3,476                     99
FedEx Corp.                                               11,010                    935
Fifth Third Bancorp.                                      19,003                    827
First Data Corp.                                          29,299                  1,114
First Energy Corp.                                        12,052                    525
First Horizon National Corp.                               4,499                    187
Fiserv, Inc. * (g)                                         7,061                    299
Fisher Scientific International, Inc. * (g)                4,285                    254
Fluor Corp. (g)                                            3,126                    161
Ford Motor Co.                                            66,897                    609
Forest Laboratories, Inc. *                               12,839                    458
Fortune Brands, Inc.                                       5,294                    448
FPL Group, Inc.                                           14,293                    583
Franklin Resources, Inc.                                   7,227                    496
Freddie Mac                                               25,138                  1,546
Freeport-McMoRan Copper & Gold, Inc., Class B (g)          6,540                    227
Freescale Semiconductor, Inc. *                           14,672                    277
Gannett, Inc.                                              9,177                    707
Gap, Inc.                                                 26,909                    575
Gateway, Inc. *                                           10,923                     37
General Dynamics Corp.                                     7,312                    768
General Electric Corp.                                   387,273                 14,019
General Mills, Inc.                                       13,339                    659
General Motors Corp. (g)                                  20,638                    551
Genuine Parts Co. (g)                                      6,384                    273
Genzyme Corp. *                                            9,057                    531
Georgia Pacific Corp.                                      9,494                    325
Gilead Sciences, Inc. *                                   15,818                    587
Gillette Co.                                              36,221                  1,870
Golden West Financial Corp. (g)                           10,318                    643
Goldman Sachs Group, Inc.                                 16,360                  1,747
Goodrich Corp.                                             4,389                    177
Goodyear Tire & Rubber Co. * (g)                           6,423                     76
Great Lakes Chemical Corp.                                 1,884                     58
Guidant Corp.                                             11,787                    873
H & R Block, Inc.                                          6,038                    301
H.J. Heinz Co.                                            12,791                    471
Halliburton Co.                                           18,432                    767
Harley-Davidson, Inc. (g)                                 10,668                    502
Harrah's Entertainment, Inc. (g)                           4,159                    273
Hartford Financial Services Group, Inc. (g)               10,805                    782
Hasbro, Inc.                                               6,099                    115
HCA, Inc.                                                 15,041                    840
Health Management Associates, Inc., Class A (g)            8,915                    220
Hercules, Inc. * (g)                                       4,091                     54
Hershey Foods Corp. (g)                                    7,994                    511
Hewlett-Packard Co.                                      105,798                  2,166
Hilton Hotels Corp.                                       14,057                    307
Home Depot, Inc.                                          80,236                  2,839
Honeywell International, Inc.                             31,086                  1,112
Hospira, Inc. *                                            5,703                    191
Humana, Inc. *                                             5,876                    204
Huntington Bancshares                                      8,472                    199
IBM Corp.                                                 59,653                  4,555
Illinois Tool Works, Inc.                                 10,038                    841
IMS Health, Inc.                                           8,475                    203
Ingersoll-Rand Co., Class A (g)                            6,333                    487
Intel Corp.                                              227,522                  5,351
International Flavors & Fragrances, Inc.                   3,237                    123
International Game Technology                             12,607                    339
International Paper Co.                                   17,916                    614
Interpublic Group Cos., Inc. * (g)                        15,452                    199
Intuit, Inc. *                                             6,775                    273
ITT Industries, Inc.                                       3,372                    305
J.C. Penney Co., Inc.                                     10,435                    495
J.P. Morgan Chase & Co.                                  129,845                  4,609
Jabil Circuit, Inc. *                                      6,706                    185
Janus Capital Group, Inc.                                  8,633                    112
JDS Uniphase Corp. * (g)                                  52,786                     78
Jefferson-Pilot Corp. (g)                                  4,988                    250
Johnson & Johnson                                        108,652                  7,457
Johnson Controls, Inc.                                     6,985                    382
Jones Apparel Group, Inc.                                  4,473                    136
KB Home (g)                                                3,044                    174
Kellogg Co.                                               12,824                    576
Kerr-McGee Corp.                                           5,964                    463
KeyCorp                                                   14,846                    492
KeySpan Corp. (g)                                          5,876                    223
Kimberly-Clark Corp.                                      17,585                  1,098
Kinder Morgan, Inc.                                        4,013                    307
King Pharmaceuticals, Inc. *                               8,826                     71
KLA-Tencor Corp. (g)                                       7,181                    280
Knight-Ridder, Inc. (g)                                    2,759                    179
Kohl's Corp. * (g)                                        11,909                    567
Kroger Co. *                                              26,752                    422
L-3 Communications Holdings, Inc.                          4,208                    299
Laboratory Corp. of America Holdings *                     4,934                    244
Leggett & Platt, Inc.                                      6,973                    188
Lehman Brothers Holdings, Inc.                            10,086                    925
Lexmark International, Inc. *                              4,627                    321
Limited Brands, Inc.                                      13,959                    303
Lincoln National Corp.                                     6,370                    286
Linear Technology Corp.                                   11,220                    401
Liz Claiborne, Inc. (g)                                    3,966                    141
Lockheed Martin Corp.                                     14,668                    894
Loews Corp.                                                5,833                    413
Louisiana-Pacific Corp.                                    4,047                    100
Lowe's Cos., Inc.                                         28,235                  1,471
LSI Logic Corp. *                                         14,065                     75
Lucent Technologies, Inc. * (g)                          161,898                    393
M&T Bank Corp.                                             3,593                    372
Manor Care, Inc.                                           3,149                    105
Marathon Oil Corp.                                        12,679                    590
Marriott International, Inc., Class A                      7,342                    460
Marsh & McLennan Cos.,Inc.                                19,326                    542
Marshall & Ilsley Corp.                                    7,592                    324
Masco Corp.                                               16,369                    516
Mattel, Inc.                                              15,225                    275
Maxim Integrated Products, Inc. (g)                       11,938                    446
May Department Stores Co.                                 10,669                    374
Maytag Corp. (g)                                           2,905                     28
MBIA, Inc. (g)                                             5,142                    269
MBNA Corp.                                                46,684                    922
McCormick & Co.                                            4,961                    172
McDonald's Corp.                                          46,481                  1,362
McGraw-Hill Cos., Inc.                                     6,959                    606
McKesson, Inc.                                            10,786                    399
MeadWestvaco Corp.                                         7,404                    218
Medco Health Solutions, Inc. *                            10,061                    513
MedImmune, Inc. *                                          9,088                    231
Medtronic, Inc.                                           44,193                  2,329
Mellon Financial Corp.                                    15,484                    429
Merck & Co., Inc.                                         80,678                  2,735
Mercury Interactive Corp. *                                3,085                    128
Meredith Corp.                                             1,662                     78
Merrill Lynch & Co., Inc.                                 34,010                  1,834
MetLife, Inc. (g)                                         26,780                  1,042
MGIC Investment Corp.                                      3,536                    209
Micron Technology, Inc. *                                 22,428                    218
Microsoft Corp.                                          369,714                  9,354
Millipore Corp. *                                          1,817                     88
Molex, Inc. (g)                                            6,127                    156
Molson Coors Brewing Co., Class B                          2,937                    181
Monsanto Co.                                               9,729                    570
Monster Worldwide, Inc. * (g)                              4,410                    101
Moody's Corp. (g)                                          5,012                    412
Morgan Stanley                                            40,657                  2,139
Motorola, Inc.                                            89,584                  1,374
Mylan Laboratories, Inc. (g)                               9,838                    162
Nabors Industries Ltd. *                                   5,174                    279
National City Corp.                                       21,712                    737
National Semiconductor Corp.                              12,982                    248
National-Oilwell Varco, Inc. *                             6,131                    244
Navistar International Corp. * (g)                         2,403                     71
NCR Corp. *                                                6,804                    225
Network Appliance, Inc.                                   13,378                    356
New York Times Co.                                         5,326                    178
Newell Rubbermaid, Inc.                                   10,041                    218
Newmont Mining Corp. (g)                                  16,219                    616
News Corp., Class A (g)                                  105,342                  1,610
Nextel Communications, Inc., Class A *                    41,168                  1,152
NICOR, Inc. (g)                                            1,612                     60
Nike, Inc., Class B                                        8,394                    645
NiSource, Inc.                                             9,911                    230
Noble Corp.                                                4,953                    252
Nordstrom, Inc.                                            4,606                    234
Norfolk Southern Corp.                                    14,625                    459
North Fork Bancorp.                                       17,196                    484
Northern Trust Corp.                                       7,431                    335
Northrop Grumman Corp.                                    13,163                    722
Novell, Inc. *                                            13,868                     82
Novellus Systems, Inc. * (g)                               5,108                    120
Nucor Corp. (g)                                            5,838                    299
NVIDIA Corp. * (g)                                         6,073                    133
Occidental Petroleum Corp.                                14,514                  1,001
Office Depot, Inc. *                                      11,428                    224
Officemax, Inc. * (g)                                      3,415                    111
Omnicom Group, Inc.                                        6,808                    564
Oracle Corp. *                                           164,179                  1,898
PACCAR, Inc.                                               6,346                    431
Pactiv Corp.                                               5,423                    116
Pall Corp. (g)                                             4,531                    122
Parametric Technology Corp. * (g)                          9,883                     53
Parker Hannifin Corp.                                      4,391                    263
Paychex, Inc.                                             12,994                    398
People's Energy Corp.                                      1,389                     55
Pepsi Bottling Group, Inc.                                 7,224                    207
PepsiCo, Inc. (g)                                         61,317                  3,412
PerkinElmer, Inc.                                          4,727                     87
Pfizer, Inc.                                             272,597                  7,406
PG&E Corp.                                                13,180                    458
Phelps Dodge Corp. (g)                                     3,532                    303
Pinnacle West Capital Corp.                                3,346                    140
Pitney Bowes, Inc.                                         8,434                    377
Plum Creek Timber Co., Inc.                                6,716                    232
PMC-Sierra, Inc. * (g)                                     6,575                     53
PNC Financial Services Group                              10,327                    550
PPG Industries, Inc.                                       6,328                    427
PPL Corp.                                                  6,910                    375
Praxair, Inc.                                             11,793                    552
Principal Financial Group (g)                             10,944                    428
Procter & Gamble Co. (g)                                  92,170                  4,991
Progress Energy, Inc. (g)                                  9,027                    379
Progressive Corp.                                          7,315                    668
Providian Financial Corp. * (g)                           10,710                    179
Prudential Financial, Inc.                                19,146                  1,094
Public Service Enterprise Group, Inc. (g)                  8,709                    506
Pulte Homes, Inc.                                          4,329                    309
QLogic Corp. * (g)                                         3,356                    112
QUALCOMM, Inc. * (g)                                      60,134                  2,098
Quest Diagnostics, Inc.                                    3,335                    353
Qwest Communications International,                       61,066                    209
Inc. * (g)
R.R. Donnelley & Sons Co. (g)                              7,870                    259
RadioShack Corp.                                           5,790                    145
Raytheon Co.                                              16,555                    623
Reebok International Ltd.                                  2,047                     83
Regions Financial Corp.                                   16,975                    568
Reynolds American, Inc. (g)                                4,255                    332
Robert Half International, Inc.                            5,882                    146
Rockwell Automation, Inc.                                  6,393                    296
Rockwell Collins, Inc.                                     6,518                    299
Rohm & Haas Co.                                            7,104                    310
Rowan Cos., Inc.                                           3,918                    104
Ryder Systems, Inc.                                        2,342                     86
Sabre Group Holdings Corp., Class A                        4,806                     94
SAFECO Corp.                                               4,647                    245
Safeway, Inc. * (g)                                       16,351                    348
Sanmina-SCI Corp. *                                       19,125                     77
Sara Lee Corp.                                            28,841                    617
SBC Communications, Inc.                                 120,701                  2,873
Schering-Plough Corp.                                     53,893                  1,125
Schlumberger Ltd. (g)                                     21,542                  1,473
Scientific-Atlanta, Inc.                                   5,556                    170
Sealed Air Corp. * (g)                                     3,053                    148
Sears Holdings Corp. *                                     3,507                    474
Sempra Energy * (g)                                        8,696                    351
Sherwin-Williams Co.                                       4,625                    206
Siebel Systems, Inc. * (g)                                18,810                    169
Sigma-Aldrich Corp.                                        2,515                    147
SLM Corp.                                                 15,705                    748
Snap-On, Inc.                                              2,117                     70
Solectron Corp.                                           35,481                    117
Southern Co.                                              27,142                    894
Southwest Airlines Co.                                    26,919                    400
Sovereign Bancorp, Inc.                                   13,694                    282
Sprint Corp. (g)                                          54,003                  1,202
St. Jude Medical, Inc. *                                  13,187                    515
St. Paul Cos.                                             24,461                    876
Stanley Works (g)                                          2,747                    118
Staples, Inc.                                             27,144                    518
Starbucks Corp. * (g)                                     14,602                    723
Starwood Hotels & Resorts Worldwide, Inc.                  7,763                    422
State Street Corp.                                        12,187                    563
Stryker Corp.                                             13,691                    665
Sun Microsystems, Inc. *                                 123,420                    448
SunGard Data Systems, Inc. *                              10,555                    353
Sunoco, Inc.                                               2,534                    252
SunTrust Banks, Inc.                                      12,393                    903
SUPERVALU, Inc.                                            4,936                    156
Symantec Corp. *                                          25,925                    487
Symbol Technologies, Inc.                                  8,866                    119
Synovus Financial Corp. (g)                               11,358                    318
Sysco Corp.                                               23,271                    804
T. Rowe Price Group, Inc.                                  4,522                    249
Target Corp. (g)                                          32,717                  1,518
Teco Energy, Inc. (g)                                      7,546                    125
Tektronix, Inc.                                            3,266                     71
Tellabs, Inc. *                                           16,880                    131
Temple-Inland, Inc.                                        4,182                    141
Tenet Healthcare Corp. * (g)                              17,112                    205
Teradyne, Inc. *                                           7,095                     78
Texas Instruments, Inc.                                   62,893                  1,570
Textron, Inc.                                              4,938                    372
The Walt Disney Co.                                       74,807                  1,975
Thermo Electron Corp. *                                    5,844                    146
Tiffany & Co. (g)                                          5,316                    160
Time Warner, Inc. *                                      167,924                  2,822
TJX Companies, Inc.                                       17,607                    399
Torchmark Corp. (g)                                        3,950                    211
Toys 'R' Us, Inc. *                                        7,858                    199
Transocean, Inc. *                                        11,735                    544
Tribune Co. (g)                                           10,898                    421
TXU Corp. (g)                                              8,777                    753
Tyco International Ltd. (g)                               73,559                  2,303
U.S. Bancorp. (g)                                         67,718                  1,889
U.S.T., Inc. (g)                                           6,040                    277
Union Pacific Corp.                                        9,536                    610
Unisys Corp. *                                            12,324                     80
United Parcel Service, Inc.                               40,894                  2,917
United States Steel Corp.                                  4,171                    178
United Technologies Corp.                                 18,714                  1,903
UnitedHealth Group, Inc.                                  23,438                  2,215
Univision Communications, Inc. * (g)                      10,665                    280
Unocal Corp.                                               9,886                    539
UNUMProvident Corp. (g)                                   10,872                    182
V.F. Corp.                                                 3,653                    207
Valero Energy                                              9,377                    643
VERITAS Software Corp. *                                  15,424                    318
Verizon Communications, Inc.                             101,209                  3,624
Viacom, Inc.                                              62,298                  2,157
Visteon Corp.                                              4,733                     17
Vulcan Materials Co.                                       3,760                    199
W.W. Grainger, Inc.                                        3,048                    169
Wachovia Corp.                                            57,931                  2,965
Wal-Mart Stores, Inc.                                    123,787                  5,836
Walgreen Co.                                              37,319                  1,607
Washington Mutual, Inc. (g)                               31,907                  1,318
Waste Management, Inc.                                    20,771                    592
Waters Corp. *                                             4,415                    175
Watson Pharmaceuticals, Inc. *                             4,001                    120
WellPoint, Inc. *                                         11,144                  1,424
Wells Fargo & Co.                                         61,960                  3,714
Wendy's International, Inc.                                4,165                    179
Weyerhaeuser Co.                                           8,869                    609
Whirlpool Corp. (g)                                        2,443                    152

Williams Cos., Inc.                                       20,834                    354
Wm. Wrigley Jr. Co.                                        7,146                    494
Wyeth                                                     48,817                  2,194
Xcel Energy, Inc.                                         14,648                    252
Xerox Corp. * (g)                                         34,981                    464
Xilinx, Inc. (g)                                          12,734                    343
XL Capital Ltd., Class A                                   5,080                    357
XTO Energy, Inc.                                          12,693                    383
Yahoo, Inc. * (g)                                         47,644                  1,645
YUM! Brands, Inc.                                         10,646                    500
Zimmer Holdings, Inc. *                                    9,014                    734
Zions Bancorporation * (g)                                 3,283                    230
                                                                                    ---
TOTAL COMMON STOCKS                                                             385,977
                                                                                -------

REAL ESTATE INVESTMENT TRUSTS  (0.4%)

Archstone-Smith Trust                                      7,300                    263
Equity Residential Properties Trust                       10,332                    355
ProLogis                                                   6,719                    266
Simon Property Group, Inc.                                 8,081                    533
                                                                                    ---
TOTAL REAL ESTATE INVESTMENT TRUSTS                                               1,417
                                                                                  -----

REPURCHASE AGREEMENTS  (2.6%)

UBS Investment Bank, 2.86%, 5/2/05                      $ 10,460                 10,460
                                                                                 ------
(Proceeds at maturity, $10,462,
Collateralized by various U.S. Treasury
securities)
TOTAL REPURCHASE AGREEMENTS                                                      10,460
                                                                                 ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (17.2%)

Pool of various securities for Fifth Third Funds          68,382                 68,382
                                                                                 ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            68,382
                                                                                 ------


TOTAL (COST $271,239) +   -   117.1%                                           $466,236
                                                                               ========
------------

Percentages indicated are based on net assets of $398,247.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BALANCED FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (62.9%)

Abbott Laboratories (g)                                   89,517                $ 4,400
Air Products and Chemicals, Inc.                          38,878                  2,284
Allstate Corp.                                            47,472                  2,666
Alltel Corp. (g)                                          30,000                  1,709
Bank of America Corp.                                     86,882                  3,913
Check Point Software Technologies Ltd.                    45,089                    945
 * (g)
Citigroup, Inc.                                           39,871                  1,872
Dell, Inc. *                                              84,853                  2,955
Diebold, Inc.                                             38,586                  1,866
Ecolab, Inc.                                              44,063                  1,441
Emerson Electric Corp. (g)                                15,642                    980
Exxon Mobil Corp.                                         63,154                  3,602
FedEx Corp.                                               10,860                    923
FPL Group, Inc.                                           19,386                    791
General Electric Corp.                                   141,659                  5,128
Honeywell International, Inc.                             91,722                  3,280
IBM Corp.                                                 16,923                  1,293
Investors Financial Services Corp.                        19,528                    819
Johnson & Johnson                                         44,513                  3,055
McDonald's Corp.                                          97,509                  2,857
Medco Health Solutions, Inc. *                            42,388                  2,161
Microsoft Corp.                                          149,557                  3,784
Noble Corp. (g)                                           23,673                  1,205
Omnicom Group, Inc.                                       31,071                  2,576
PepsiCo, Inc.                                             47,281                  2,631
Praxair, Inc. (g)                                         40,768                  1,909
Procter & Gamble Co. (g)                                  31,831                  1,724
Prudential Financial, Inc.                                36,611                  2,092
Schlumberger Ltd.                                         31,300                  2,142
Sherwin-Williams Co.                                      49,794                  2,219
Synovus Financial Corp.                                  135,455                  3,797
Target Corp. (g)                                          33,310                  1,546
Teva Pharmaceutical Industries Ltd.,                     102,916                  3,215
ADR (g)
United Technologies Corp.                                 33,927                  3,451
Viacom, Inc., Class A (g)                                 48,253                  1,678
Walgreen Co.                                              39,051                  1,682
Weatherford International Ltd. *                          31,898                  1,663
Wells Fargo & Co.                                         81,450                  4,883
                                                                                 ------
TOTAL COMMON STOCKS                                                              91,137
                                                                                 ------

CORPORATE BONDS  (25.1%)

AIG Sunamerica Global Finance, 6.90%,                        675                    792
 3/15/32
Alliant Master Trust, Series 2000-1A,                      2,000                  2,000
Class A, 3.24%, 6/20/06 (d)(e)
AOL Time Warner, Inc., 7.70%,                                125                    154
5/1/32

Bear Stearns Adjustable Rate Mortgage                        917                    925
Trust, Series 2004-10, Class 12A3,
4.74%, 1/25/35 (d)
Bear Stearns Asset Backed Securities,                        975                    975
Inc., Series 2004-HE3, Class 1A1, 3.02%,
5/25/31 (d)
Bear Stearns Commercial Mortgage                             579                    610
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                             700                    718
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41 (d)
Chase Manhattan Auto Owner Trust,                            657                    653
1.52%, 5/15/07
Chase Mortgage Finance Corp., 5.00%,                       1,782                  1,770
11/25/33
Countrywide Alternative Loan Trust,                          436                    450
6.50%, 9/25/34
Credit Suisse First Boston Mortgage                          121                    123
Securites Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
DaimlerChrysler, 8.50%, 1/18/31                               65                     74
Duke Energy Corp., 6.45%, 10/15/32                           225                    247
First Franklin Mortgage Loan, 2.47%,                         238                    237
7/25/33 (d)
First Union-Lehman Brothers, 7.00%,                          630                    709
4/18/29 (e)
Ford Motor Co., 7.45%, 7/16/31 (g)                           115                     95
France Telecom, 8.50%, 3/1/31                                200                    270
Gazprom International, 7.20%, 2/1/20 (e)                     110                    114
General Electric Capital Corp., 6.75%,                       175                    209
3/15/32
General Motors, 8.38%, 7/15/33 (g)                            20                     15
General Motors Acceptance Corp.,                             145                    127
6.80%, 9/15/11
General Motors Acceptance Corp.,                           1,897                  1,896
Mortgage Corp. Loan Trust, 3.08%,
12/25/20 (d)
General Motors Acceptance Corp.,                             385                    382
Mortgage Corp. Loan Trust, 4.34%,
11/1/34
General Motors Acceptance Corp.,                           1,000                  1,003
Mortgage Corp. Loan Trust, 3.04%,
2/25/35 (d)
Green Tree Financial Corp., 7.60%,                           270                    286
6/15/25
Green Tree Financial Corp., Series                           245                    249
1998-6, Class A, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                       1,000                  1,016
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                         700                    710
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                      693                    677
2004-C1, Class A1, 3.66%, 10/10/28
GS Mortgage Securities Corp. II, Series                    1,000                  1,006
2004-GG2, Class A3, 4.60%, 8/10/38
JP Morgan Mortgage Trust, Series                             495                    495
2005-A1, Class 2A1, 4.88%, 2/25/35

JP Morgan Mortgage Trust, Series                           2,000                  2,030
2005-A2, 4.93%, 4/25/35
Lehman Brothers TRAINS, 7.76%,                             1,995                  2,461
11/15/31 (d)(e)
Morgan Stanley Capital I, 5.11%,                             800                    813
6/15/40
Morgan Stanley Dean Witter Capital I,                        700                    699
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                        1,065                  1,068
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28 (g)                          205                    219
Navistar Financial Corp. Owner Trust,                      1,755                  1,741
1.73%, 2/15/07
Navistar Financial Corp. Owner Trust,                      2,000                  2,002
3.01%, 4/15/08 (d)
Pemex Master Trust, 6.13%, 8/15/08                           175                    180
Residential Accredit Loans, Inc., 3.12%,                   1,313                  1,311
 3/25/34 (d)
Residential Asset Securities Corp.,                        1,000                  1,000
3.09%, 3/25/34 (d)
Trans-Canada Pipeline, 5.60%,                                195                    201
3/31/34
Truck Retail Installment Paper Corp.,                      2,000                  2,001
3.15%, 5/15/13 (d)(e)
UBS Preferred Funding Trust I, 8.62%,                        250                    296
10/1/10 (d)
United Mexican States, 4.63%,                                580                    576
10/8/08
Washington Mutual, Series 2004-AR3,                          470                    467
Class A-2, 4.24%, 6/25/34
YUM! Brands Inc., 7.70%, 7/1/12                              250                    293
                                                                                    ---
TOTAL CORPORATE BONDS                                                            36,345
                                                                                 ------

U.S. GOVERNMENT AGENCIES  (15.6%)
FANNIE MAE  (10.6%)
6.50%, 6/1/16                                              1,410                  1,471
5.50%, 1/1/18                                                337                    345
4.50%, 5/1/18 TBA                                          2,750                  2,723
5.50%, 11/1/18                                               627                    642
4.00%, 2/25/21                                             2,000                  2,002
5.50%, 2/1/25                                                295                    298
5.00%, 5/1/25                                                498                    494
7.50%, 6/1/27                                                 47                     51
7.50%, 12/1/27                                                26                     28
7.50%, 12/1/27                                               226                    243
7.00%, 9/1/31                                                286                    303
7.00%, 6/1/32                                                 26                     27
5.00%, 6/1/33 TBA                                          1,000                    991
5.50%, 6/1/33 TBA                                          4,500                  4,551
6.00%, 2/1/34                                                493                    507
6.00%, 2/1/34                                                505                    519
7.00%, 9/1/34                                                 75                     79
                                                                                     --
                                                                                 15,274

FREDDIE MAC  (3.7%)
4.50%, 1/15/13                                                60                     60
4.50%, 8/15/16                                             1,585                  1,582
7.50%, 7/1/27                                                 13                     14
7.50%, 8/1/27                                                 60                     65

7.50%, 11/1/27                                                32                     34
7.50%, 12/1/27                                                88                     95
6.50%, 5/1/31                                                277                    288
6.50%, 11/1/31                                               806                    839
7.00%, 1/1/32                                                 12                     13
6.25%, 7/15/32 (g)                                           700                    834
7.00%, 8/1/32                                                 51                     54
4.50%, 6/1/34                                                196                    189
4.50%, 9/1/34                                                228                    220
6.00%, 10/1/34                                               169                    173
6.00%, 10/1/34                                               845                    868
                                                                                    ---
                                                                                  5,328

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.3%)

4.50%, 11/16/29                                              465                    461
6.50%, 4/15/32                                               249                    260
7.00%, 7/20/32                                               156                    165
5.50%, 10/1/33 TBA                                         1,000                  1,018
                                                                                  -----
                                                                                  1,904

TOTAL U.S. GOVERNMENT AGENCIES                                                   22,506
                                                                                 ------

U.S. TREASURY OBLIGATIONS  (0.8%)
U.S. TREASURY BONDS  (0.1%)

5.00%, 11/15/27 **                                           200                     70
5.38%, 2/15/31                                                60                     68
                                                                                     --
                                                                                    138

U.S. TREASURY INFLATION PROTECTED BONDS  (0.7%)

1.63%, 1/15/15                                             1,040                  1,047
                                                                                  -----
TOTAL U.S. TREASURY OBLIGATIONS                                                   1,185
                                                                                  -----

MONEY MARKETS  (1.5%)

Dreyfus Cash Management Money                                465                     -#
Market Fund
Federated Prime Value Obligations                      2,140,998                  2,141
                                                                                  -----
Money Market Fund
TOTAL MONEY MARKETS                                                               2,141
                                                                                  -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (11.4%)

Pool of various securities for Fifth Third                16,469                 16,469
                                                                                 ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            16,469
                                                                                 ------


TOTAL (COST $158,010) +   -   117.3%                                           $169,783
                                                                               ========
------------

Percentages indicated are based on net assets of $144,704.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICRO CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                          SHARES                  VALUE
COMMON STOCKS  (96.3%)
A. M. Castle & Co. *                                      90,000                 $1,076
A. T. Cross Co., Class A *                               160,000                    896
Accelrys, Inc. *                                         180,000                    931
ActivCard S.A. *                                         250,000                  1,308
Agilysys, Inc.                                            30,000                    397
Ameron International Corp.                                60,000                  1,981
Analysts International Corp. *                           250,000                    860
Anaren, Inc. *                                            90,000                    876
Angelica Corp.                                            65,000                  1,754
APAC Customer Services, Inc. *                           525,000                    646
Apogee Enterprises, Inc.                                 225,000                  2,898
Associated Estates Realty Corp.                          110,000                  1,082
At Road, Inc. *                                          200,000                    678
Ault, Inc. *                                             300,000                    693
Bassett Furniture Industries, Inc.                       187,000                  3,672
BEI Technologies, Inc.                                    75,000                  1,725
Benihana, Inc., Class A *                                138,000                  2,222
BioScrip, Inc. *                                         266,721                  1,491
BKF Capital Group                                         75,000                  2,510
Blair Corp.                                               95,000                  3,121
Bombay Co., Inc. *                                       300,000                  1,185
Boykin Lodging Co. *                                     160,000                  1,559
Brush Wellman, Inc. *                                    170,000                  2,433
BUCA, Inc. *                                             230,014                  1,019
CalAmp Corp. * (g)                                       150,000                    827
Calgon Carbon Corp.                                      220,000                  1,899
Capstone Turbine Corp. * (g)                             129,157                    146
Carrington Laboratories, Inc. *                          130,220                    559
Celadon Group, Inc. *                                    105,000                  1,700
Century Business Services, Inc. *                        381,183                  1,357
Cepheid, Inc. *                                          100,000                    896
Cobra Electronics Corp. *                                300,154                  2,538
Compudyne Corp. *                                        135,000                    783
Comstock Resources, Inc. * (g)                           115,000                  2,910
Concord Camera Corp. *                                   280,379                    384
Covenant Transport, Inc., Class A *                      135,000                  1,812
Crawford & Co., Class A                                   12,200                     87
Crawford & Co., Class B                                  147,800                  1,096
Cutter & Buck, Inc.                                      140,801                  1,898
Deb Shops, Inc.                                           90,000                  2,157
DHB Industries, Inc. * (g)                               125,000                    830
Digimarc Corp. *                                         100,000                    507
Dril-Quip, Inc. *                                         85,000                  2,478
Electro Rent Corp. *                                     100,000                  1,204
Emerson Radio Corp. *                                    450,000                  1,319
Enesco Group, Inc. *                                     250,000                  1,403
ESS Technology, Inc. *                                   175,000                    672
Flow International Corp. * (g)                           125,000                    740
Frozen Food Express Industries, Inc. *                   225,000                  2,137
GSI Lumonics, Inc. *                                     150,000                  1,173
Haggar Corp.                                             115,000                  2,231
Hardinge, Inc.                                            50,000                    743
Harken Energy Corp. *                                    240,000                     98
Hartmarx Corp. *                                         330,000                  2,847
Heidrick & Struggles International, Inc.                  50,000                  1,293
*
Hologic, Inc. *                                           35,000                  1,246
ICO, Inc. *                                              175,000                    403
InFocus Corp. *                                          250,000                    900
Input/Output, Inc. * (g)                                 285,000                  1,721
Iomega Corp. *                                            31,000                     91
Jameson Inns, Inc. *                                     145,700                    221
K2, Inc. *                                                99,480                  1,265
Kaneb Services LLC                                             1                      -#
KVH Industries, Inc. * (g)                                90,000                    900
Lazare Kaplan International, Inc. *                      185,600                  1,661
LESCO, Inc. *                                            200,000                  2,902
Lightbridge, Inc. *                                      110,000                    668
Lydall, Inc. *                                           135,000                  1,207
MAIR Holdings, Inc. *                                    149,685                  1,350
Material Sciences Corp. *                                350,000                  4,294
Maxwell Technologies, Inc. *                             180,000                  1,390
MDI, Inc. *                                              294,800                    167
Meade Instruments Corp. *                                400,000                  1,184
Meadowbrook Insurance Group *                            140,000                    746
MEDTOX Scientific, Inc. *                                115,000                    776
MGP Ingredients, Inc. (g)                                125,000                  1,098
MHI Hospitality Corp.                                     90,000                    856
Michael Baker Corp. *                                     97,423                  2,048
Mobile Mini, Inc. *                                       65,000                  2,279
Monterey Pasta Co. *                                     425,000                  1,351
Movado Group, Inc.                                        60,000                    964
Nanometrics, Inc. * (g)                                  170,000                  1,751
National Dentex Corp. *                                   97,500                  1,767
Northwest Pipe Co. *                                      45,000                  1,035
Olympic Steel, Inc. * (g)                                 75,514                  1,105
On Assignment, Inc. *                                    325,000                  1,397
Oregon Steel Mills, Inc. *                                55,245                    919
Orthologic Corp. * (g)                                   100,000                    431
OSI Systems, Inc. * (g)                                  150,000                  2,130
Osteotech, Inc. *                                        350,000                    903
Overland Storage, Inc. *                                  65,000                    689
PAM Transportation Services, Inc. *                       50,000                    842
PAREXEL International Corp. *                             20,000                    365
Pemstar, Inc. * (g)                                      501,885                    577
Perceptron, Inc. *                                        80,213                    570
Pharmacopeia, Inc. *                                      90,000                    441
Planar Systems, Inc. *                                   110,000                    848
Plato Learning, Inc. *                                   250,000                  1,833
Poore Brothers, Inc. *                                    75,000                    236
Powell Industries, Inc. *                                140,000                  2,533
Quaker Fabric Corp. (g)                                  135,000                    437
R.G. Barry Corp. *                                       200,000                    880
Register.com, Inc. *                                      57,219                    290
Rewards Network, Inc. *                                  135,000                    668
Rockford Corp. *                                         325,100                    943
Rocky Shoes & Boots, Inc. *                              100,000                  2,678
RTI International Metals, Inc. *                         125,000                  2,811
Safeguard Scientifics, Inc. *                            525,000                    683
Saucony, Inc., Class A                                    35,000                    718
Sea Containers, Ltd.                                     170,000                  2,840
SeeBeyond Technology Corp. *                              50,000                    134
Skechers U.S.A., Inc. *                                  200,000                  2,448
Smith & Wollensky Restaurant Group,                       95,000                    537
Inc. *

SonicWALL, Inc. *                                        500,000                  2,569
Southcoast Financial Corp. *                              33,000                    941
Standard Register Co.                                    100,000                  1,247
Stein Mart, Inc. *                                        20,000                    405
Steinway Musical Instruments, Inc. *                     100,000                  3,021
Stepan Co.                                               200,000                  4,312
Stewart & Stevenson Services, Inc.                        60,000                  1,440
Strategic Distribution, Inc. *                           123,986                  1,320
Stride Rite Corp.                                         25,000                    305
Superior Uniform Group, Inc.                              60,000                    681
Sykes Enterprises, Inc. *                                115,000                    805
Symmetricom, Inc. *                                      429,694                  4,425
Systemax, Inc. *                                          60,000                    436
The Row Companies *                                       53,100                    216
Theragenics Corp. *                                      340,000                  1,193
Top Tankers, Inc. (g)                                    125,000                  1,953
Transport Corp. of America, Inc. *                       140,000                    972
Tweeter Home Entertainment Group,                        140,000                    512
Inc. *
U. S. Concrete, Inc. *                                    70,000                    421
Universal Electronics, Inc. *                            125,000                  2,049
Veritas DGC, Inc. *                                       80,000                  2,048
Vesta Insurance Group, Inc. (g)                          200,000                    490
Vignette Corp. *                                         425,000                    497
White Electronic Designs Corp. *                         110,000                    536
Willbros Group, Inc. *                                   115,000                  1,973
Wolverine Tube, Inc. *                                   100,000                    650
Zomax, Inc. *                                            390,300                    898
                                                                                    ---
TOTAL COMMON STOCKS                                                             182,179
                                                                                -------
INVESTMENT COMPANIES  (1.3%)

Brantley Capital Corp.                                    50,000                    585
Equus II, Inc.                                           139,801                  1,071
MVC Capital                                               40,000                    376
Royce Micro-Cap Trust                                     35,420                    460
                                                                                    ---
TOTAL INVESTMENT COMPANIES                                                        2,492
                                                                                  -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (6.0%)

Pool of various securities for Fifth Third                          11,382       11,382
                                                                                 ------
Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            11,382
                                                                                 ------


TOTAL (COST $158,416) +  -   103.6%                                            $196,053
                                                                               ========
------------

Percentages indicated are based on net assets of $189,314.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SMALL CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (91.4%)
Accredo Health, Inc. *                                   102,100                 $4,626
Agilysys, Inc.                                            25,000                    331
Agrium, Inc.                                             168,000                  2,991
Albany Molecular Research, Inc. *                         65,000                    613
Allegheny Energy, Inc. * (g)                             207,300                  5,067
American Italian Pasta Co. (g)                            98,300                  2,326
Anixter International, Inc. * (g)                         67,400                  2,488
Ann Taylor Stores Corp. * (g)                            132,700                  3,250
Applied Films Corp. *                                     23,000                    550
Avnet, Inc. *                                            117,000                  2,210
Bema Gold Corp. *                                        504,000                  1,028
Big Lots, Inc. * (g)                                     200,000                  2,036
Black Hills Corp.                                        134,500                  4,611
Bob Evans Farms, Inc.                                    155,000                  3,162
Cal Dive International, Inc. *                            30,000                  1,334
Cambior, Inc. *                                          223,300                    427
Coeur d'Alene Mines Corp. * (g)                          160,000                    494
Community Health System, Inc. *                          155,400                  5,665
Corinthian Colleges, Inc. * (g)                          163,500                  2,323
Coventry Health Care, Inc. * (g)                           8,000                    547
Credence Systems Corp. * (g)                             213,000                  1,340
Eldorado Gold Corp. *                                    196,700                    464
Endurance Specialty Holdings, Ltd.                       110,000                  3,982
Energy Partners, Ltd. * (g)                               45,000                  1,029
Goody's Family Clothing, Inc.                            246,900                  2,037
Hain Celestial Group, Inc. *                              61,000                  1,083
Headwaters, Inc. * (g)                                   116,900                  3,737
Hilb, Rogal & Hamilton Co. (g)                            90,200                  3,158
Horace Mann Educators Corp. (g)                           56,000                    917
Input/Output, Inc. *                                     120,000                    725
Jack in the Box, Inc. * (g)                               25,000                    914
Key Energy Services, Inc. *                               80,000                    915
Lubrizol Corp.                                            65,000                  2,520
Magnum Hunter Resources, Inc. *                          180,000                  2,597
Merix Corp. * (g)                                        190,000                  1,493
Methode Electronics, Inc.                                259,000                  2,919
ONEOK, Inc.                                               21,800                    629
Payless ShoeSource, Inc. * (g)                           268,000                  3,661
PepsiAmericas, Inc.                                      118,200                  2,918
Performance Food Group Co. *                             103,300                  2,777
Perry Ellis International, Inc. *                        129,500                  2,591
Photronics, Inc. *                                       170,000                  2,703
Piper Jaffray Cos., Inc. *                                61,500                  1,700
Platinum Underwriters Holdings, Ltd.                      54,000                  1,598
Polyone Corp. *                                          384,000                  2,964
Priority Healthcare Corp., Class B *                      39,000                    888
PT Indosat TBK ADR                                        60,000                  1,352
Scottish Re Group, Ltd. (g)                              128,100                  3,008
Service Corp. International                              480,000                  3,379
Standard Register Co.                                    224,000                  2,793
Steiner Leisure, Ltd. *                                   40,000                  1,199

Steris Corp. *                                           151,600                  3,590
Tel Offshore Trust                                         2,610                     19
The Steak n Shake Co. *                                  172,000                  3,110
Tidewater, Inc.                                           92,700                  3,195
Tommy Hilfiger Corp. *                                   334,000                  3,654
Vectren Corp.                                            100,200                  2,707
Veritas DGC, Inc. *                                      111,000                  2,842
Vignette Corp. *                                       1,200,000                  1,404
Westar Energy, Inc.                                       50,000                  1,145
                                                                                  -----
TOTAL COMMON STOCKS                                                             131,735
                                                                                -------

INVESTMENT COMPANIES  (3.5%)
Ishares Russell 2000 Value (g)                            28,700                  5,018
                                                                                  -----
TOTAL INVESTMENT COMPANIES                                                        5,018
                                                                                  -----

REPURCHASE AGREEMENTS  (4.9%)
UBS Investment Bank, 2.86%, 5/2/05                       $ 7,096                  7,096
     (Proceeds at maturity, $7,098,                                               -----
       Collateralized by various U.S.
        Treasury securities)


TOTAL REPURCHASE AGREEMENTS                                                       7,096
                                                                                  -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (26.3%)

Pool of various securities for Fifth Third Funds          37,974                 37,974
                                                                                 ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            37,974
                                                                                 ------


TOTAL (COST $173,948) +     -   126.1%                                         $181,823
                                                                               ========
------------

Percentages indicated are based on net assets of $144,183.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MULTI CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT                    VALUE
COMMON STOCKS  (94.6%)
3Com Corp. *                                             315,000                   $992
Alltel Corp. (g)                                          50,000                  2,848
American Electric Power Co. (g)                           50,000                  1,761
American Express Co.                                      50,000                  2,635
American International Group, Inc.                        75,000                  3,814
American Power Conversion Corp.                           70,000                  1,698
Ameritrade Holding Corp. *                               125,000                  1,310
Anadarko Petroleum Corp.                                  50,000                  3,652
Andrew Corp. * (g)                                       165,000                  2,025
Apache Corp.                                              69,300                  3,901
Applera Corp.- Celera Genomics Group *                   250,000                  2,300
Applied Materials, Inc. *                                265,000                  3,940
Archer-Daniels-Midland Co.                               115,000                  2,069
Becton, Dickinson & Co.                                   50,000                  2,926
Berkshire Hathaway, Inc. *                                 1,000                  2,798
Big Lots, Inc. * (g)                                     165,000                  1,680
BMC Software, Inc. * (g)                                  60,000                    972
Bob Evans Farms, Inc.                                    125,000                  2,550
Borg Warner, Inc.                                        110,000                  5,029
Bristol-Myers Squibb Co. (g)                             150,000                  3,900
Cadbury Schweppes PLC ADR                                 60,000                  2,439
Charles Schwab Corp.                                     250,000                  2,588
ChevronTexaco Corp.                                       60,000                  3,120
CIGNA Corp.                                               50,000                  4,599
Coca-Cola Co.                                             40,000                  1,738
Coherent, Inc. *                                         100,000                  3,208
Comverse Technology, Inc. * (g)                          125,000                  2,849
ConAgra, Inc.                                            160,000                  4,280
ConocoPhillips                                            60,000                  6,291
CSX Corp.                                                 50,000                  2,007
CVS Corp.                                                 25,000                  1,290
Diebold, Inc.                                             75,000                  3,628
Dominion Resources, Inc.                                  15,000                  1,131
Duke Energy Corp. (g)                                    110,000                  3,211
E*TRADE Financial Corp. *                                175,000                  1,944
E. I. du Pont de Nemours & Co.                            35,000                  1,649
EMC Corp. *                                              165,000                  2,165
Florida East Coast Industries, Inc.                      100,000                  4,259
Foot Locker, Inc.                                         80,000                  2,133
Furniture Brands International, Inc. (g)                 135,000                  2,616
Gannett, Inc.                                             20,000                  1,540
General Dynamics Corp.                                    40,000                  4,202
General Electric Corp.                                   135,000                  4,887
Global Industries, Ltd. *                                150,000                  1,446
Goodyear Tire & Rubber Co. * (g)                         140,000                  1,662
Harris Corp.                                             120,000                  3,384
Hewlett-Packard Co.                                      160,000                  3,275
Hillenbrand Industries, Inc.                              50,000                  2,761
Home Depot, Inc.                                         100,000                  3,537
Honda Motor Co., Ltd.                                     75,000                  1,808
Honeywell International, Inc.                            150,000                  5,364
Horace Mann Educators Corp. (g)                          220,000                  3,604
Humana, Inc. *                                           185,000                  6,410
IBM Corp.                                                 50,000                  3,819
Industrias Bachoco, S.A. ADR                             115,000                  1,840
Intel Corp.                                              150,000                  3,528
International Paper Co.                                  135,000                  4,629
Interpublic Group Cos., Inc. * (g)                       200,000                  2,572
J.C. Penney Co., Inc.                                     40,000                  1,896
J.P. Morgan Chase & Co.                                  120,000                  4,258
JAKKS Pacific, Inc. * (g)                                110,000                  2,067
JDS Uniphase Corp. * (g)                                 225,000                    333
Jefferson-Pilot Corp. (g)                                100,000                  5,020
K2, Inc. * (g)                                            75,000                    954
Kellwood Co.                                              90,000                  2,299
Kerr-McGee Corp.                                          60,000                  4,656
KeyCorp                                                  100,000                  3,316
Kimberly-Clark Corp.                                      50,000                  3,123
Kraft Foods, Inc.                                        100,000                  3,241
Liberty Media Corp., Class A *                           365,000                  3,665
Lubrizol Corp.                                            85,000                  3,295
Lucent Technologies, Inc. * (g)                          550,000                  1,337
Marathon Oil Corp.                                       120,000                  5,588
Masco Corp.                                               85,000                  2,677
May Department Stores Co.                                110,000                  3,858
McDonald's Corp.                                         120,000                  3,517
McKesson, Inc.                                            25,000                    925
Merck & Co., Inc.                                        110,000                  3,729
Merrill Lynch & Co., Inc.                                 25,000                  1,348
Methode Electronics, Inc.                                165,000                  1,860
Micron Technology, Inc. *                                150,000                  1,457
Millenium Pharmaceuticals, Inc. * (g)                    220,000                  1,927
Motorola, Inc.                                           225,000                  3,452
Mylan Laboratories, Inc. (g)                             100,000                  1,650
Natuzzi S.p.A. ADR                                       125,000                  1,144
Neiman Marcus Group, Inc., Class A                        35,000                  3,441
Newell Rubbermaid, Inc.                                   30,000                    652
Novell, Inc. * (g)                                       275,000                  1,625
Orthodontic Centers of America, Inc. * (g)                35,000                    142
Pall Corp.                                               160,000                  4,293
Payless ShoeSource, Inc. * (g)                           225,000                  3,074
Pepco Holdings, Inc.                                     165,000                  3,575
Pfizer, Inc.                                             125,000                  3,396
Pier 1 Imports, Inc.                                      60,000                    871
Piper Jaffray Cos., Inc. *                                30,000                    830
Plum Creek Timber Co., Inc.                               50,000                  1,727
Royal Dutch Petroleum Co.                                 60,000                  3,495
Safeway, Inc. * (g)                                      200,000                  4,258
Saks, Inc. *                                             100,000                  1,704
Schering-Plough Corp.                                    185,000                  3,861
Schlumberger Ltd.                                         70,000                  4,789
Scientific-Atlanta, Inc.                                  45,000                  1,376
Snap-On, Inc.                                             30,000                    995
Standard Register Co.                                    200,000                  2,494
Stanley Works (g)                                         75,000                  3,227
Steris Corp. *                                            50,000                  1,184
Stewart & Stevenson Services, Inc.                       175,000                  4,200
Sun Microsystems, Inc. *                                 300,000                  1,089
SUPERVALU, Inc. (g)                                      150,000                  4,734
Tecumseh Products Co., Class A                           125,000                  4,343
The Walt Disney Co.                                      135,000                  3,564
Thomas & Betts Corp. * (g)                                70,000                  2,178
Transocean, Inc. *                                       200,000                  9,273

Trizec Properties, Inc.                                   75,000                  1,499
U.S. Bancorp.                                             80,000                  2,232
Union Pacific Corp.                                       60,000                  3,836
Verizon Communications, Inc.                             100,000                  3,579
Vishay Intertechnology, Inc. *                            75,000                    802
Whirlpool Corp. (g)                                       60,000                  3,724
Wyeth                                                     40,000                  1,798
                                                                                  -----
TOTAL COMMON STOCKS                                                             340,665
                                                                                -------

INVESTMENT COMPANIES  (1.1%)
iShares Russell 1000 Value Index                          20,000                  1,296
iShares Russell 3000 Value Index                          10,000                    836
John Hancock Bank & Thrift                               200,000                  1,926
                                                                                  -----
Opportunity Fund (g)
TOTAL INVESTMENT COMPANIES                                                        4,058
                                                                                  -----

REPURCHASE AGREEMENTS  (4.4%)
UBS Investment Bank, 2.86%, 5/2/05                      $ 16,031                 16,031
                                                                                 ------
  (Proceeds at maturity, $16,035,
  Collateralized by various U.S.
  Treasury securities)
TOTAL REPURCHASE AGREEMENTS                                                      16,031
                                                                                 ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (10.4%)

Pool of various securities for Fifth Third Funds          37,415                 37,415
                                                                                 ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            37,415
                                                                                 ------


TOTAL (COST $312,976) +    -   110.5%                                          $398,169
                                                                               ========
------------

Percentages indicated are based on net assets of $360,382.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (96.8%)
Abbott Laboratories (g)                                  100,296                $ 4,931
Alltel Corp. (g)                                         217,742                 12,403
American Electric Power Co. (g)                          383,299                 13,500
American International Group, Inc.                       198,000                 10,068
Anadarko Petroleum Corp.                                 102,620                  7,495
Bank of America Corp.                                    287,432                 12,946
Bank of New York Co., Inc.                               225,000                  6,287
Bristol-Myers Squibb Co. (g)                             372,112                  9,674
Cadbury Schweppes PLC ADR                                413,550                 16,810
Caterpillar, Inc.                                        168,742                 14,858
ChevronTexaco Corp.                                      264,866                 13,773
CIT Group, Inc.                                          321,299                 12,942
ConAgra, Inc.                                            328,857                  8,797
ConocoPhillips                                           197,055                 20,662
CVS Corp.                                                331,543                 17,102
Diebold, Inc.                                            197,000                  9,529
Dow Chemical Co.                                         406,044                 18,649
FPL Group, Inc. (g)                                      345,362                 14,098
Gannett, Inc.                                            229,055                 17,637
General Dynamics Corp.                                   194,617                 20,445
General Electric Corp.                                   355,000                 12,851
Genuine Parts Co. (g)                                    279,991                 12,012
H.J. Heinz Co.                                           215,000                  7,923
Hartford Financial Services Group, Inc. (g)              249,927                 18,087
Health Management Associates, Inc., Class A              171,000                  4,229
Hewlett-Packard Co.                                      453,792                  9,289
Honda Motor Co., Ltd.                                    535,538                 12,906
Honeywell International, Inc.                            571,852                 20,449
IBM Corp.                                                105,871                  8,086
International Paper Co.                                  435,525                 14,934
J.P. Morgan Chase & Co.                                  513,105                 18,210
KeyCorp                                                  548,418                 18,186
Lubrizol Corp.                                           166,000                  6,436
Marathon Oil Corp. (g)                                   443,921                 20,674
Masco Corp. (g)                                          226,550                  7,134
May Department Stores Co.                                139,552                  4,895
McDonald's Corp.                                         397,488                 11,650
Merck & Co., Inc.                                        213,244                  7,229
Merrill Lynch & Co., Inc.                                303,239                 16,354
MetLife, Inc.                                            453,000                 17,622
Micron Technology, Inc.                                  400,000                  3,884
NiSource, Inc.                                           305,424                  7,098
Parker Hannifin Corp.                                    308,175                 18,472
Royal Dutch Petroleum Co.                                337,427                 19,655
Safeway, Inc. * (g)                                      495,000                 10,539
SunTrust Banks, Inc. (g)                                 195,241                 14,219
United Technologies Corp.                                 99,000                 10,070
Verizon Communications, Inc.                             402,672                 14,415
Weyerhaeuser Co.                                         168,493                 11,560
                                                                                 ------
TOTAL COMMON STOCKS                                                             621,674
                                                                                -------

REPURCHASE AGREEMENTS  (3.1%)

UBS Investment Bank, 2.86%, 5/2/05                      $ 19,606                 19,606
                                                                                 ------
  (Proceeds at maturity, $19,611,
  Collateralized by a U.S. Treasury
security)
TOTAL REPURCHASE AGREEMENTS                                                      19,606
                                                                                 ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (10.1%)

Pool of various securities for Fifth Third Funds          65,108                 65,108
                                                                                 ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            65,108
                                                                                 ------



TOTAL (COST $592,161) +   -   110.0%                                           $706,388
                                                                               ========
------------

Percentages indicated are based on net assets of $642,199.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                     VALUE
INVESTMENTS IN AFFILIATES  (100.0%)
Fifth Third Disciplined Large Cap Value Fund           2,196,375               $ 31,035
Fifth Third Institutional Money Market Fund            1,313,710                  1,314
Fifth Third Intermediate Bond Fund                       386,735                  3,813
Fifth Third International Equity Fund                    949,829                  9,878
Fifth Third Mid Cap Growth Fund *                        990,832                 13,703
Fifth Third Multi Cap Value Fund                         523,263                 12,365
Fifth Third Quality Growth Fund                        2,397,853                 34,649
Fifth Third Small Cap Growth Fund *                      732,771                  9,636
Fifth Third Small Cap Value Fund *                       428,335                  8,541
                                                                                  -----
TOTAL INVESTMENTS IN AFFILIATES                                                 124,934
                                                                                -------


TOTAL (COST $112,735) +    -   100.0%                                          $124,934
                                                                               ========
------------

Percentages indicated are based on net assets of $124,983.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                     VALUE
INVESTMENTS IN AFFILIATES  (100.1%)
Fifth Third Bond Fund                                  1,638,505               $ 16,598
Fifth Third Disciplined Large Cap Value Fund           3,807,004                 53,794
Fifth Third Institutional Money Market Fund              762,642                    763
Fifth Third Intermediate Bond Fund                     2,799,944                 27,607
Fifth Third International Equity Fund                  2,069,171                 21,519
Fifth Third Mid Cap Growth Fund *                      1,761,131                 24,356
Fifth Third Multi Cap Value Fund                         909,159                 21,483
Fifth Third Quality Growth Fund                        4,081,274                 58,975
Fifth Third Short Term Bond Fund                       2,046,643                 19,279
Fifth Third Small Cap Growth Fund *                      991,952                 13,044
Fifth Third Small Cap Value Fund *                       664,977                 13,260
                                                                                 ------
TOTAL INVESTMENTS IN AFFILIATES                                                 270,678
                                                                                -------


TOTAL (COST $248,635) +    -   100.1%                                          $270,678
                                                                               ========
------------

Percentages indicated are based on net assets of $270,498.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                         SHARES                   VALUE

INVESTMENTS IN AFFILIATES  (100.0%)
Fifth Third Bond Fund                                  5,352,501               $ 54,221
Fifth Third Disciplined Large Cap Value Fund           4,718,268                 66,669
Fifth Third Institutional Money Market Fund            3,710,569                  3,711
Fifth Third Intermediate Bond Fund                     9,478,583                 93,459
Fifth Third International Equity Fund                  2,765,633                 28,763
Fifth Third Mid Cap Growth Fund *                      2,439,847                 33,743
Fifth Third Multi Cap Value Fund                       1,214,093                 28,689
Fifth Third Quality Growth Fund                        5,267,367                 76,113
Fifth Third Short Term Bond Fund                       6,772,314                 63,795
Fifth Third Small Cap Growth Fund *                    1,412,851                 18,579
Fifth Third Small Cap Value Fund *                       947,209                 18,887
                                                                                 ------
TOTAL INVESTMENTS IN AFFILIATES                                                 486,629
                                                                                -------


TOTAL (COST $473,583) +    -   100.0%                                          $486,629
                                                                               ========
------------

Percentages indicated are based on net assets of $486,603.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                         SHARES                   VALUE
INVESTMENTS IN AFFILIATES  (100.0%)
Fifth Third Bond Fund                                  1,391,109               $ 14,092
Fifth Third Disciplined Large Cap Value Fund             906,726                 12,812
Fifth Third Institutional Money Market Fund               89,752                     90
Fifth Third Intermediate Bond Fund                     2,605,727                 25,691
Fifth Third International Equity Fund                    608,299                  6,326
Fifth Third Mid Cap Growth Fund *                        382,113                  5,285
Fifth Third Multi Cap Value Fund                         222,469                  5,257
Fifth Third Quality Growth Fund                          956,095                 13,816
Fifth Third Short Term Bond Fund                       1,804,379                 16,997
Fifth Third Small Cap Growth Fund *                      233,129                  3,066
Fifth Third Small Cap Value Fund *                       156,308                  3,117
                                                                                  -----
TOTAL INVESTMENTS IN AFFILIATES                                                 106,549
                                                                                -------


TOTAL (COST $99,769) +    -   100.0%                                           $106,549
                                                                               ========
------------

Percentages indicated are based on net assets of $106,516.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES                    VALUE
INVESTMENTS IN AFFILIATES  (100.0%)
Fifth Third Bond Fund                                  1,029,705                $10,431
Fifth Third Disciplined Large Cap Value Fund             287,490                  4,062
Fifth Third Institutional Money Market Fund            1,041,416                  1,041
Fifth Third Intermediate Bond Fund                     1,937,505                 19,103
Fifth Third International Equity Fund                    109,905                  1,143
Fifth Third Mid Cap Growth Fund *                        125,204                  1,732
Fifth Third Multi Cap Value Fund                          72,747                  1,719
Fifth Third Quality Growth Fund                          279,569                  4,040
Fifth Third Short Term Bond Fund                       1,333,715                 12,564
Fifth Third Small Cap Growth Fund *                      126,507                  1,664
Fifth Third Small Cap Value Fund *                        56,240                  1,121
                                                                                  -----
TOTAL INVESTMENTS IN AFFILIATES                                                  58,620
                                                                                 ------


TOTAL (COST $57,412) +    -   100.0%                                            $58,620
                                                                                =======
------------

Percentages indicated are based on net assets of $58,610.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD STRATEGIC INCOME FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT                           VALUE
                                                                 ---------                         -------

COMMON STOCKS  (5.8%)

Abbott Laboratories                                                 30,775                  $       1,513
Altria Group, Inc.                                                   6,650                            432
American Capital Strategies Ltd.                                    30,800                            985
Bank of America Corp.                                               19,900                            896
Citigroup, Inc.                                                     16,925                            795
First Horizon National Corp.                                         7,350                            305
FPL Group, Inc.                                                     13,650                            557
General Electric Corp.                                              10,735                            389
North Fork Bancorp.                                                 10,500                            296
Procter & Gamble Co.                                                11,030                            597
Southern Co.                                                        14,900                            491
Sysco Corp.                                                         19,025                            658
Verizon Communications, Inc.                                         6,950                            249
Wachovia Corp.                                                       9,475                            485
Wells Fargo & Co.                                                   15,945                            956
                                                                                                      ---
TOTAL COMMON STOCKS                                                                                 9,604
                                                                                                    -----

CORPORATE BONDS  (24.2%)

Amvescap PLC, 5.38%, 2/27/13                                           500                            506
Bankers Trust  New York, 7.25%, 10/15/11                             1,000                          1,138
Bear, Stearns Co., Inc., 4.65%, 7/2/18                               1,000                            946
Bear, Stearns Co., Inc., Series 2003-AC7, Class A2, 5.25%, 1/25/34   1,145                          1,155
Citibank Credit Card Issuance Trust, 3.10%, 3/10/10                    500                            486
Comcast Cable, 7.13%, 6/15/13                                          500                            569
Core Invest Grade Trust, 4.73%, 11/30/07                               500                            504
Countrywide Home Loans, 4.59%, 10/25/33                              1,618                          1,576
Countrywide Home Loans, 5.11%, 4/20/35 (d)                             800                            797
Cullen/Frost Cap Trust I, 4.46%, 3/1/34 (d)                          1,000                          1,032
CVS Corp., 7.77%, 1/10/12 (e)                                          878                            994
Deutsche Mortgage Securities, Inc., Series 2004-2, Class A3,
 3.78%, 1/25/34                                                      1,000                            994
Developers Diversified Realty, 3.88%, 1/30/09                        1,000                            967
Emigrant Cap Trust I, 4.23%, 12/10/33 (d)(e)                         1,000                            997
First Tennessee Cap II, 6.30%,  4/15/34                              1,500                          1,541
Ford Motor Credit Co., 7.00%, 10/1/13                                1,500                          1,350
Goldman Sachs Group, Inc., 5.25%, 10/15/13                           1,000                          1,014
HBOS PLC, 5.38%, 11/1/13 (d)(e)                                      2,000                          2,027
Hutchison Whampoa International, Ltd., 6.50%, 2/13/13(e)             1,000                          1,072
HVB Funding Trust I, 8.74%, 6/30/31(e)                               1,000                          1,270
International Lease Finance Corp., 4.38%, 11/1/09                    1,000                            992
Kraft Foods, Inc., 6.25%, 6/1/12                                     1,500                          1,629
Lehman Brothers TRAINS, 6.50%, 8/15/08 (d)(e)                          493                            506
Marsh & Mclennan Cos., Inc., 5.88%, 8/1/33                             500                            472
Merrill Lynch Mortgage Investors, Inc.,                                324                            326
  Series 2003-A1, Class 2A, 4.53%, 12/25/32
Motorola, Inc., 6.50%, 11/15/28                                        500                            533
Pacific Gas & Electric, 4.20%, 3/1/11                                1,000                            977
Pemex Project Funding Master Trust, 7.88%, 2/1/09                    1,000                          1,085


Public Service  Oklahoma, 4.85%, 9/15/10                               500                            504
Radian Group, Inc., 5.63%, 2/15/13                                     500                            514
RBS Cap Trust B, 6.80%, 3/31/08                                        500                            512
SLM Corp., 4.38%, 4/1/09 (d)                                         1,000                            995
SLM Corp., 4.54%, 2/1/10 (d)                                         1,000                            994
SLM Corp., 5.65%, 11/21/13 (d)                                       1,000                          1,017
Sprint Capital Corp, 8.38%, 3/15/12                                  1,500                          1,777
TCI Communications, Inc., 7.88%, 8/1/13                              1,100                          1,298
Union Pacific Corp., 3.63%, 6/1/10                                     500                            476
Union Planters Corp., 4.38%, 12/1/10                                   500                            492
Washington Mutual Bank, 4.82%, 10/25/32                                153                            152
Washington Mutual Bank, Series 2003-AR10, Class A4, 4.08%, 10/25/33  1,500                          1,493
Wells Fargo Mortgage Backed Securities Trust, 4.99%, 11/25/34        1,000                            950
Weyerhaeuser Co., 7.38%, 3/15/32                                     1,500                          1,631
                                                                                                    -----
TOTAL CORPORATE BONDS                                                                              40,260
                                                                                                   ------

FOREIGN BONDS  (1.2%)

Korea Development Bank, 3.88%, 3/2/09                                1,000                            974
Russian Federation, 8.25%, 3/31/10(e)                                1,000                          1,094
                                                                                                    -----
TOTAL FOREIGN BONDS                                                                                 2,068
                                                                                                    -----
CORPORATE BOND EQUIVALENTS (C) (41.1%)

AAG Holding Co., Inc., $1.17                                        20,000                            495
Abbey National PLC, Series B $1.84                                  24,900                            663
Abbey National PLC, Series C $1.84                                  60,600                          1,605
AMBAC Financial Group, Inc., $1.49                                  54,100                          1,334
AMBAC Financial Group, Inc., $1.75                                  62,895                          1,625
BAC Capital Trust I, $1.75                                          64,500                          1,670
BAC Capital Trust VI, $1.75                                         48,600                          1,285
Bank One Capital V, $2.00                                           76,300                          1,968
BBC Capital Trust II, $2.13                                         31,000                            837
Bear Stearns Capital Trust III, $1.95                               58,900                          1,516
Citigoup Capital VII, $1.78                                        124,925                          3,249
Cleveland Electric Financial Trust I, $2.25                         10,000                            269
Consolidated Edison, $1.81                                          50,700                          1,339
Corp-Backed Trust Certs (CBTCS), $1.53                              60,000                          1,446
Corp-Backed Trust Certs (CBTCS), $1.56                              33,500                            829
Corp-Backed Trust Certs (CBTCS), $1.80                              15,800                            409
Corp-Backed Trust Certs (CBTCS), $1.97                               2,200                             58
Corp-Backed Trust Certs (CBTCS), $2.06                               7,800                            206
Corp-Backed Trust Certs (CBTCS), $2.20                               1,800                             46
Corts Countrywide Capital II, $2.00                                 10,000                            265
Corts Trust II Safeco Capital I, $2.18                              10,000                            265
Corts-First Union Capital II, $1.88                                 17,700                            458
Corts-Sherwin Williams, $1.81                                       17,600                            457
Corts-TR Verizon Global, $3.13                                      54,500                          1,450
Developers Diversified Realty, $2.15                                48,300                          1,287
Dominion CNG Capital Trust I, $1.95                                 39,800                          1,028
Duke Realty Corp. $1.67                                             30,000                            749
Duke Realty Corp., $2.11                                            40,800                          1,052
Duquesne Light Co., $1.68                                           24,000                            629
Energy East Capital, $2.06                                           5,000                            130
Entergy Arkansas, Inc., $1.50                                       80,600                          2,049
Entergy Mississippi, Inc., $1.50                                    29,300                            745
Equity Residential Properties, $2.28, Series B                      19,900                            510
Federal Realty Investment Trust, $2.13                              43,300                          1,134
Financial Security Assurance Holdings, $1.56                        90,750                          2,283
Fleet Capital Trust VI, $2.20                                       46,000                          1,171
Fleet Captial Trust VII, $1.80                                      29,200                            756
Ford Capital Trust Series II, $3.25                                 10,000                            390


General Electric Capital Corp., $1.53                               19,000                            485
General Electric Capital Corp., $1.66                               59,000                          1,552
Glenborough Realty, $1.94, Series A                                 20,661                            529
Harris Preferred Capital, Series A, $1.84                           31,800                            803
Household Capital Trust V, $2.50                                    17,000                            431
HRPT Properties Trust, $2.47                                        26,100                            676
HRPT Properties Trust, Series B, $2.19                              22,900                            608
HSBC Finance Corp. $1.72                                            32,800                            854
Huntington Preferred Cap, Inc., $1.97                               15,507                            427
ING Group NV, $1.80                                                 41,200                          1,081
Kimco Reality Preferred, $1.66                                      39,994                          1,020
Maytag Corp., $1.97                                                 19,200                            380
MBNA Corp., $1.88                                                   28,400                            744
MBNA Corp., $2.03                                                   37,800                            975
Merrill Lynch Preferred Capital, $0.99                              20,000                            499
ML Capital Trust III, $1.75                                         49,800                          1,298
Morgan Stanley Capital II, $1.81                                    81,525                          2,084
National Rural Utility CFC, $1.91                                   10,000                            258
Nordstrom (CBTCS), $1.91                                            10,000                            259
Preferred Plus Trust NAI-1, $2.01                                    4,400                            115
PS Business Parks, Inc., $2.38                                      10,000                            263
Public Credit & Repack Securities, $1.78                            15,600                            402
Public Storage, Inc., Series A, $2.45                               15,000                            425
Public Storage, Inc., Series S, $1.97                               10,000                            260
Puget Sound Energy Capital Trust, $2.10                             13,700                            356
Regions Financial Trust I, $2.00                                    66,500                          1,719
Rouchester Gas & Electric, $1.66                                    42,800                          1,129
Saturns JPM, $1.78                                                  12,000                            313
Sears Roebuck & Co. Acceptance, $1.75                               41,600                          1,040
Southern Co. Capital Trust VI, $1.78                                 9,600                            252
Stilwell Financial, $1.97                                           36,800                            955
Suntrust Capital V, $1.76                                           46,600                          1,211
Torchmark Capital Trust I, $1.94                                    58,819                          1,518
USB Capital V, $1.81                                                14,100                            365
Wachovia Funding, $1.81, Series A                                   79,000                          2,236
Wells Fargo Capital Trust V, $1.75                                  18,600                            487
Wells Fargo Capital Trust VI, $1.74                                 74,550                          1,936
Wells Fargo Capital Trust VII, $1.46                                33,500                            824
                                                                                                      ---
TOTAL CORPORATE BOND EQUIVALENTS                                                                   68,426
                                                                                                   ------

PREFERRED STOCKS (C) (4.6%)

Fannie Mae, $1.77                                                    8,800                            320
Fannie Mae, $2.91                                                    8,500                            411
First Tennessee Bank *(e)                                            1,000                            998
Freddie Mac, $2.50                                                  20,000                            840
Freddie Mac, $2.55                                                  10,000                            431
Freddie Mac, $2.85                                                  25,500                          1,236
Goldman Sachs Group, Inc. *                                         40,000                            999
Lehman Brothers, $1.92                                              50,000                          1,248
Source Capital, $2.40                                               35,600                          1,195
                                                                                                    -----
TOTAL PREFERRED STOCKS                                                                              7,678
                                                                                                    -----

REAL ESTATE INVESTMENT TRUSTS  (9.4%)

AMB Property Corp.                                                  10,950                            427
Developers Diversified Realty, Corp.                                17,000                            721
Duke-Weeks Realty Corp.                                             25,100                            768
Equity Residential Properties Trust                                 25,650                            881
Health Care Property Investors, Inc.                                38,550                            988
Kimco Realty Corp.                                                  37,700                          2,088
Mills Corp.                                                         16,700                            954



ProLogis                                                            23,100                            915
Simon Property Group, Inc.                                          35,604                          2,353
Thornburg Mortgage, Inc.                                            47,300                          1,417
Vornado Realty Trust                                                27,300                          2,087
Weingarten Realty Investors                                         57,175                          2,059
                                                                                                    -----
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                15,658
                                                                                                   ------

U.S. TREASURY NOTES  (1.3%)

7.00%, 7/15/06                                                       2,000                          2,082
                                                                                                    -----
TOTAL U.S. TREASURY NOTES                                                                           2,082
                                                                                                    -----

U.S. GOVERNMENT AGENCIES  (2.5%)
FANNIE MAE  (1.1%)

5.13%, 1/2/14                                                        1,000                          1,020
4.28%, 7/1/18                                                          894                            887
                                                                                                      ---
                                                                                                    1,907
                                                                                                    -----

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.4%)

5.50%, 8/16/27                                                       1,150                          1,200
4.89%, 7/16/34                                                       1,000                            996
                                                                                                      ---
                                                                                                    2,196
                                                                                                    -----

TOTAL U.S. GOVERNMENT AGENCIES                                                                      4,103
                                                                                                    -----

INVESTMENT COMPANIES  (8.4%)

1838 Bond Debenture Trading                                        127,000                          2,299
American Income Fund, Inc.                                         135,400                          1,087
Blackrock Income Trust                                             108,600                            793
Blackrock North American Government Income                         225,000                          2,477
Eaton Vance Tax-Advantaged Dividend Income Fund                     23,600                            477
ING Prime Rate Trust                                               160,400                          1,153
MFS Government Markets Income Trust                                217,400                          1,430
MFS Intermediate Income Trust                                       49,000                            318
Pioneer Interest Shares                                             90,700                          1,000
Templeton Global Income Fund, Inc.                                  61,374                            548
Van Kampen Bond Fund                                                64,800                          1,135
Van Kampen Senior Income Trust                                     152,000                          1,272
                                                                                                    -----
TOTAL INVESTMENT COMPANIES                                                                         13,989
                                                                                                   ------

REPURCHASE AGREEMENTS  (1.4%)

UBS Investment Bank, 2.86%, 5/2/05                                 $ 2,281                          2,281
                                                                                                    -----
(Proceeds at maturity, $2,282,
Collateralized by various U.S. Treasury
securities)
TOTAL REPURCHASE AGREEMENTS                                                                         2,281
                                                                                                    -----


TOTAL (COST $160,566)+   -   99.9%                                                          $     166,149
                                                                                                  =======
------------

Percentages indicated are based on net assets of $166,313.


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SELECT STOCK FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
Agilent Technologies, Inc. *                              26,000                   $540
Analog Devices, Inc.                                      10,000                    341
Best Buy Co., Inc.                                         9,000                    453
Broadcom Corp., Class A *                                 18,000                    537
Cintas Corp.                                              10,000                    386
Cisco Systems, Inc. *                                     30,000                    518
Coach, Inc. *                                              8,100                    217
EMC Corp. *                                               85,000                  1,115
Goldman Sachs Group, Inc.                                  8,000                    854
Henry Schein, Inc. *                                      10,000                    375
Illinois Tool Works, Inc.                                  6,000                    503
J.P. Morgan Chase & Co.                                   17,000                    603
L-3 Communications Holdings, Inc.                         12,000                    852
Lehman Brothers Holdings, Inc.                             4,000                    367
Linear Technology Corp.                                   15,000                    536
Manpower, Inc.                                            10,000                    386
Maxim Integrated Products, Inc.                            9,000                    337
Nordstrom, Inc.                                           15,000                    763
Phelps Dodge Corp. (g)                                     3,000                    258
Rockwell Automation, Inc.                                  9,000                    416
Station Casinos, Inc.                                      3,300                    213
Teva Pharmaceutical Industries Ltd., ADR (g)              28,000                    875
Texas Instruments, Inc.                                   21,000                    524
Varian Medical Systems, Inc. *                            20,000                    675
WellPoint, Inc. *                                          2,300                    294
Xilinx, Inc.                                               5,000                    135
                                                                                    ---
TOTAL COMMON STOCKS                                                              13,073
                                                                                 ------

REPURCHASE AGREEMENTS  (0.7%)
UBS Investment Bank, 2.86%, 5/2/05                          $ 90                     90
  (Proceeds at maturity, $90,                                                        --
  Collateralized by a U.S. Treasury
  Security)


TOTAL REPURCHASE AGREEMENTS                                                          90
                                                                                     --

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (3.7%)

Pool of various securities for Fifth Third Funds             492                    492
                                                                                    ---

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING               492
                                                                                    ---




TOTAL (COST $12,864) +   -   101.8%                                             $13,655
                                                                                =======
------------
Percentages indicated are based on net assets of $13,414.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD TECHNOLOGY FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMON STOCKS  (99.9%)
Agilent Technologies, Inc. *                              42,000                   $872
Altera Corp. *                                            52,500                  1,088
ARM Holdings PLC ADR                                     185,000                    999
ATMI, Inc. *                                              33,500                    768
Autodesk, Inc.                                            46,500                  1,481
Avaya, Inc. *                                            127,500                  1,107
Avid Technology, Inc. *                                   23,250                  1,152
Broadcom Corp., Class A *                                 40,500                  1,211
Celgene Corp. *                                            2,500                     95
CheckFree Corp. * (g)                                     30,000                  1,100
Cognos, Inc. *                                            22,500                    851
Comverse Technology, Inc. * (g)                           65,000                  1,481
Cree, Inc. * (g)                                          37,500                    907
DiamondCluster International, Inc. *                      70,000                    872
EMC Corp. *                                              141,000                  1,849
Genzyme Corp. *                                           12,500                    733
International Rectifier Corp. * (g)                       25,000                  1,064
Internet Security Systems, Inc. *                         25,000                    486
Jabil Circuit, Inc. *                                     57,000                  1,573
Juniper Networks, Inc. *                                  50,000                  1,130
Lam Research Corp. *                                      15,000                    385
Linear Technology Corp.                                   45,000                  1,607
Mercury Interactive Corp. *                               12,250                    506
Micron Technology, Inc. *                                115,000                  1,117
National Semiconductor Corp.                              62,250                  1,188
NCR Corp. *                                               32,500                  1,073
Network Appliance, Inc. *                                 50,000                  1,332
Oracle Corp. *                                            90,000                  1,040
Parametric Technology Corp. * (g)                        210,000                  1,117
PLX Technology, Inc. *                                    55,000                    494
SafeNet, Inc. * (g)                                       32,500                    908
Sapient Corp. * (g)                                      147,060                  1,051
Seagate Technology                                        60,000                  1,055
SERENA Software, Inc. * (g)                               40,000                    761
Texas Instruments, Inc.                                   44,000                  1,098
Transaction Systems Architects, Inc. *                    42,500                    881
VeriSign, Inc. * (g)                                      50,000                  1,324
webMethods, Inc. *                                       125,000                    584
Wipro Ltd. ADR (g)                                        57,500                  1,062
Xilinx, Inc.                                              45,000                  1,212
                                                                                  -----
TOTAL COMMON STOCKS                                                              40,614
                                                                                 ------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (18.9%)

Pool of various securities for Fifth Third Funds         $ 7,682                  7,682
                                                                                  -----

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING             7,682
                                                                                  -----

TOTAL (COST $51,228) +    -   118.8%                                            $48,296
                                                                                =======
------------

Percentages indicated are based on net assets of $40,640.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT                    VALUE
                                                      ----------                -------
COMMON STOCK  (0.1%)
UNITED STATES  (0.1%)
Synthes, Inc.                                              1,920                 $  218
                                                                                 ------
TOTAL COMMON STOCK                                                                  218
                                                                                    ---

FOREIGN STOCKS  (90.6%)
AUSTRALIA  (3.4%)
Amcor, Ltd.                                               45,128                    230
AMP, Ltd.                                                 30,798                    163
Ansell, Ltd.                                                 903                      7
Australia & New Zealand Banking Group, Ltd.               13,652                    231
Australian Gas & Light Co.                                 4,391                     49
BHP Steel, Ltd.                                           36,717                    220
BHP, Ltd.                                                179,694                  2,271
Boral, Ltd.                                               29,897                    136
Brambles Industries, Ltd. (g)                             25,015                    154
Coca-Cola Amatil, Ltd.                                    18,206                    118
Coles Myer, Ltd.                                          10,143                     68
Commonwealth Bank of Australia                            28,589                    814
CSL, Ltd.                                                  3,077                     76
CSR, Ltd.                                                 48,500                     91
Foster's Group, Ltd.                                      45,043                    181
Insurance Australia Group                                 42,701                    203
James Hardie Industries NV                                23,906                    105
John Fairfax Holdings, Ltd.                                9,472                     28
Leighton Holdings, Ltd.                                    2,372                     18
Lend Lease Corp., Ltd.                                     3,916                     37
Macquarie Bank, Ltd.                                       5,278                    190
Macquarie Infrastructure Group                            79,244                    226
Mayne Nickless, Ltd.                                       8,502                     23
National Australia Bank, Ltd.                             37,214                    850
Newcrest Mining, Ltd.                                     16,645                    193
Onesteel, Ltd.                                            28,462                     49
Orica, Ltd.                                               14,348                    177
Origin Energy, Ltd.                                      128,096                    702
Paperlinx, Ltd.                                           23,102                     51
Patrick Corp., Ltd.                                       10,538                     45
QBE Insurance Group, Ltd.                                 16,205                    190
Rinker Group, Ltd.                                        47,698                    426
Rio Tinto, Ltd.                                           15,586                    506
Santos, Ltd.                                              95,944                    695
Sonic Healthcare, Ltd.                                     1,295                     12
Southcorp Holdings, Ltd.                                   6,725                     22
Stockland Trust Group                                        446                      2
Suncorp Metway, Ltd.                                       5,206                     80
TABCORP Holdings, Ltd.                                    10,214                    124
Telstra Corp., Ltd.                                       50,555                    191
Transurban Group                                           5,359                     31
Westfarmers, Ltd.                                          8,613                    243
Westpac                                                   20,907                    318
WMC Resources, Ltd.                                       58,439                    362

WMC, Ltd.                                                 58,118                    261
Woodside Petroleum, Ltd.                                  76,547                  1,408
Woolworths, Ltd.                                          26,837                    322
                                                                                    ---
                                                                                 12,899
                                                                                 ------

AUSTRIA  (0.8%)
Bank Austria Creditanstalt                                 4,208                    388
Boehler-Uddeholm AG                                          600                     78
EFG Eurobank Ergasias                                      6,029                    182
Erste Bank Der Oesterreichischen                          13,922                    674
Sparkassen AG
Flughafen Wein AG                                          1,211                     78
Immofinanz Immobilien Anlagen *                           26,674                    242
Mayr-Melnhof Karton AG                                       500                     74
Oesterreichische Elektrizitaetswirtschafts AG                672                    167
OMV AG                                                     1,593                    491
RHI AG *                                                   1,954                     56
Telekom Austria AG                                        15,527                    298
VA Technologie AG *                                        1,298                    104
Voest-Alpine Stahl AG                                      1,263                     85
Wienerberger Baust                                         2,610                    110
                                                                                    ---
                                                                                  3,027
                                                                                  -----

BELGIUM (1.0%)
Agfa Gevaert NV                                            2,574                     84
Bekaert NV                                                   325                     25
Belgacom SA                                                2,171                     83
Cumerio *                                                    955                     13
Delhaize Group                                             2,071                    137
Dexia (g)                                                 34,518                    795
Fortis                                                    49,236                  1,369
Groupe Bruxelles Lambert SA                                2,154                    194
Interbrew (g)                                              5,054                    161
KBC Bancassurance Holding SA (g)                           4,820                    381
Solvay SA                                                  2,454                    279
UCB SA                                                     3,947                    192
Umicore                                                      955                     83
                                                                                     --
                                                                                  3,796
                                                                                  -----

BERMUDA  (0.1%)
Cheung Kong Infrastructure Holdings, Ltd.                 14,000                     44
Esprit Holdings, Ltd.                                     22,000                    166
Johnson Electric Holdings, Ltd.                           39,000                     35
Kerry Properties, Ltd.                                    13,000                     28
Li & Fung, Ltd.                                           40,000                     77
SCMP Group, Ltd.                                          10,000                      5
Shagri-La Asia, Ltd.                                      27,021                     41
Yue Yuen Industrial Holdings, Ltd.                        14,500                     41
                                                                                     --
                                                                                    437

BRAZIL  (0.5%)
Aracruz Celulose SA, B Shares                             24,980                     77
Banco Itau Holding Financeira SA                           2,385                    410
Centrais Eletricas Brasileiras SA,  B Shares           6,275,982                     82
Companhia Brasileira de Distribuicao                         800                     16
Grupo Pao de Acucar ADR
Companhia Siderurgica Nacional SA *                        4,463                     98
Companhia Vale do Rio Doce,  A Shares                     30,812                    723
Souza Cruz SA                                              5,000                     58
Tele Norte Leste Participacoes SA                         15,202                    225
Unibanco - Uniao de Bancos Brasileiros SA GDR              4,400                    146
Usinas Siderurgicas de Minas Gerais SA, A Shares           6,000                    121
                                                                                    ---
                                                                                  1,956
                                                                                  -----

CHINA  (0.7%)
Aluminum Corp of China, Ltd.                             262,000                    143
Beijing Capital International Airport Co., Ltd.          108,000                     38
BYD Co., Ltd., H Shares                                   12,000                     34
China Life Insurance Co., Ltd., H Shares *               593,000                    394
China Oilfield Services, Ltd., H Shares                  122,000                     41
China Petroleum & Chemical Corp.                       1,336,000                    524
China Shipping Container Lines Co., Ltd.                 170,000                     79
China Shipping Development Co., Ltd.                     104,000                     92
China Telecom Corp., Ltd.                              1,106,000                    377
Jiangsu Expressway Co., Ltd.                              98,000                     45
Jiangxi Copper Co., Ltd.                                  92,000                     44
Maanshan Iron & Steel Co., Ltd., H Shares                138,000                     48
PICC Property & Casualty Co., Ltd., H Shares *           276,000                     71
Ping An Insurance Co., Ltd. *                            209,000                    320
Shandong International Power Development Co., Ltd.       114,000                     35
Sinopec Zhenhai Refining & Chemical Co.,
  Ltd., H Shares                                          58,000                     65
Sinotrans, Ltd.                                          142,000                     42
Weiqiao Textile Co., Ltd., H Shares                       27,500                     36
Yanzhou Coal Mining Co., Ltd.                             98,000                    134
Zhejiang Expressway Co., Ltd.                            114,000                     79
                                                                                     --
                                                                                  2,641
                                                                                  -----

DENMARK  (0.5%)
A P Moller - Maersk AS                                        10                     88
Danisco AS                                                   900                     60
Danske Bank                                               21,687                    636
DSV AS * (g)                                               1,400                    107
GN Store Nord AS                                          12,700                    133
ISS AS (g)                                                 1,100                     88
Novo Nordisk AS                                            9,680                    488
Novozymes AS                                               2,950                    143
TDC AS                                                     2,000                     85
Vestas Wind Systems AS *                                   5,550                     70
William Demant Holdings AS *                               1,000                     48
                                                                                     --
                                                                                  1,946
                                                                                  -----

FINLAND  (1.0%)
Fortum Oyj                                                 7,649                    116
Kesko Oyj, B Shares                                        3,423                     83
Kone Corp. *                                               1,400                    106
Metso Oyj, B Shares                                        3,935                     71
Neste Oil Oyj * (g)                                        1,912                     43
Nokia Oyj                                                141,869                  2,267
Outokumpo Oyj                                              7,841                    110
Sampo Insurance Co.                                        6,221                     87
Stora Enso Oyj                                            28,807                    382
TietoEnator Oyj                                            4,643                    140
UPM-Kym'mene Oyj                                          24,131                    483
Uponor Oyj                                                 1,070                     21
Wartsila Corp. Oyj, B Shares                               2,179                     58
                                                                                     --
                                                                                  3,967
                                                                                  -----

FRANCE  (7.8%)
Accor SA                                                  12,660                    579
Alcatel *                                                 37,634                    405
Alstom *                                                 157,128                    122
Arcelor                                                   21,352                    432
Atos Origin SA *                                             797                     48
Autoroutes du Sud de la France                             4,121                    213
AXA SA (g)                                                58,945                  1,453
Banque Nationale de Paris                                 40,366                  2,660
BIC                                                        1,284                     69

Bouygues                                                  10,300                    411
Business Objects SA *                                      2,186                     57
Cap Gemini *                                               4,197                    131
Carrefour SA (g)                                          24,592                  1,195
Casino Guichard-Perrachon                                  2,229                    165
CNP Assurances                                             1,512                    103
Compagnie de Saint Gobain                                 10,821                    611
Compagnie Generale des Etablissements Michelin             3,031                    184
Credit Agricole SA                                        16,947                    439
Dassault Systems SA                                        2,015                     95
Essilor International                                      2,206                    158
Euronext NV                                                2,096                     69
European Aeronautic Defence and Space Co.                  8,397                    239
France Telecom SA (g)                                     34,340                  1,005
Gecina SA                                                  1,897                    215
Groupe Danone *                                           10,026                    940
Hermes International                                         262                     50
Imerys SA *                                                1,680                    120
Klepierre                                                  1,600                    154
L'Air Liquide SA                                           5,353                    955
L'Oreal SA                                                 8,732                    627
Lafarge SA                                                 8,085                    735
Lagardere Group SCA                                        3,712                    268
LVMH  Moet-Hennessy Louis Vuitton                          6,472                    457
Peugeot SA                                                 3,451                    204
Pinault Printemps                                          1,683                    166
Publicis Groupe                                            2,472                     71
Renault SA                                                 3,553                    298
Sagem SA                                                   3,209                     66
Sanofi-Synthelabo                                         33,829                  2,996
Schneider Electric SA                                      7,763                    559
Societe Generale-A                                        15,875                  1,583
Societe Television Francaise 1                             3,044                     86
Sodexho SA                                                 5,010                    168
STMicroelectronics NV                                      8,702                    123
Suez SA (g)                                               20,544                    561
Technip-Coflexip SA                                          360                     61
Thales SA                                                  3,477                    141
Thomson                                                    6,452                    159
Total SA                                                  24,548                  5,447
Unibail Union Credit                                       2,588                    319
Veolia Environnement                                       7,851                    296
Vinci                                                      2,479                    373
Vivendi Universal * (g)                                   23,182                    689
Zodiac SA                                                  1,464                     71
                                                                                     --
                                                                                 29,801
                                                                                 ------

GERMANY  (5.5%)
Adidas-Salomon AG (g)                                      1,232                    192
Allianz AG (g)                                             8,902                  1,066
Altana AG                                                  3,425                    214
BASF AG (g)                                               23,033                  1,489
Bayer AG (g)                                              28,713                    946
Bayerische Hypo- und Vereinsbank AG                       15,845                    376
*
Beiersdorf AG                                              2,501                    271
Commerzbank AG *                                          21,217                    465
Continental AG                                             2,378                    176
DaimlerChrysler AG                                        16,228                    640
Deutsche Bank AG                                          25,078                  2,058
Deutsche Boerse AG (g)                                     6,255                    471
Deutsche Lufthansa AG * (g)                                7,771                    101

Deutsche Post AG (g)                                      22,341                    523
Deutsche Telekom AG (g)                                   76,978                  1,441
Douglas Holdings AG                                          737                     25
Epcos AG *                                                 1,756                     20
Fresenius Medical Care AG (g)                              3,066                    244
Gehe AG *                                                  3,035                    241
Heidelberger Zement AG (g)                                 2,693                    156
Henkel KGaA (g)                                            2,849                    246
Hypo Real Estate Holding AG *                              6,864                    284
Infineon Technologies AG *                                10,539                     89
Karstadt AG                                                  516                      5
Lanxess *                                                  2,506                     52
Linde AG                                                   4,510                    299
MAN AG                                                     4,458                    188
Merck KGAA                                                 2,009                    153
Metro AG                                                   5,322                    283
Muenchener Rueckver AG (g)                                 1,769                    195
Porsche AG                                                   137                     89
ProSiebenSat. 1 Media AG                                   1,593                     27
Puma AG Rudolf Dassler Sport                                 430                     99
RWE AG                                                    14,431                    863
SAP AG                                                     6,866                  1,077
Schering AG                                                6,602                    437
Siemens AG                                                27,311                  2,008
Thyssen Krupp AG                                          13,406                    248
TUI AG (g)                                                 6,560                    158
VEBA AG (g)                                               32,012                  2,700
Volkswagen AG (g)                                          4,244                    177
                                                                                    ---
                                                                                 20,792
                                                                                 ------

GREAT BRITAIN  (21.1%)
Aegis Group PLC                                           28,037                     52
AMEC PLC                                                  10,049                     62
Anglo American PLC                                        63,033                  1,406
ARM Holdings PLC                                          35,206                     65
Arriva PLC                                                10,324                    100
Associated British Ports Holdings PLC                     16,827                    148
AstraZeneca PLC                                           59,093                  2,593
Astro All Asia Networks PLC *                             73,100                    100
Aviva PLC                                                 85,025                    960
BAA PLC                                                   48,502                    538
BAE Systems PLC                                          113,281                    553
Balfour Beatty                                            18,143                    106
Barclays PLC                                             287,200                  2,960
Barratt Developments PLC                                   6,256                     71
BBA Group PLC                                             27,731                    147
Bellway PLC                                                2,805                     41
Berkeley Group Holdings PLC *                              2,939                     43
BG Group PLC                                             141,065                  1,091
BHP Billiton PLC                                         109,585                  1,336
BOC Group PLC                                             23,805                    441
Boots Group PLC                                           25,277                    291
BP Amoco PLC                                             896,949                  9,141
BPB PLC                                                   18,857                    164
Brambles Industries PLC                                   48,956                    273
British Airways PLC *                                     21,473                     98
British American Tobacco PLC                              70,179                  1,314
British Land Co. PLC                                      30,023                    470
British Sky Broadcasting Group PLC                        28,234                    292
BT Group PLC                                             219,547                    839
Bunzl PLC                                                 17,417                    170
Cable & Wireless PLC                                      48,091                    110
Cadbury Schweppes PLC                                     82,608                    831

Capita Group PLC                                          45,594                    328
Carnival PLC                                               9,246                    478
Centrica PLC                                             132,852                    564
Cobham PLC                                                 4,022                     99
Compass Group PLC                                        111,545                    499
Corus Group PLC *                                        169,567                    141
Daily Mail & General Trust                                 7,961                    102
Davis Service Group                                       13,821                    114
De La Rue PLC                                             13,381                     95
Diageo PLC                                               158,616                  2,350
Dixons Group PLC                                          48,589                    132
Electrocomponents PLC                                     17,490                     77
EMAP PLC                                                   6,655                    101
EMI Group PLC                                             20,983                     96
Enterprise Inns PLC                                       18,720                    261
Exel PLC                                                  16,944                    267
FirstGroup PLC                                            22,073                    135
FKI PLC                                                   16,026                     29
Friends Provident PLC                                     64,188                    197
George Wimpey PLC                                         10,232                     76
GKN PLC                                                   18,465                     81
Glaxosmithkline PLC                                      207,643                  5,230
Great Universal Stores PLC                                24,045                    383
Group 4 Securicor PLC *                                   78,227                    197
Hammerson PLC                                             16,464                    268
Hanson PLC                                                33,113                    306
Hays PLC                                                 117,624                    294
HBOS PLC                                                 130,722                  1,933
Hilton Group PLC                                          86,026                    450
HSBC Holdings PLC                                        499,985                  7,997
IMI PLC                                                   17,200                    131
Imperial Chemical Industries PLC                          53,392                    258
Imperial Tobacco Group PLC                                20,379                    583
InterContinental Hotels Group PLC                         34,202                    407
International Power PLC *                                 34,486                    120
Invensys PLC *                                           178,148                     44
ITV PLC                                                   97,507                    226
J Sainsbury PLC                                           44,888                    243
Johnson Matthey PLC                                       12,234                    214
Kelda Group PLC                                           11,162                    135
Kesa Electricals PLC                                       6,544                     33
Kingfisher PLC                                            29,374                    139
Land Securities Group PLC                                 26,868                    685
Legal & General Group PLC                                208,764                    418
Liberty International PLC                                 14,516                    262
Lloyds TSB Group PLC                                     211,827                  1,820
Logica PLC                                                29,333                     92
Marks & Spencer PLC                                       42,078                    272
Meggitt PLC                                               18,549                     91
Misys PLC                                                 22,506                     88
Mitchells & Butlers PLC                                   27,602                    158
National Express Group PLC                                 8,347                    134
National Grid Transco PLC                                133,627                  1,316
Next PLC                                                   6,612                    187
Pearson PLC                                               20,320                    247
Peninsular & Oriental Steam Navigation Co. PLC            38,079                    196
Persimmon PLC                                              7,042                     91
Pilkington PLC                                            38,006                     79
Prudential Corp. PLC                                      56,612                    511
Punch Taverns PLC                                         13,185                    160
Rank Group PLC                                            30,579                    152
Reckitt Benckiser PLC                                     23,418                    761

Reed International PLC                                    32,064                    314
Rentokil Initial PLC                                     122,413                    368
Reuters Holding PLC                                       37,660                    278
Rexam PLC                                                 22,564                    199
Rio Tinto PLC                                             47,534                  1,434
Rolls-Royce Group PLC *                                   53,659                    244
Rolls-Royce Group PLC, B Shares                        3,853,200                      8
Royal & Sun Alliance Insurance Group PLC                  84,203                    122
Royal Bank of Scotland Group PLC                          80,619                  2,434
Sage Group PLC                                            50,665                    190
Scot Power PLC                                            54,205                    439
Scottish & Southern Energy PLC                            25,521                    458
Serco Group PLC                                           30,675                    140
Severn Trent PLC                                          12,273                    228
Shell Transportation & Trading Co. PLC                   383,312                  3,435
Signet Group PLC                                          39,072                     76
Slough Estates PLC                                        23,266                    214
Smith & Nephew PLC                                        11,575                    119
Smiths Industries PLC                                     18,696                    307
Stagecoach Group PLC                                      44,466                     88
Tate & Lyle PLC                                           28,623                    254
Taylor Woodrow PLC                                        15,304                     84
Tesco PLC                                                254,806                  1,505
Tompkins PLC                                              35,106                    165
Unilever PLC                                             144,318                  1,374
United Business Media PLC                                  8,764                     83
United Utilities PLC                                      18,075                    220
United Utilities PLC, A Shares                            12,146                    105
Vodaphone Airtouch PLC                                 1,467,580                  3,833
Whitbread PLC                                             15,958                    260
William Hill PLC                                          21,673                    223
Wolseley PLC                                              20,174                    406
WPP Group PLC                                             24,875                    271
Yell Group PLC                                            16,149                    124
                                                                                    ---
                                                                                 80,341
                                                                                 ------

GREECE  (0.3%)
Alpha Bank A.E.                                            8,400                    271
National Bank of Greece SA                                12,654                    425
OPAP SA                                                    7,500                    197
Titan Cement Co. *                                         2,800                     89
                                                                                     --
                                                                                    982

HONG KONG  (1.2%)
Angang New Steel Co., Ltd., H Shares                      70,000                     38
ASM Pacific Technology, Ltd.                               1,500                      6
Bank of East Asia, Ltd.                                   34,114                    100
Beijing Datang Power Generation                          114,000                     88
BOC Hong Kong Holdings, Ltd.                              90,000                    171
Cathay Pacific Airways, Ltd.                              26,000                     50
Cheung Kong Infrastructure Holdings, Ltd.                 36,000                    342
China Southern Airlines *                                 94,000                     32
CLP Holdings, Ltd.                                        43,680                    248
Hang Lung Properties, Ltd.                                46,000                     71
Hang Seng Bank, Ltd.                                      18,500                    253
Henderson Land Development, Ltd.                          18,000                     84
Hong Kong & China Gas Co., Ltd.                           89,348                    183
Hong Kong Electric Holdings, Ltd.                         34,000                    156
Hong Kong Exchanges & Clearing, Ltd.                      27,000                     66
Hopewell Holdings, Ltd.                                   16,000                     39
Huaneng Power International                              244,000                    186
Hutchison Telecommunications                              36,000                     34
International, Ltd. *

Hutchison Whampoa, Ltd.                                   51,000                    457
Hysan Development Co., Ltd.                               17,206                     36
MTR Corp.                                                 34,301                     55
New World Development Co., Ltd.                           57,278                     62
PCCW, Ltd.                                                90,047                     53
Petrochina                                             1,400,000                    836
Sino Land Company, Ltd.                                   25,443                     24
Sinopec Shanghai Petrochem                               186,000                     69
Sun Hung Kai Properties, Ltd.                             32,136                    309
Swire Pacific, Ltd.                                       22,500                    188
Techtronic Industries Co., Ltd.                           22,000                     49
Television Broadcasts, Ltd.                                8,000                     40
Wharf Holdings, Ltd.                                      30,600                    102
                                                                                    ---
                                                                                  4,427
                                                                                  -----

INDONESIA  (0.0%)
PT Mulia Industrindo Tbk *                                19,000                      1
                                                                                      -
IRELAND  (0.7%)
Allied Irish Banks PLC                                     1,135                     23
Allied Irish Banks PLC                                    40,467                    823
Bank of Ireland                                           47,320                    713
CRH PLC                                                    3,678                     91
CRH PLC                                                   24,328                    604
DCC PLC                                                    1,498                     33
Elan Corp. PLC *                                          13,100                     71
Grafton Group PLC                                          7,087                     81
Independent News & Media PLC                               7,163                     22
Irish Life & Permanent PLC                                 1,760                     29
Kerry Group PLC                                            2,168                     52
                                                                                     --
                                                                                  2,542
                                                                                  -----

ITALY  (1.7%)
Alleanza Assicurazioni SpA                                 5,236                     62
Assicurazioni Generali                                     8,882                    273
Autogrill SpA *                                            4,518                     64
Autostrade SpA                                            11,078                    293
Banca Fideuram SpA                                         2,314                     12
Banca Monte dei Paschi di Seina SpA                        8,468                     30
Banca Nazionale del Lavoro SpA * (g)                      14,847                     47
Banca Popolare di Milano                                   1,586                     15
Banche Popolari Unite Scrl                                 1,219                     26
Banco Popolare di Verona e Novara Scrl                     8,553                    158
Benetton Group SpA                                         1,544                     14
Capitalia SpA                                              6,134                     33
Credito Italiano (g)                                     103,275                    580
Enel SpA                                                  16,095                    153
ENI SpA (g)                                               83,607                  2,101
Fiat SpA * (g)                                             8,796                     58
Finmeccanica SpA                                         204,815                    190
IntesaBci SpA (g)                                         83,871                    401
Intesabci SpA-RNC                                          8,351                     36
Italcementi SpA                                            1,107                     18
Luxottica Group SpA                                        3,560                     71
Mediaset SpA                                               8,738                    114
Mediobanca SpA                                             3,625                     60
Mediolanum SpA                                             1,739                     11
Pirelli SpA (g)                                           87,520                     99
RAS SpA                                                    3,216                     70
San Paolo IMI SpA                                         23,414                    347
Seat Pagine Gialle SpA *                                  47,465                     18
Snam Rete Gas SpA                                          2,184                     12
Telecom Italia Mobile SpA                                  6,538                     38
Telecom Italia SpA                                       219,070                    743

Telecom Italia SpA, RNC (g)                              141,485                    399
Tiscali SpA * (g)                                          3,856                     11
                                                                                     --
                                                                                  6,557
                                                                                  -----

JAPAN  (25.5%)
Acom Co., Ltd.                                             4,520                    291
Advantest                                                  4,000                    282
AEON Co., Ltd.                                            30,300                    471
AEON Credit Service Co., Ltd.                              1,400                     93
Aiful Corp.                                                2,650                    198
Aiful Corp. *                                              1,325                     97
Ajinomoto Co., Inc.                                       32,400                    390
Alps Electric Co., Ltd.                                    9,000                    141
Amada Co., Ltd.                                           12,000                     74
Asahi Breweries, Ltd.                                     23,600                    301
Asahi Glass Co., Ltd.                                     58,800                    652
Asahi Kasei Corp.                                         78,000                    377
Asatsu, Ltd.                                                 800                     25
Bank of Yokohama, Ltd.                                    69,000                    395
Benesse Corp.                                              2,100                     68
Bridgestone Corp.                                         46,000                    884
Canon, Inc.                                               43,900                  2,289
Casio Computer Co., Ltd.                                  17,100                    235
Central Japan Railway Co.                                     72                    593
Chiba Bank, Ltd.                                          41,000                    253
Chubu Electric Power Co., Inc.                            31,700                    761
Chugai Pharmaceutical Co., Ltd.                           11,304                    177
Citizen Watch Co., Ltd.                                   15,300                    140
Credit Saison Co., Ltd.                                    8,600                    294
CSK Corp.                                                  4,700                    180
Dai Nippon Printing Co., Ltd.                             26,600                    428
Daicel Chemical Industries, Ltd.                           4,000                     22
Daiichi Pharmaceutical Co., Ltd.                          13,000                    302
Daikin Kogyo Corp.                                         6,700                    167
Dainippon Ink & Chemicals, Inc.                           39,000                    106
Daito Trust Construction Co., Ltd.                         4,900                    196
Daiwa Bank Holdings, Inc. Npv *                          258,000                    488
Daiwa House Co., Ltd.                                     27,600                    310
Daiwa Securities Group, Ltd.                             172,000                  1,090
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd.                 10,000                     35
Denso Corp.                                               35,750                    845
Dentsu, Inc.                                                  24                     61
Dowa Mining Co., Ltd.                                     32,000                    211
East Japan Railway Co.                                       240                  1,251
Ebara Corp.                                               19,800                     80
Eisai Co., Ltd.                                           13,202                    440
FamilyMart Co., Ltd.                                       2,300                     72
Fanuc Co., Ltd.                                            9,200                    545
Fast Retailing Co., Ltd.                                   3,800                    225
Fuji Photo Film Co., Ltd.                                 25,000                    828
Fuji Television Network                                       52                    110
Fujikura                                                   8,000                     35
Fujitsu, Ltd.                                             95,000                    525
Furukawa Electric Co., Ltd. *                             30,800                    136
Hankyu Department Stores, Inc.                             2,000                     14
Hirose Electric Co., Ltd.                                  1,700                    174
Hitachi Chemical Co., Ltd.                                 1,000                     17
Hitachi, Ltd.                                            171,000                  1,005
Hokkaido Electric Power Co., Inc.                          8,600                    173
Hokuhoku Financial Group, Inc.                            55,000                    156
Honda Motor Co., Ltd.                                     53,751                  2,590
Hoya Corp.                                                 5,500                    576
Isetan Co., Ltd.                                          13,100                    157
Ishihara Sangyo Kaisha, Ltd.                               4,000                      9
Ishikawajima-Harima Heavy Industries Co., Ltd. *          35,000                     57
Ito Yokado Co., Ltd.                                      17,300                    594
Itochu Corp.                                              72,000                    356
Itochu Techno-Science Corp.                                2,200                     71
Japan Airlines System Corp.                               39,000                    111
Japan Real Estate Investment Corp.                            17                    140
Japan Synthetic Rubber                                     9,100                    184
Japan Tobacco, Inc.                                           33                    425
JFE Holdings, Inc.                                        30,000                    833
JGC Corp.                                                  6,000                     62
Joyo Bank, Ltd.                                           39,000                    195
Kajima Corp.                                              51,400                    196
Kaneka Corp.                                              18,000                    196
Kansai Electric Power Co., Inc.                           36,700                    739
Kao Corp.                                                 33,000                    759
Kawasaki Heavy Industries, Ltd.                           29,000                     56
Kawasaki Kisen Kaisha, Ltd.                                2,000                     13
Keihin Electric Express Railway Co., Ltd.                 10,000                     61
Keio Electric Railway Co., Ltd.                            6,000                     34
Keyence Corp.                                              1,700                    377
Kikkoman Corp.                                             4,000                     39
Kinki Nippon Railway Co., Ltd.                            89,230                    278
Kirin Brewery Co., Ltd.                                   47,400                    462
Kobe Steel, Ltd.                                         151,000                    273
Kokuyo Co., Ltd.                                           1,900                     25
Komatsu, Ltd.                                             57,400                    406
Komori Corp.                                               2,000                     31
Konami Co., Ltd.                                           5,700                    123
Konica Corp.                                              23,500                    227
Kubota Corp.                                              86,000                    445
Kuraray Co., Ltd.                                         23,000                    213
Kurita Water Industries, Ltd.                              1,900                     30
Kyocera Corp.                                              8,600                    629
Kyowa Hakko Kogyo Co., Ltd.                                   23                      #
Kyushu Electric Power Co., Inc.                           20,400                    439
Lawson, Inc.                                               2,400                     93
Mabuchi Motor Co., Ltd.                                    1,600                     96
Marubeni Corp.                                            54,800                    179
Marui Co., Ltd.                                           28,100                    362
Matsushita Electric Industrial Co., Ltd.                 109,000                  1,598
Matsushita Electric Works                                  5,000                     42
Meiji Seika Co., Ltd.                                      4,000                     19
Meitec Corp.                                                 900                     30
Millea Holdings, Inc.                                         95                  1,295
Minebea Co., Ltd.                                         15,000                     60
Mitsubishi Chemical Corp.                                108,000                    343
Mitsubishi Corp.                                          65,300                    895
Mitsubishi Electric Corp.                                101,800                    540
Mitsubishi Estate Co., Ltd.                               96,000                  1,032
Mitsubishi Gas Chemical Co., Inc.                          4,000                     20
Mitsubishi Heavy Industries, Ltd.                        175,000                    466
Mitsubishi Logistics Corp.                                 2,000                     21
Mitsubishi Materials Corp.                               107,000                    248
Mitsubishi Rayon Co., Ltd.                                30,000                    113
Mitsubishi Tokyo Financial Group, Inc.                       248                  2,154
Mitsui & Co., Ltd.                                        66,800                    636
Mitsui Chemicals, Inc.                                    20,000                    114
Mitsui Fudosan Co., Ltd. (g)                              70,400                    786
Mitsui Mining & Smelting Co., Ltd.                        64,000                    276
Mitsui O.S.K. Lines, Ltd.                                  7,000                     44
Mitsui Sumitomo Insurance Co.                            127,230                  1,159
Mitsui Trust Holding, Inc.                                39,513                    393
Mitsukoshi, Ltd. (g)                                      37,000                    175
Mizuho Financial Group, Inc.                                 440                  2,071
Murata Manufacturing Co., Ltd.                            12,300                    612
NEC Corp.                                                 86,200                    476
NEC Electronics Corp.                                      2,000                     90
Net One Systems Co., Ltd.                                     34                     86
New Oji Paper Co.                                         58,400                    312
NGK Insulators, Ltd.                                      15,600                    161
NGK Spark Plug Co., Ltd.                                  12,000                    126
Nidec Corp.                                                2,400                    282
Nikko Cordial Corp.                                       63,000                    295
Nikon Corp. (g)                                           16,000                    169
Nintendo Co., Ltd.                                         6,000                    685
Nippon Building Fund, Inc.                                    17                    152
Nippon Express Co., Ltd.                                  44,600                    217
Nippon Meat Packers, Inc.                                 11,600                    147
Nippon Mining Holdings, Inc.                              12,000                     72
Nippon Oil Co., Ltd.                                      83,600                    589
Nippon Sheet Glass Co., Ltd.                              17,000                     70
Nippon Steel Corp.                                       388,800                    986
Nippon Telegraph and Telephone Corp.                         365                  1,529
Nippon Unipac Holding                                         50                    216
Nippon Yusen Kabushiki Kaisha                             72,000                    426
Nissan Chemical Industries, Ltd.                           6,000                     52
Nissan Motors Co., Ltd.                                  146,000                  1,443
Nisshin Flour Milling Co., Ltd.                            4,000                     42
Nisshin Steel Co., Ltd.                                    5,000                     13
Nisshinbo Industries, Inc.                                 2,000                     16
Nissin Food Products Co., Ltd.                             3,800                    101
Nitto Denko Corp.                                          8,900                    486
Nomura Research Institute, Ltd.                            1,400                    134
Nomura Securities Co., Ltd.                              109,000                  1,387
NSK, Ltd.                                                 34,000                    168
NTN Corp.                                                 23,000                    123
NTT Data Corp.                                                85                    262
NTT DoCoMo, Inc.                                             568                    879
Obayashi Corp.                                            40,000                    234
OBIC Co., Inc.                                               500                     91
Oki Electric Industry Co., Ltd.                           31,000                    116
Olympus Optical Co., Ltd.                                  7,000                    142
Omron Corp.                                               12,100                    264
Onward Kashiyama Co., Ltd.                                 4,000                     51
Oracle Corp. Japan                                         2,200                     96
Oriental Land Co., Ltd.                                    2,500                    157
Orix Corp.                                                 5,000                    682
Osaka Gas Co., Ltd.                                      103,200                    325
Pioneer Electronic Corp.                                   8,701                    149
Promise Co., Ltd.                                          5,500                    357
Ricoh Co., Ltd.                                           35,000                    559
Rohm Co., Ltd.                                             5,600                    529
Sampo Japan Insurance, Inc.                               41,000                    399
Sanden Corp.                                               1,000                      5
Sankyo Co., Ltd.                                          19,404                    405
Sanyo Electric Co., Ltd. (g)                              86,000                    248
Secom Co., Ltd.                                            9,100                    365
Seiko Epson Corp.                                          4,700                    163
Sekisui Chemical Co., Ltd.                                12,000                     87
Sekisui House, Ltd.                                       34,600                    366
Seven-Eleven Japan Co., Ltd.                              20,200                    569
Sharp Corp.                                               44,200                    692
Shimachu Co., Ltd.                                         1,900                     49
Shimamura Co., Ltd.                                        2,000                    166
Shimano, Inc.                                              4,600                    153
Shimizu Construction                                      36,600                    174
Shin-Etsu Chemical Co.                                    18,648                    690
Shinsei Bank, Ltd.                                        31,000                    168
Shionogi & Co., Ltd.                                      17,000                    237
Shisiedo Co., Ltd.                                        21,800                    278
Shizuoka Bank, Ltd.                                       33,000                    308
Showa Denko KK                                            38,000                     97
Showa Shell Sekiyu KK                                      7,000                     70
Skylark Co., Ltd.                                          5,700                     95
SMC Corp.                                                  3,800                    401
Softbank Corp.                                            13,600                    548
Sony Corp.                                                40,698                  1,502
Stanley Electric Co., Ltd.                                 5,700                     93
Sumitomo Bakelite Co.                                      4,000                     25
Sumitomo Chemical Co., Ltd.                               72,600                    372
Sumitomo Corp.                                            43,200                    366
Sumitomo Electric Industries                              28,400                    297
Sumitomo Heavy Industries, Ltd.                            8,000                     33
Sumitomo Metal Industry, Ltd.                            229,000                    406
Sumitomo Metal Mining Co., Ltd.                           60,600                    426
Sumitomo Mitsui Financial Group, Inc. (g)                    359                  2,321
Sumitomo Osaka Cement Co., Ltd.                            7,000                     18
Sumitomo Realty & Development Co., Ltd.                   34,000                    388
Sumitomo Trust & Banking                                  60,000                    376
Taiheiyo Cement Corp.                                      8,000                     22
Taisei Construction                                       32,000                    112
Taisho Pharmaceutical Co.                                  2,913                     62
Taiyo Yuden Co., Ltd.                                      4,000                     42
Taka Shi Maya Co., Ltd.                                   21,000                    187
Takara Shuzo Co., Ltd.                                     4,000                     26
Takeda Chemical Industries, Ltd.                          45,500                  2,217
Takefuji Corp.                                             4,000                    253
Takuma Co., Ltd.                                           3,000                     24
TDK Corp.                                                  6,500                    455
Teijin, Ltd.                                              50,400                    229
Teikoku Oil Co., Ltd.                                      4,000                     29
Terumo Corp.                                              10,700                    319
The 77 Bank, Ltd.                                         19,000                    129
The Bank of Fukuoka, Ltd.                                 31,000                    188
The Daimaru, Inc.                                         19,000                    166
THK Co., Ltd.                                                600                     11
TIS, Inc.                                                  2,551                     92
Tobu Railway Co., Ltd.                                    29,600                    111
Toda Corp.                                                 6,000                     30
Toho Co.                                                   1,600                     25
Tohoku Electric Power Co., Ltd.                           21,700                    419
Tokyo Broadcasting System, Inc.                            4,600                     87
Tokyo Electric Power Co., Inc.                            58,500                  1,405
Tokyo Electronics, Ltd.                                    9,700                    501
Tokyo Gas Co., Ltd. (g)                                  128,600                    516
Tokyu Corp.                                               48,400                    235
Tonengeneral Sekiyu K.K.                                   5,000                     53
Toppan Printing Co., Ltd.                                 27,600                    302
Toray Co.                                                 78,100                    349
Toshiba Corp.                                            153,000                    628
Tosoh Corp.                                               30,000                    141
Tostem Corp.                                               9,600                    173
Toto, Ltd.                                                23,600                    201
Toyo Seikan Kaisha, Ltd.                                   8,000                    147
Toyobo Co., Ltd.                                           2,000                      5

Toyoda Gosei Co., Ltd.                                       500                      9
Toyota Automatic Loom Works                                2,900                     81
Toyota Motor Corp.                                       150,800                  5,491
Trend Micro, Inc.                                          6,200                    228
UJF Holdings, Inc.                                           234                  1,233
Uni-Charm Corp.                                            1,600                     72
Uniden Corp.                                               3,000                     60
UNY Co., Ltd.                                              5,000                     58
USS Co., Ltd.                                              3,780                    299
Wacoal Corp.                                               2,000                     25
West Japan Railway Co.                                        17                     63
World Co., Ltd.                                              850                     28
Yahoo! Japan Corp. *                                         190                    426
Yakult Honsha Co., Ltd.                                    4,000                     79
Yamada Denki Co., Ltd.                                     7,400                    356
Yamaha Corp.                                               4,300                     64
Yamaha Motor Co., Ltd.                                     1,000                     18
Yamanouchi Pharmaceutical Co., Ltd.                       22,800                    829
Yamato Transport Co., Ltd.                                17,000                    225
Yamazaki Baking Co., Ltd.                                  3,000                     27
Yokogawa Electric Corp.                                   11,400                    149
                                                                                    ---
                                                                                 97,002
                                                                                 ------

MALAYSIA  (0.7%)
AMMB Holdings Berhad                                      98,300                     65
Berjaya Sports Toto Berhad                                51,800                     55
Commerce Asset-Holdings Berhad                            93,800                    111
Gamuda Berhad                                             29,700                     36
Genting Berhad                                            25,000                    121
Hong Leong Bank Berhad                                    50,600                     68
IOI Corp. Berhad                                          50,000                    121
Kuala Lumpur Kepong Berhad                                26,800                     46
Magnum Corp. Berhad                                       44,000                     24
Mal Rothmans Pall Mall                                    11,100                    126
Malakoff Berhad                                           42,000                     81
Malayan Banking Berhad                                   119,000                    365
Malaysian International Shipping Corp. Berhad             37,700                    177
Maxis Communications Berhad                               50,000                    127
Nestle Berhad *                                            8,000                     51
O.Y.L. Industries Berhad                                   5,400                     50
Petronas Gas Berhad                                       10,000                     19
PLUS Expressways Berhad                                  114,400                     90
Proton Holdings Berhad                                    18,000                     37
Public Bank Berhad                                        70,000                    127
Resorts World Berhad                                      33,700                     85
RHB Capital Berhad                                        93,000                     55
Sime Darby Berhad                                         96,800                    151
SP Setia Berhad                                           53,200                     56
Tanjong PLC                                               17,900                     60
Telekom Malaysia Berhad                                   59,000                    150
Tenaga Nasional Berhad                                    61,500                    172
YTL Corporation Berhad                                    61,866                     87
                                                                                     --
                                                                                  2,713
                                                                                  -----

NETHERLANDS  (3.9%)
ABN AMRO Holding NV (g)                                   70,875                  1,735
Aegon NV (g)                                              51,215                    643
Akzo NV                                                   12,008                    493
ASML Holding NV *                                         18,712                    270
Corio NV                                                   3,278                    176
DSM NV                                                     3,412                    229
Elsevier NV (g)                                           15,600                    225
Hagemeyer NV *                                             1,906                      4

Heineken NV                                                8,567                    272
ING Groep NV (g)                                          72,261                  1,982
Koninklijke KNP NV                                        53,398                    446
Oce NV                                                     3,277                     49
Philips Electronics NV                                    33,846                    844
Rodamco Cont Eurpope NV                                    2,691                    203
Royal Dutch Petroleum                                     86,956                  5,072
TNT Post Groep NV                                         16,497                    449
Unilever NV (g)                                           21,031                  1,355
Vedior NV                                                  4,289                     66
VNU NV (g)                                                 5,765                    162
Wereldhave                                                 1,336                    132
Wolters Kluwer NV CVA (g)                                  8,230                    147
                                                                                    ---
                                                                                 14,954
                                                                                 ------

NEW ZEALAND  (0.0%)
Auckland International Airport, Ltd.                       7,148                     10
Carter Holt Harvey, Ltd.                                   5,862                      8
Contact Energy, Ltd.                                       2,639                     14
Fisher & Paykel Appliances Holdings, Ltd.                  1,810                      4
Fisher & Paykel Industries, Ltd.                           2,095                      5
Fletcher Building, Ltd.                                    2,432                     11
Sky City Entertainment Group, Ltd.                         2,451                      8
Telecom Corp. of New Zealand, Ltd.                        12,253                     54
The Warehouse Group, Ltd.                                  1,226                      3
                                                                                      -
                                                                                    117
                                                                                    ---

NORWAY  (0.5%)
DnB Holding ASA (g)                                       13,396                    128
Norsk Hydro ASA (g)                                        7,142                    562
Norske Skogindustrier AG (g)                               5,100                     89
Orkla SA                                                   8,000                    268
Schibsted ASA                                              1,250                     30
Statoil ASA (g)                                           23,600                    415
Storebrand ASA                                             1,300                     10
Tandberg ASA                                                 800                      8
Telenor ASA (g)                                            9,600                     80
Tomra Systems ASA                                          2,135                      8
Yara International ASA *                                  11,242                    150
                                                                                    ---
                                                                                  1,748
                                                                                  -----

PORTUGAL  (0.2%)
Banco Commercial                                          88,339                    237
BPI-SGPS SA                                                2,389                     10
Brisa Auto-Estradas (g)                                   20,326                    162
Electricidade de Portugal SA                              36,526                     99
Portugal Telecom SA *                                     24,085                    265
PT Multimedia-Servicos de
  Telecomunicacoes e Multimedia, SGPS, SA *                  687                     16
Sonae, SGPS SA *                                          25,407                     40
                                                                                     --
                                                                                    829

SINGAPORE  (1.6%)
Ascendas Real Estate Investment Trust                     65,000                     79
Capitaland, Ltd. * (g)                                    86,000                    134
CapitaMall Trust                                          55,300                     74
Chartered Semiconductor Manufacturing, Ltd. *             86,000                     50
City Developments, Ltd.                                   48,370                    204
ComfortDelGro Corp., Ltd.                                147,333                    157
Creative Technology, Ltd.                                  4,705                     41
Cycle & Carriage, Ltd.                                    10,000                     75
DBS Group Holdings, Ltd.                                  90,945                    796
Fraser & Neave, Ltd.                                      15,000                    142
Keppel Corp., Ltd.                                        45,000                    295
Keppel Land, Ltd.                                         32,000                     49

Neptune Orient Lines, Ltd.                                41,000                     85
Oversea-Chinese Banking Corp., Ltd.                       86,745                    712
Overseas Union Enterprises                                 3,735                     19
Parkway Holdings, Ltd.                                    54,000                     55
Sembcorp Industries, Ltd.                                 75,303                     91
SembCorp. Marine, Ltd.                                    48,000                     57
Singapore Airlines, Ltd.                                  42,000                    288
Singapore Exchange, Ltd.                                  66,911                     76
Singapore Land, Ltd.                                      13,000                     47
Singapore Post, Ltd.                                     114,000                     60
Singapore Press Holdings, Ltd.                           128,743                    343
Singapore Technology Engineering, Ltd.                   108,760                    165
Singapore Telecommunications, Ltd.                       553,503                    868
STATS ChipPAC, Ltd. *                                     85,000                     52
United Overseas Bank, Ltd.                                96,720                    848
United Overseas Land, Ltd.                                34,704                     47
Venture Manufacturing, Ltd.                               18,445                    157
                                                                                    ---
                                                                                  6,066
                                                                                  -----

SPAIN  (3.9%)
Abertis Infraestructuras (g)                              12,388                    272
Acciona SA                                                 1,254                    108
Acerinox, SA (g)                                           8,929                    133
Actividades de Construccion y Servicios, SA                9,305                    227
Altadis SA                                                16,916                    718
Amadeus Global Travel Distribution SA                     15,263                    143
Antena 3 Television SA                                     1,896                     37
Banco Bilbao Vizcaya-Argentari                           123,356                  1,911
Banco Popular Espanol SA                                   6,918                    431
Banco Santander Central Hispano SA (g)                   172,706                  2,017
Cintra Concesiones de Infraestructuras de Transporte SA   11,478                    123
Endesa SA                                                 55,709                  1,217
Fomento de Construcciones y Contratas SA                   1,371                     74
Gas Natural SDG SA                                        32,444                    925
General De Aguas De Barcelona SA                           3,730                     76
Grupo Ferrovial SA                                         2,076                    118
Iberdrola SA                                              54,070                  1,410
Indra Sistemas SA                                          3,081                     53
Industria de Diseno Textil SA                              7,306                    217
Repsol SA                                                 45,367                  1,153
Telefonica SA (g)                                        185,319                  3,153
Union Electric Penosa SA                                   3,967                    119
Vallehermoso SA                                            3,072                     52
                                                                                     --
                                                                                 14,687
                                                                                 ------

SWEDEN (2.0%)
Alfa Laval AB                                                700                     10
Assa Abloy AB, Series B (g)                               11,750                    152
Atlas Copco AB, Series A (g)                               3,864                    176
Atlas Copco AB, Series B                                   2,300                     95
Billerud                                                   3,250                     44
Electrolux AB, Series B (g)                                7,600                    154
Eniro AB                                                   4,000                     45
Ericsson LM, Series B (g)                                440,737                  1,308
Gambro AB, Series A                                          900                     12
Getinge AB, B Shares                                       6,200                     89
Hennes & Mauritz AB, Series B (g)                         12,050                    416
Holmen AB                                                  2,900                     77
Modern Times Group MTG AB *                                1,250                     39
Nordic Baltic (g)                                        124,322                  1,181
Sandvik AB (g)                                             7,388                    290
Scania AB, Series B                                        3,800                    147
Securitas AB, Series B                                    24,100                    387

Shanska AB, Series B (g)                                  12,617                    152
Skandia Forsakrings AB (g)                                16,831                     79
Skandiaviska Enskil                                       21,620                    382
SKF AB, Series B                                           2,950                    124
Svenska Cellulosa AB, Series B                            10,000                    348
Svenska Handelsbanken, Series A (g)                       34,902                    785
Svenskt Stal AB, Series A                                  1,300                     30
Swedish Match AB (g)                                      18,900                    223
Tele2 AB                                                   1,875                     59
Telia                                                     51,326                    269
Volvo AB, Series A                                         3,533                    138
Volvo AB, Series B (g)                                     8,010                    325
WM-Data AB                                                 7,800                     20
                                                                                     --
                                                                                  7,556
                                                                                  -----

SWITZERLAND  (5.0%)
Abb, Ltd. *                                               64,325                    400
Adecco SA, Registered                                      2,781                    134
Ciba Specialty Chemicals AG                                2,590                    162
Clariant AG *                                              9,006                    141
Compagnie Finaciere Richemont AG                          12,635                    376
Credit Suisse Group (g)                                   26,279                  1,106
Geberit AG                                                   130                     87
Givaudan                                                     307                    193
Holcim (g)                                                 6,698                    407
Logitech International SA *                                  990                     57
Lonza Group AG                                             1,496                     90
Nestle (g)                                                14,746                  3,873
Nobel Biocare Holding AG                                     910                    195
Novartis AG, Registered                                   83,718                  4,074
Roche Holdings AG, Genusscheine                           25,502                  3,086
Schindler Holding AG                                         195                     71
Serono SA                                                    313                    200
Societe Generale de Surveillance Holdings SA                 172                    116
Straumann AG                                                 410                     89
Sulzer AG, Registered                                         53                     22
Swiss Reinsurance                                          2,467                    164
Swisscom AG (g)                                              517                    178
Syngenta                                                   4,810                    498
The Swatch Group AG                                        1,663                     44
The Swatch Group AG, Series B                                806                    103
UBS AG (g)                                                37,110                  2,976
Valora Holdings, AG, Registered *                             60                     13
Zurich Financial Services                                  1,704                    288
                                                                                    ---
                                                                                 19,143
                                                                                 ------

THAILAND  (1.0%)
Advanced Info Service Public Co., Ltd.                   174,300                    420
Bangkok Bank Public Co., Ltd.                             68,900                    174
Bangkok Bank Public Co., Ltd.,                           132,600                    361
Foreign Registered Shares
BEC World Public Co., Ltd.                               175,200                     61
Charoen Pokphand Foods Public Co., Ltd.                  436,829                     48
Delta Electronics Public Co., Ltd.                        62,000                     28
Electricity Generating PLC                                33,548                     67
Hana Microelectronics Public Co., Ltd.                    37,410                     19
Kasikornbank Public Co., Ltd., Foreign
  Registered Shares                                      277,357                    393
Land and Houses Public Co., Ltd.                         341,554                     61
Land and Houses Public Co., Ltd., Foreign
  Registered Shares                                      255,315                     48
National Finance Public Co., Ltd.                        125,300                     44
PTT Exploration & Production Co., Ltd.                    20,158                    178
PTT Public Co., Ltd.                                     145,300                    737

Sahaviriya Steel Industries PLC                          826,000                     43
Shin Corp. Public Co., Ltd.                              225,900                    215
Siam Cement Public Co., Ltd.                              33,277                    191
Siam Cement Public Co., Ltd., Foreign
  Registered Shares                                       60,100                    363
Siam City Cement Public Co., Ltd., Foreign
  Registered Shares                                       19,600                    138
Siam Commercial Bank Public Co., Ltd.,
  Foreign Registered Shares                               98,300                    118
TISCO Finance Public Co., Ltd., Foreign
  Registered Shares                                       75,200                     45
                                                                                     --
                                                                                  3,752
                                                                                  -----
TOTAL FOREIGN STOCKS                                                            344,679
                                                                                -------

PREFERRED STOCKS  (0.7%)
BRAZIL  (0.7%)
Banco Bradesco SA                                         12,000                    370
Brasil Telecom Participacoes SA                       13,208,000                     86
Caemi Mineracao e Metalurgica SA                          93,000                     72
Companhia de Bebidas das Americas                        934,857                    256
Companhia Energetica de Minas Gerais                   5,531,000                    155
Companhia Siderurgica de Tubarao                         808,000                     40
Embratel Participacoes SA *                            6,886,608                     11
Empresa Brasileira de Aeronautica SA                      18,871                    135
Gerdau SA                                                 12,000                    118
Klabin SA                                                 34,000                     52
Petroleo Brasileiro SA                                    31,000                  1,141
Sadia SA                                                  27,000                     43
Tele Centro Oeste Celular Participacoes SA            13,534,566                     48
Telesp Celular Participacoes SA *                     23,754,000                     51
Votorantim Celulose e Papel SA                             4,605                     51
                                                                                     --
                                                                                  2,629
                                                                                  -----

GERMANY  (0.0%)
Volkswagen AG                                              2,141                     67
                                                                                     --
THAILAND  (0.0%)
Siam Commercial Bank Public Co., Ltd.                     46,641                     56
                                                                                     --
TOTAL PREFERRED STOCKS                                                            2,752
                                                                                  -----

INVESTMENT COMPANIES  (3.9%)
UNITED STATES  (3.9%)
Excelsior Pacific Asia Fund                                   33                      #
Franklin Mutual European Fund                             72,960                  1,435
Invesco Gold and Precision Metals Fund                        59                      #
iShares MSCI Emerging Markets Index Fund (g)               5,300                  1,061
iShares MSCI Germany Index Fund (g)                      132,400                  2,291
iShares MSCI Hong Kong Index Fund (g)                    398,500                  4,803
iShares MSCI Switzerland Index Fund (g)                   20,800                    348
Matthews China Fund                                       55,918                    794
Matthews Pacific Tiger Fund                               80,040                  1,254
Oakmark International Fund                                30,250                    634
Oakmark International Small Cap Fund                      54,067                  1,099
Scudder Latin America Fund                                14,934                    466
Vanguard International Growth Fund                        14,470                    262
Vanguard International Value Fund                          9,181                    276
                                                                                    ---
TOTAL INVESTMENT COMPANIES                                                       14,723
                                                                                 ------

RIGHTS  (0.0%)
AUSTRIA  (0.0%)
Immofinanz Immobilien Anlagen AG                          26,674                      2
                                                                                      -
BRAZIL  (0.0%)
Tele Norte Leste Participacoes SA                            156                      #
                                                                                      -

TOTAL RIGHTS                                                                          2
                                                                                      -

REPURCHASE AGREEMENTS  (2.5%)
UNITED STATES  (2.5%)

UBS Investment Bank, 2.86%, 5/2/05                       $ 9,398                  9,398
      (Proceeds at maturity, $9,400,                                              -----
      Collateralized by a U.S. Treasury
       security)


TOTAL REPURCHASE AGREEMENTS                                                       9,398
                                                                                  -----

SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (14.7%)
CASH & EQUIVALENTS  (14.7%)

Pool of various securities for Fifth Third Funds          55,812                 55,812
                                                                                 ------

TOTAL SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            55,812
                                                                                 ------


TOTAL (COST $423,567)+   -   112.5%                                            $427,584
                                                                               ========
------------

Percentages indicated are based on net assets of $380,221.

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                  VALUE
                                                                ----------                              -------
COMMERCIAL PAPER  (5.0%)
General Motors Acceptance Corp., 3.18%, 5/12/05 **                   2,700                              $ 2,697
UBS Investment Bank, 2.84%, 5/12/05 **                               4,360                                4,355
Wal-Mart Stores, Inc., 2.84%, 5/17/05 **                             5,030                                5,023
Wells Fargo & Co., 2.87%, 5/12/05 **                                 4,275                                4,270
                                                                                                          -----
TOTAL COMMERCIAL PAPER                                                                                   16,345
                                                                                                         ------

CORPORATE BONDS  (59.1%)
AIG Sunamerica Global Finance, 6.90%, 3/15/32                          955                                1,121
Alliant Master Trust, Series 2000-1A, Class A, 3.38%, 6/20/06 (d)(e) 4,000                                4,001
AOL Time Warner, Inc., 7.70%, 5/1/32                                   480                                  591
Bank of Montreal-Chicago, 7.80%, 4/1/07                              2,750                                2,932
Bear Stearns Adjustable Rate Mortgage                                1,926                                1,943
  Trust, Series 2004-10, Class 12A3, 4.73%, 1/25/35 (d)
Bear Stearns Asset Backed Securities,                                1,667                                1,667
  Inc., Series 2004-HE3, Class 1A1, 3.02%, 5/25/31 (d)
Bear Stearns Commercial Mortgage Securities, 4.75%, 2/13/46          7,500                                7,432
Bear Stearns Commercial Mortgage                                     2,368                                2,496
  Securities, Inc., Series 2000-WF2, Class A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                                     2,000                                2,052
  Securities, Inc., Series 2004-T14, Class A4, 5.20%, 1/12/41
Chase Funding Loan Acquisition Trust,                                3,660                                3,680
  Series 2004-OPT1, Class M1, 3.42%, 6/25/34 (d)
Columbus Southern Power, 4.40%, 12/1/10                                500                                  493
Comcast Cable, 7.13%, 6/15/13                                        1,750                                1,993
Countrywide Alternative Loan Trust, 6.50%, 9/25/34 (d)               1,023                                1,056
Countrywide Asset-Backed Certificates,                               2,128                                2,132
  Series 2002-BC1, Class M1, 3.80%, 4/25/32 (d)
Cox Communications, Inc., 5.50%, 10/1/15 (g)                           800                                  797
Credit Suisse First Boston Mortgage                                    347                                  352
  Securites Corp., Series 1997-C2, Class A2, 6.52%, 1/17/35
DaimlerChrysler, 8.50%, 1/18/31                                        600                                  685
Devon Energy Corp., 7.95%, 4/15/32 (g)                                 700                                  894
Duke Energy Corp., 6.45%, 10/15/32                                     850                                  932
Equity One ABS, Inc., Series 2004-1, Class AF4, 4.15%, 4/25/34 (d)   4,000                                3,995
First Franklin Mortgage Loan, 2.47%, 7/25/33 (d)                       950                                  949
First Union-Lehman Brothers, 7.00%, 4/18/29(e)                       2,750                                3,096
Firstenergy Corp., 6.45%, 11/15/11                                   1,070                                1,149
Fleet/Norstar Group, 8.63%, 1/15/07                                  2,000                                2,148
Ford Motor Co., 7.45%, 7/16/31 (g)                                     495                                  407
France Telecom, 8.75%, 3/1/31                                          650                                  880
Gazprom International, 7.20%, 2/1/20 (e)                             1,000                                1,039
General Electric Capital Corp., 6.75%, 3/15/32                       1,055                                1,259
General Motors Acceptance Corp., 6.13%, 9/15/06                      3,000                                2,982
General Motors Acceptance Corp., 6.88%, 9/15/11                        170                                  149
General Motors Acceptance Corp.,                                     3,794                                3,792
  Mortgage Corp. Loan Trust, 3.08%, 12/25/20 (d)
General Motors Acceptance Corp.,                                     2,700                                2,696
  Mortgage Corp. Loan Trust, 5.00%, 10/25/33
General Motors Acceptance Corp.,                                     1,750                                1,735
  Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (d)
General Motors Acceptance Corp.,                                     8,000                                8,023
  Mortgage Corp. Loan Trust, 3.04%, 2/25/35 (d)
Goldman Sachs Group, Inc., 4.75%, 7/15/13                            1,800                                1,769
Greenwich Capital Commercial Funding                                 1,000                                1,015
  Corp., Series 2002-C1, Class A4, 4.95%, 1/11/35
Greenwich Capital Commercial Funding                                 2,000                                2,027
  Corp., Series 2004-GG1, Class A5, 4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                              5,145                                5,032
  2004-C1, Class A1, 3.66%, 10/10/28
GS Mortgage Securities Corp. II, Series                              4,900                                4,927
  2004-GG2, Class A3, 4.60%, 8/10/38
Harley-Davidson Motorcycle Trust,                                      355                                  351
  Series 2004-2, Class B, 2.96%, 2/15/12
Household Finance Corp., 6.50%, 11/15/08                               170                                  181
JP Morgan Chase Commercial Mortgage, 5.26%, 7/12/37                    865                                  892
JP Morgan Chase Commercial Mortgage                                  1,664                                1,709
 Securities, Series 200-CIBC, Class A2, 6.00%, 3/15/33
JP Morgan Mortgage Trust, 4.91%, 4/25/35 (d)                         4,962                                4,943
JP Morgan Mortgage Trust, 5.17%, 5/1/35 (d)                          4,000                                4,044
JP Morgan Mortgage Trust, Series                                     1,321                                1,319
  2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     3,000                                3,045
  2005-A2, 4.99%, 4/25/35
Kroger Co., 6.20%, 6/15/12                                             500                                  534
Lehman Brothers Holdings, 8.25%, 6/15/07                               170                                  184
Merrill Lynch & Co., 4.25%, 2/8/10                                   1,000                                  986
Midland Bank PLC, 7.63%, 6/15/06                                     2,000                                2,080
Morgan Stanley Capital I, 5.11%, 6/15/40                             3,200                                3,252
Morgan Stanley Dean Witter Capital I, 4.74%, 11/13/36                5,200                                5,195
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                   3,019                                3,025
Motorola, Inc., 6.50%, 11/15/28 (g)                                    805                                  859
National City Bank, 7.25%, 7/15/10                                   3,000                                3,390
National Rural Utilities, 7.25%, 3/1/12 (g)                            125                                  143
Navistar Financial Corp. Owner Trust, 1.73%, 2/15/07                   298                                  296
Navistar Financial Corp. Owner Trust, 3.15%, 4/15/08 (d)             8,200                                8,214
Navistar Financial Corp. Owner Trust,                                1,657                                1,613
  Series 2004-A, Class B, 2.46%, 3/15/11
NCNB Corp., 10.20%, 7/15/15                                          2,500                                3,469
Norfolk Southern, 9.00%, 3/1/21                                        130                                  179
Oncor Electric Delivery, 7.00%, 5/1/32                                 480                                  569
Pemex Master Trust, 6.13%, 8/15/08                                     825                                  848
Republic New York Corp., 7.00%, 3/22/11                              2,000                                2,225
Residential Accredit Loans, Inc., 3.12%, 3/25/34 (d)                 3,282                                3,277
Residential Asset Mortgage Products, Inc., 2.99%, 5/25/24 (d)        8,053                                8,057
Residential Asset Securities Corp., 3.09%, 3/25/34 (d)               2,000                                2,000
SACO I Trust, Series 2004-2, Class A3, 3.32%, 10/25/34 (d)(e)        5,000                                5,022
Science Applications International Co., 5.50%, 7/1/33                2,105                                2,065
SLM Corp., 5.00%, 4/15/15                                              175                                  174
Structured Asset Securities Corp., 5.15%, 12/25/34 (d)               1,245                                1,254
Swiss Bank Corp. - New York, 7.38%, 7/15/15                          2,000                                2,403
Thornburg Mortgage Securities Trust,                                 5,200                                5,311
  Series 2004-2, Class A3, 2.93%, 6/25/44 (d)
Trans-Canada Pipeline, 5.60%, 3/31/34                                  750                                  774

Travelers Property Casualty Corp., 7.75%, 4/15/26                       85                                  106
Truck Retail Installment Paper Corp., 3.29%, 5/15/13 (d)(e)          6,950                                6,953
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (d)                     925                                1,094
United Mexican States, 4.63%, 10/8/08                                2,460                                2,443
US Bank NA, 6.30%, 2/4/14                                              345                                  382
Verizon Florida, Inc., 6.13%, 1/15/13                                1,575                                1,661
Washington Mutual, Series 2003-AR9, Class 1A6, 4.06%, 9/25/33 (d)    5,862                                5,809
Washington Mutual, Series 2004-AR3, Class A-2, 4.24%, 6/25/34        2,079                                2,065
YUM! Brands Inc., 7.70%, 7/1/12                                      1,250                                1,465
                                                                                                          -----
TOTAL CORPORATE BONDS                                                                                   192,178
                                                                                                        -------

U.S. GOVERNMENT AGENCIES  (45.2%)
FANNIE MAE  (28.0%)
6.05%, 12/1/08                                                       2,892                                3,037
4.25%, 10/25/16                                                      1,225                                1,224
6.00%, 5/1/17                                                          322                                  333
6.50%, 6/1/17                                                          402                                  420
6.50%, 8/1/17                                                          307                                  320
5.50%, 12/1/17                                                       1,451                                1,487
5.50%, 1/1/18                                                          972                                  996
5.50%, 1/1/18                                                           18                                   19
5.50%, 2/1/18 TBA                                                    4,000                                4,097
5.50%, 2/1/18                                                           13                                   14
5.50%, 2/1/18                                                           76                                   78
4.50%, 5/1/18 TBA                                                   11,550                               11,438
6.00%, 5/1/18                                                        1,729                                1,793
5.00%, 7/1/18 TBA                                                    4,200                                4,234
4.00%, 12/25/20                                                      5,000                                5,000
4.00%, 2/25/21                                                       5,339                                5,344
5.50%, 2/1/25                                                        1,798                                1,819
5.00%, 4/1/25                                                        2,700                                2,675
7.50%, 6/1/28                                                          362                                  389
6.50%, 8/1/28                                                          217                                  226
6.50%, 6/1/29                                                          197                                  205
6.50%, 4/1/32                                                          434                                  451
6.50%, 6/1/32                                                        1,394                                1,451
7.00%, 6/1/32                                                          460                                  486
6.50%, 7/1/32                                                          657                                  684
6.50%, 7/1/32                                                          916                                  954
7.50%, 12/1/32                                                         335                                  359
6.00%, 1/1/33 TBA                                                    6,000                                6,166
6.00%, 1/1/33                                                          631                                  648
6.50%, 3/1/33                                                          398                                  414
5.00%, 5/1/33 TBA                                                   16,500                               16,354
5.50%, 5/1/33 TBA                                                   11,500                               11,620
6.00%, 2/1/34                                                          854                                  878
6.00%, 2/1/34                                                          835                                  858
5.50%, 5/25/34                                                       3,150                                3,162
7.00%, 9/1/34                                                        1,345                                1,420
                                                                                                          -----
                                                                                                         91,053
                                                                                                         ------

FEDERAL HOME LOAN BANK  (1.6%)
4.06%, 8/25/09                                                       4,371                                4,324
4.00%, 2/25/10                                                         884                                  876
                                                                                                            ---
                                                                                                          5,200
                                                                                                          -----

FREDDIE MAC  (13.6%)
4.50%, 8/15/16                                                       3,000                                2,994
4.00%, 1/15/17                                                       7,500                                7,233
5.50%, 1/1/18                                                           68                                   70
5.00%, 2/15/25                                                       3,245                                3,181
6.50%, 1/1/29                                                        2,459                                2,563

7.00%, 1/1/32                                                          230                                  244
6.50%, 7/1/32                                                          477                                  497
6.25%, 7/15/32 (g)                                                   3,500                                4,170
7.00%, 8/1/32                                                          910                                  961
6.50%, 9/1/32                                                          158                                  164
5.50%, 2/1/33 TBA                                                   13,900                               14,066
6.00%, 9/1/33                                                          866                                  889
4.50%, 6/1/34                                                        1,037                                1,001
4.50%, 9/1/34                                                        1,212                                1,170
6.00%, 10/1/34                                                       4,984                                5,119
                                                                                                          -----
                                                                                                         44,322
                                                                                                         ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (2.0%)
4.50%, 11/16/29                                                      2,387                                2,367
5.00%, 7/1/33 TBA                                                    4,000                                3,998
                                                                                                          -----
                                                                                                          6,365
                                                                                                          -----

TOTAL U.S. GOVERNMENT AGENCIES                                                                          146,940
                                                                                                        -------

U.S. TREASURY OBLIGATIONS  (8.4%)
U.S. TREASURY BONDS  (0.5%)
5.45%, 5/15/17 **                                                    1,080                                  630
5.00%, 11/15/27 **                                                   2,900                                1,011
                                                                                                          -----
                                                                                                          1,641
                                                                                                          -----

U.S. TREASURY INFLATION PROTECTED BONDS  (2.0%)
1.63%, 1/15/15                                                       6,500                                6,548
                                                                                                          -----
U.S. TREASURY NOTES  (5.9%)
6.75%, 5/15/05                                                       1,925                                1,927
2.25%, 4/30/06 (g)                                                   5,300                                5,240
3.38%, 2/15/08 (g)                                                   3,000                                2,974
4.00%, 4/15/10 (g)                                                   4,000                                4,018
4.38%, 8/15/12 (g)                                                     800                                  818
4.00%, 2/15/15 (g)                                                   4,200                                4,132
                                                                                                          -----
                                                                                                         19,109
                                                                                                         ------

TOTAL U.S. TREASURY OBLIGATIONS                                                                          27,298
                                                                                                         ------

MONEY MARKETS  (4.5%)
Dreyfus Cash Management Money                                          100                                   -#
Market Fund
Federated Prime Value Obligations                               14,670,719                               14,671
                                                                                                         ------
Money Market Fund
TOTAL MONEY MARKETS                                                                                      14,671
                                                                                                         ------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.8%)

Pool of various securities for Fifth Third Funds                    25,411                               25,411
                                                                                                         ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                    25,411
                                                                                                         ------


TOTAL (COST $418,671)+   -   130.0%                                                                    $422,843
                                                                                                       ========
------------

Percentages indicated are based on net assets of $325,229.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
CORPORATE BONDS  (67.1%)
ABN AMRO Bank NV, 7.13%,                                   7,300                $ 7,733
6/18/07
Anthem, Inc., 3.50%, 9/1/07                                2,375                  2,342
AT & T Broadband Corp., 8.38%,                             1,750                  2,125
3/15/13
Bank of Montreal-Chicago, 7.80%,                           6,000                  6,397
4/1/07
BB&T Corp., 7.25%, 6/15/07                                 6,000                  6,355
Bear Stearns Co., Inc., 5.70%, 1/15/07                     3,000                  3,079
Bear Stearns Commercial Mortgage                           2,018                  2,128
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                           2,000                  2,017
Securities, Inc., Series 2004-T14, Class
A3, 4.80%, 1/12/41
Bond Securitization Asset-Backed                              90                     90
Certificate, Series 2003-1, Class A1,
3.25%, 10/25/34 (d)
Caterpillar Financial Asset Trust, Series                  2,435                  2,435
2005-A, Class A4, 4.10%, 6/25/10
Chase Mortgage Finance Corp., Series                       6,806                  6,694
2004-S1, Class A7, 4.50%, 2/25/19
Chevron Phillips Chemical Co., 5.38%,                      6,015                  6,142
6/15/07
CIT Group, Inc., 5.13%, 9/30/14 (g)                        2,000                  2,003
Citigroup, Inc., 5.00%, 3/6/07                             3,500                  3,558
Citigroup, Inc., 5.00%, 9/15/14                            2,106                  2,120
CNH Equipment Trust, Series 2005-A,                        2,435                  2,435
Class A4A, 2.86%, 6/15/12 (d)
Commerce Group, Inc., 5.95%,                               1,000                  1,034
12/9/13
Commercial Mortgage Pass-Through                           2,500                  2,574
Certificate, Series 2004-LB3AC, Class B,
5.28%, 7/10/37
Commercial Mortgage Pass-Through                           3,700                  3,681
Certificate, Series 2004-LB4A, Class A5,
4.84%, 10/15/37 (d) (g)
Commercial Mortgage Pass-Through                           2,450                  2,459
Certificate, Series 2005-LP5, Class A2,
4.63%, 5/10/43
Commercial Mortgage Pass-Through                           2,450                  2,469
Certificate, Series 2005-LP5, Class A4,
4.98%, 5/10/43
Commericial Mortgage Acceptance                            5,550                  5,959
Corp., Series 1998-C2, Class D, 6.34%,
9/15/30 (d)
Conoco Funding Co., 6.35%,                                 2,000                  2,211
10/15/11
Countrywide Alternative Loan Trust,                        4,918                  4,906
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Countrywide Alternative Loan Trust,                        2,480                  2,543
Series 2005-10CB, Class 1A6, 5.50%,
5/25/35
Countrywide Alternative Loan Trust,                        2,395                  2,395
Series 2005-7CB, Class M, 5.50%,
4/25/35
Countrywide Home Loan, 3.40%, 6/2/06                       5,000                  5,018
 (d)
Countrywide Home Loan, 4.00%,                              2,325                  2,227
3/22/11
Cox Communications, Inc., 7.75%,                           1,550                  1,742
11/1/10
Credit Suisse First Boston Mortgage                          308                    313
Securites Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Credit Suisse First Boston Mortgage                        2,425                  2,403
Securities Corp., Series 2004-C5, Class
A3, 4.50%, 11/15/37
Credit-Based Asset Servicing and                           2,660                  2,637
Securitization, Series 2005-CB1, Class
AF3, 4.97%, 1/25/35
DaimlerChrysler, 3.20%, 3/7/07 (d)                         5,000                  4,962
Deutsche Alternative-A Securities, Inc.,                   2,385                  2,389
Mortgage Loan, Series 2005-2. Class
2A1, 3.15%, 3/25/20 (d)
Deutsche Mortgage Securities, Inc.,                        1,500                  1,491
Series 2004-2, Class A3, 3.78%,
1/25/34
Devon Financing Corp., 6.88%,                              1,500                  1,666
9/30/11
DLJ Commercial Mortgage Corp., Series                      2,400                  2,706
 2000-CF1, Class A1B, 7.62%, 6/10/33
Duke Capital LLC, 4.37%, 3/1/09 (g)                        2,000                  1,983
Duke Energy Corp., 6.25%, 1/15/12                          2,000                  2,159
Duke Realty Corp., 3.31%, 12/22/06                         2,155                  2,155
(d)
Entergy Gulf States, 3.60%, 6/1/08                         1,725                  1,687
Fedex Corp., 7.25%, 2/15/11                                2,000                  2,251
First Franklin Mortgage Loan, 2.47%,                       1,188                  1,187
7/25/33 (d)
First Horizon Mortgage Pass-Through                        2,177                  2,175
Trust, Series 2004-FL1, Class 2A1,
3.02%, 2/25/35 (d)
First Union-Lehman Brothers, 7.00%,                        2,900                  3,265
4/18/29
Fleet Financial Group, 7.38%, 12/1/09                      5,000                  5,582
Ford Motor Credit Co., 7.00%,                              2,770                  2,493
10/1/13
Fund American Cos., Inc., 5.88%,                           1,000                  1,018
5/15/13
Gazprom International, 7.20%, 2/1/20                       2,000                  2,080
General Electric Capital Corp., 5.88%,                     6,000                  6,402
2/15/12 (g)
General Motors Acceptance Corp.,                           2,040                  1,775
7.00%, 2/1/12
Goldman Sachs Group, Inc., 5.00%,                          2,500                  2,481
10/1/14
Green Tree Financial Corp., Series                         1,056                  1,073
1998-6, Class A, 6.27%, 6/1/30
GTE California, Inc., 6.70%, 9/1/09                        3,000                  3,213
Heller Financial, 6.85%, 5/15/31                           5,000                  5,387
Hertz Corp., 6.63%, 5/15/08                                1,400                  1,407
Hertz Corp., 7.40%, 3/1/11                                 2,000                  2,014
HSBC Bank USA, 4.63%, 4/1/14                               2,000                  1,958
HSBC Finance Corp., 6.38%,                                 2,000                  2,178
10/15/11
Hyundai Auto Receivables Trust, Series                     3,000                  2,945
2004-A, Class A4, 3.54%, 8/15/11
Indiana Michigan Power, 5.05%,                             2,035                  2,028
11/15/14
Indymac Home Equity Loan, Series                           1,395                  1,418
2002-B, Class B1, 5.75%, 10/25/33 (d)
International Lease Finance Corp.,                         3,700                  3,627
3.13%, 5/3/07
International Lease Finance Corp.,                         2,500                  2,611
5.88%, 5/1/13
International Paper Co., 5.50%, 1/15/14                    1,500                  1,510
(g)
JP Morgan Chase Commercial                                 2,525                  2,604
Mortgage, 5.25%, 7/12/37
JP Morgan Chase Commercial Mortgage                        3,365                  3,392
 Securities Corp., 4.63%, 3/15/46
JP Morgan Chase Commercial Mortgage                        9,500                  9,589
 Securities Corp., Series 2003-LN1, Class
 A2, 4.92%, 10/15/37
JP Morgan Chase Commercial Mortgage                        4,420                  4,494
 Securities Corp., Series 2004-LN2, Class
 A2, 5.12%, 7/15/41
JP Morgan Chase Commercial                                 1,813                  1,820
Mortgage, Series 2001-CIB3, Class A1,
4.47%, 11/15/35
JP Morgan Commercial Mortgage                              5,045                  5,131
Securities Corp., Series 2002-C3, Class
A2, 4.99%, 7/12/35
JP Morgan Mortgage Trust, 4.91%,                           2,407                  2,397
4/25/35 (d)
JP Morgan Mortgage Trust, Series                           4,540                  4,564
2004-A6, Class 3A1, 4.90%, 12/25/34
JP Morgan Mortgage Trust, Series                           3,278                  3,274
2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                           2,400                  2,381
2005-A1, Class 2A3, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                           6,218                  6,291
2005-A1, Class 3A4, 5.05%, 2/25/35
JP Morgan Mortgage Trust, Series                           3,545                  3,522
2005-A1, Class 4A1, 4.79%, 2/25/35
JP Morgan Mortgage Trust, Series                           4,944                  4,956
2005-A2, Class 5A1, 4.40%, 4/25/35
(d)
JP Morgan Mortgage Trust, Series                           2,440                  2,542
2005-S1, Class B1, 6.26%, 1/25/35
JP Morgan RV Marine Trust, Series                          1,876                  1,854
2004-1A, Class A1, 3.12%, 4/15/11
Key Bank N.A., 5.80%, 7/1/14                               2,000                  2,124
Kinder Morgan Energy Partners, 5.00%,                      1,500                  1,491
12/15/13
Korea Electric Power, 4.25%, 9/12/07                       1,000                    997
Kroger Co., 5.50%, 2/1/13                                  1,425                  1,455
Lehman Brothers Holdings, 8.25%,                           3,600                  3,901
6/15/07
Lehman Brothers TRAINS, 6.50%,                             8,217                  8,436
8/15/08 (d) (e)
Marshall & Ilsley Bank, 3.80%, 2/8/08                      2,360                  2,336
Masco Corp., 6.75%, 3/15/06                                2,000                  2,048
MassMutual Global Funding II, 3.80%,                       1,390                  1,362
4/15/09
MBNA Corp., 5.00%, 5/4/10                                  3,045                  3,048
MBNA Master Credit Card Trust,                             3,000                  3,475
7.80%, 10/15/12
Mellon Financial Corp., 7.38%,                             5,000                  5,303
5/15/07
Merrill Lynch & Co., 5.36%, 2/1/07                         2,000                  2,051
Merrill Lynch & Co., 5.45%, 7/15/14                        1,500                  1,549
Merrill Lynch Mortgage Investors, Inc.,                    2,294                  2,303
Series 2005-A1, Class 2A1, 4.67%,
12/25/34
Miller Brewing Co., 5.50%, 8/15/13                         1,000                  1,029
Morgan Stanley, 4.75%, 4/1/14                              3,500                  3,383
Morgan Stanley Capital I, Series                           3,000                  3,063
2004-IQ7, Class A2, 5.02%, 6/15/38
National City Bank, 4.25%, 1/29/10                         2,375                  2,355
Nationslink Funding Corp., Series                          4,025                  4,262
1998-2, Class A2, 6.48%, 8/20/30
Navistar Financial Corp. Owner Trust,                      5,405                  5,290
Series 2004-B, Class A4, 3.53%,
10/15/12
NCNB Corp., 9.38%, 9/15/09                                 5,000                  5,945
NiSource Finance Corp., 3.43%,                             2,710                  2,726
11/23/09 (d)
Nomura Asset Acceptance Corp., Series                      1,964                  1,972
2004-AR4, Class 1A2, 4.93%, 12/25/34
Nomura Asset Acceptance Corp., Series                      3,659                  3,739
2005-AR1, Class 1A2, 5.40%, 12/25/09
Nomura Asset Acceptance Corp., Series                      2,415                  2,440
2005-AR2, Class 2A2, 5.56%, 5/25/35
(d)
ODINC Ltd., 5.38%, 10/11/12                                5,000                  4,900
Pemex Project Funding Master Trust,                        2,000                  2,173
7.38%, 12/15/14
Pepco Holdings, Inc., 6.45%, 8/15/12                       1,000                  1,081
PHH Corp., 7.13%, 3/1/13                                   1,000                  1,109
PNC Mortgage Acceptance Corp.,                             5,000                  5,544
7.33%, 12/10/32
PPG Industries, Inc., 6.50%, 11/1/07                       2,000                  2,107
PPL Electric Utilities, 5.88%, 8/15/07                     2,000                  2,065
Providian Gateway Master Trust, Series                     1,825                  1,790
2004-DA, Class B, 3.55%, 9/15/11
Prudential Securities Secured Financing,                   7,000                  7,428
6.48%, 11/1/31
PSEG Power, 5.00%, 4/1/14                                  1,500                  1,484
Public Service Co. of Colorado, 4.38%,                     3,500                  3,491
10/1/08
Regions Financial Corp., 7.00%,                            1,275                  1,428
3/1/11

Renaissance Home Equity Loan Trust,                        2,440                  2,439
4.26%, 5/25/35 (d)
Rental Car Finance Corp., 4.59%,                           2,475                  2,474
6/25/11
Residential Accredit Loans, Inc., Series                   1,944                  1,967
2002-QS19, Class A8, 6.00%, 12/25/32
Residential Funding Mortgage                               4,755                  4,840
Securities, 5.50%, 9/25/33
Salomon Smith Barney, 7.13%,                               5,000                  5,227
10/1/06
Sempra Energy, 3.32%, 5/21/08 (d)                          5,000                  5,013
SLM Corp., 5.38%, 5/15/14                                  1,000                  1,033
Sunoco, Inc., 4.88%, 10/15/14                              1,500                  1,492
Tampa Electric, 5.38%, 8/15/07                             2,000                  2,047
U.S. Bank, N.A., 3.75%, 2/6/09                             3,000                  2,941
Union Planters Corp., 5.13%, 6/15/07                       2,000                  2,038
UPFC Auto Receivables Trust, Series                        1,975                  1,950
2004-A, Class A3, 3.27%, 9/15/10
Vanderbilt Acquisition Loan Trust,                         2,555                  2,716
Series 2002-1, Class A4, 6.57%, 5/7/27
Viacom, Inc., 7.75%, 6/1/05                                5,000                  5,015
Wachovia Bank Commercial Mortgage                          2,425                  2,451
Trust, 4.78%, 3/15/42
Washington Mutual Bank, 6.88%,                             5,000                  5,539
                                                                                  -----
6/15/11

TOTAL CORPORATE BONDS                                                           406,176
                                                                                -------

FOREIGN BONDS  (0.7%)
DaimlerChrysler, 7.30%, 1/15/12                            1,745                  1,869
Korea Development Bank, 3.88%,                             2,500                  2,435
3/2/09                                                                            -----

TOTAL FOREIGN BONDS                                                               4,304
                                                                                  -----

U.S. GOVERNMENT AGENCIES  (24.2%)
FANNIE MAE  (7.4%)
5.50%, 5/2/06 (g)                                          5,000                  5,085
2.13%, 10/5/06                                             2,500                  2,443
3.42%, 3/15/07                                            10,000                  9,920
3.67%, 5/8/07                                              7,110                  7,077
3.38%, 5/15/07 (g)                                         4,745                  4,696
6.25%, 1/25/08                                               972                  1,010
4.92%, 7/25/20                                             3,195                  3,221
5.09%, 7/1/34                                              3,450                  3,486
5.25%, 8/1/34                                              2,460                  2,493
4.91%, 1/1/35 (d)                                             50                     51
4.86%, 3/1/35                                              5,605                  5,623
                                                                                  -----
                                                                                 45,105
                                                                                 ------

FEDERAL HOME LOAN BANK  (4.4%)
2.50%, 3/15/06 (g)                                         5,500                  5,449
3.50%, 8/15/06 (g)                                         5,500                  5,484
3.50%, 5/15/07 (g)                                         5,000                  4,956
3.88%, 1/15/10 (g)                                         8,305                  8,204
4.84%, 1/25/12                                             2,333                  2,362
                                                                                  -----
                                                                                 26,455
                                                                                 ------

FREDDIE MAC  (8.6%)
5.25%, 1/15/06 (g)                                         4,000                  4,048
7.22%, 6/14/06                                             3,000                  3,117
3.88%, 11/10/08 (g)                                       10,000                  9,931

3.88%, 1/12/09                                             5,525                  5,460
4.25%, 5/4/09 (g)                                          6,000                  5,998
4.38%, 7/30/09                                             5,000                  4,969
6.25%, 3/5/12 (g)                                          8,500                  8,806
4.38%, 4/15/15                                             4,000                  3,988
4.50%, 7/15/19                                             3,000                  2,893
5.00%, 11/15/19                                            3,225                  3,212
                                                                                  -----
                                                                                 52,422
                                                                                 ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.8%)
9.50%, 12/15/09                                            1,834                  1,950
4.02%, 12/16/21                                            4,794                  4,756
4.60%, 10/16/24                                            2,500                  2,474
5.25%, 9/16/27                                             2,675                  2,745
4.45%, 8/16/32                                             2,500                  2,461
4.81%, 8/16/32                                             2,450                  2,460
5.09%, 8/16/37                                             4,400                  4,485
1.00%, 6/17/45                                            25,976                  1,645
                                                                                  -----
                                                                                 22,976
                                                                                -------
TOTAL U.S. GOVERNMENT AGENCIES                                                  146,958
                                                                                -------

U.S. TREASURY OBLIGATIONS  (6.1%)
U.S. TREASURY BONDS  (0.3%)

4.44%, 2/15/17 **                                          3,000                  1,774
                                                                                  -----
U.S. TREASURY INFLATION PROTECTED BONDS  (2.0%)
1.63%, 1/15/15                                            12,000                 12,086
                                                                                 ------
U.S. TREASURY NOTES (3.8%)
2.25%, 2/15/07 (g)                                         3,000                  2,930
4.38%, 5/15/07 (g)                                         5,000                  5,071
4.00%, 3/15/10 (g)                                         8,000                  8,036
4.00%, 2/15/15 (g)                                         7,425                  7,305
                                                                                  -----
                                                                                 23,342
                                                                                 ------
TOTAL U.S. TREASURY OBLIGATIONS                                                  37,202
                                                                                 ------

MONEY MARKETS  (1.4%)

Dreyfus Cash Management Money                                100                     -#
Market Fund
Federated Prime Value Obligations                      8,560,862                  8,561
                                                                                  -----
Money Market Fund
TOTAL MONEY MARKETS                                                               8,561
                                                                                  -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (16.9%)

Pool of various securities for Fifth Third Funds         102,436                102,436
                                                                                -------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING           102,436
                                                                                -------


TOTAL (COST $704,712) +   -   116.4%                                           $705,637
                                                                               ========
------------

Percentages indicated are based on net assets of $606,329.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SHORT TERM BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
CORPORATE BONDS  (57.1%)
Abbey National PLC, 6.69%, 10/17/05                        3,480                 $3,530
ABN AMRO, 7.55%, 6/28/06                                   3,480                  3,623
Aesop Funding II LLC, 2.75%, 7/20/07 (e)                   4,350                  4,304
Alabama Power Co., 2.80%, 12/1/06                          1,300                  1,276
Alcoa, Inc., 4.25%, 8/15/07                                1,400                  1,402
American Electric Power Co., 6.13%,                          400                    409
5/15/06
American International Group, 2.85%,                       3,480                  3,467
12/1/05
Australian Gas Light Co., 6.40%,                           3,500                  3,687
4/15/08
Bank of America Commercial Mortgage,                       4,883                  4,944
Inc., Series 2001-PB1, Class A1, 4.91%,
5/11/35
Bank of America Commercial Mortgage,                       3,917                  3,805
Inc., Series 2004-1, Class A1, 3.16%,
11/10/39
Bank of America Mortgage Securities,                       4,841                  4,785
4.17%, 7/25/34 (d)
Bank of New York, 2.20%, 5/12/06                           6,600                  6,489
Bank One Issuance Trust, Series                              880                    857
2004-A1, Class A1, 3.45%, 10/17/11
Basell America Finance, 7.60%,                               700                    693
3/15/07
Bear Stearns Commercial Mortgage                           2,979                  3,140
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear, Stearns Co., Inc., Series                            2,514                  2,535
2003-AC7, Class A2, 5.25%, 1/25/34
BMW Vehicle Owner Trust, 1.94%,                            1,740                  1,733
2/25/07
BP Capital PLC, 4.63%, 5/27/05 (g)                         2,780                  2,782
Capital One Auto Finance Trust, 3.44%,                     4,350                  4,333
 6/15/09
Caterpillar Financial Asset Trust,                           679                    679
3.15%, 2/25/08
CIT Group, Inc., 7.63%, 8/16/05                            1,730                  1,751
CIT Group, Inc., 3.27%, 6/19/06 (d)                        3,480                  3,486
CNH Equipment Trust, 4.02%,                                2,250                  2,251
4/15/09
Comcast Cable Communication, 6.38%,                          770                    783
 1/30/06
Compaq Computer, 7.65%, 8/1/05                             3,515                  3,551
Cooper Cameron Corp., 2.65%,                                 850                    823
4/15/07
Countrywide Alternative Loan Trust,                        4,057                  4,047
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Countrywide Financial, 3.50%,                              3,480                  3,476
12/19/05
Countrywide Home Loans, 5.11%,                             4,539                  4,525
4/20/35 (d)
Credit Suisse First Boston Mortgage                          761                    773
Securites Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Credit Suisse First Boston, Inc., 7.75%,                   3,480                  3,613
 5/15/06 (e)
DaimlerChrysler NA Holdings, 6.40%,                        1,665                  1,693
5/15/06
DLJ Commercial Mortgage Corp., Series                      2,680                  2,748
 1999-CG1, Class A1A, 6.08%, 3/10/32
Duke Energy Field Services, Inc.,                          1,850                  1,871
7.50%, 8/16/05
FleetBoston Financial Corp., 7.25%,                        3,480                  3,529
9/15/05 (g)
Ford Motor Credit Co., 6.88%, 2/1/06                       3,500                  3,540
General Motors Acceptance Corp.,                           1,745                  1,758
6.75%, 1/15/06
General Motors Acceptance Corp.,                           1,750                  1,715
3.70%, 5/18/06 (d)
GMAC Mortgage Corporation Loan                             4,550                  4,530
Trust, 4.24%, 10/25/33
Green Tree Financial Corp., Series                         2,019                  2,050
1998-6, Class A, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                       1,760                  1,747
Corp., Series 2004-GG1, Class A2,
3.84%, 6/10/36
Harborview Mortgage Loan Trust, Series                     6,250                  6,104
 2004-5, Class 2A6, 4.04%, 6/19/34 (d)
Harley-Davidson Motorcycle Trust,                          2,250                  2,221
Series 2004-2, Class B, 2.96%, 2/15/12
Hertz Corp., 4.70%, 10/2/06                                1,050                  1,034
Household Automotive Trust, Series                         4,390                  4,385
2002-3, Class A4A, 3.44%, 5/18/09
HSBC USA, Inc., 7.00%, 11/1/06                             3,484                  3,635
IBM, Corp., 3.80%, 2/1/08 (g)                              3,300                  3,271
International Lease Finance Corp.,                         3,500                  3,431
3.13%, 5/3/07
John Deere Owner Trust, Series 2004-A,                     2,340                  2,302
 Class A3, 2.32%, 12/17/07
JP Morgan Mortgage Trust, Series                           5,237                  5,239
2005-A1, 4.90%, 2/25/35
JP Morgan Mortgage Trust, Series                           4,889                  4,858
2005-A1, Class 4A1, 4.79%, 2/25/35
JP Morgan Mortgage Trust, Series                           8,952                  8,975
2005-A2, Class 5A1, 4.40%, 4/25/35
(d)
Kraft Foods, Inc., 5.25%, 6/1/07                           2,100                  2,140
LB-UBS Commercial Mortgage Trust,                          4,177                  4,179
Series 2002-C2, Class A1, 3.83%,
6/15/26
MBNA America Bank NA, 6.50%,                                 860                    884
6/20/06
MBNA Corp., 3.64%, 5/5/08 (d)                              2,200                  2,199
Merrill Lynch & Co., 3.24%, 9/18/06                        5,100                  5,112
(d)

Merrill Lynch Mortgage Investors, Inc.,                    1,116                  1,123
Series 2003-A1, Class 2A, 4.53%,
12/25/32
Morgan Stanley Dean Witter, 8.33%,                         3,480                  3,726
1/15/07
Morgan Stanley Dean Witter Capital I,                      3,746                  3,703
3.48%, 9/15/37
Morgan Stanley Dean Witter Capital I,                      6,200                  6,133
3.92%, 4/14/40
National Rural Utilities, 6.00%,                           3,600                  3,675
5/15/06
Navistar Financial Corp. Owner Trust,                      4,350                  4,259
Series 2003-B, Class A4, 3.25%,
10/15/10
Navistar Financial Corp. Owner Trust,                      1,475                  1,460
Series 2003-B, Class B, 3.79%,
10/15/10
Nissan Auto Lease Trust, 3.18%,                              900                    885
6/15/10
Pemex Finance, Ltd., 9.69%, 8/15/09                          792                    887
Protective Life US Funding, 3.70%,                         1,730                  1,714
11/24/08
Safeway, Inc., 2.50%, 11/1/05                              2,000                  1,986
Sempra Energy, 6.95%, 12/1/05                                680                    692
Societe Generale - New York, 7.40%,                        2,300                  2,381
6/1/06
Sprint Capital Corp., 7.13%, 1/30/06                         700                    715
Synovus Financial, 7.25%, 12/15/05                         3,433                  3,502
Time Warner, Inc., 6.13%, 4/15/06                          1,300                  1,327
UnitedHealth Group, Inc., 5.20%,                           3,700                  3,770
1/17/07
Verizon Communications, 7.51%,                             3,600                  3,970
4/1/09
Volkswagon Auto Lease Trust, 2.75%,                        3,189                  3,185
12/20/07
Washington Mutual Bank, 4.82%,                             1,314                  1,305
10/25/32
Washington Mutual Bank, Series                             4,390                  4,369
2003-AR10, Class A4, 4.08%, 10/25/33                                              -----

TOTAL CORPORATE BONDS                                                           227,469
                                                                                -------

FOREIGN BONDS  (0.8%)
British Telecom PLC, 7.88%,                                  700                    718
12/15/05
Deutsche Telekom International Finance,                      970                    976
 8.25%, 6/15/05
Korea Electric Power, 4.25%, 9/12/07                         880                    877
Telecom Italia Capital, 4.00%,                               700                    685
11/15/08                                                                            ---

TOTAL FOREIGN BONDS                                                               3,256
                                                                                  -----

MUNICIPAL BONDS  (0.3%)

OHIO  (0.3%)
State Economic Development Revenue,                        1,220                  1,199
Ohio Enterprise, Series 3, 4.05%, 3/1/11                                          -----
(e)
TOTAL MUNICIPAL BONDS                                                             1,199
                                                                                  -----

U.S. GOVERNMENT AGENCIES  (26.7%)
FANNIE MAE  (6.1%)
3.13%, 7/15/06                                             5,300                  5,265
2.63%, 11/15/06                                            4,300                  4,225
3.13%, 12/15/07 (g)                                        1,300                  1,273
4.65%, 12/25/12                                            4,830                  4,897
4.73%, 4/1/33 (d)                                          4,015                  4,041
5.21%, 9/1/34                                              4,444                  4,509
                                                                                  -----
                                                                                 24,210
                                                                                 ------

FEDERAL HOME LOAN BANK  (7.0%)
2.60%, 1/27/06 (d)                                         4,880                  4,865
1.88%, 6/15/06                                             3,860                  3,784
2.88%, 8/15/06 (g)                                         8,900                  8,808
2.38%, 10/2/06                                             4,900                  4,806
4.00%, 10/27/08                                            5,700                  5,661
                                                                                  -----
                                                                                 27,924
                                                                                 ------

FREDDIE MAC  (8.4%)
5.00%, 2/1/07                                                753                    765
2.85%, 2/23/07 (g)                                         7,000                  6,872
4.88%, 3/15/07 (g)                                         6,570                  6,693
3.50%, 12/15/10                                            6,190                  6,176
4.00%, 11/15/15                                            8,536                  8,540
4.02%, 3/1/34 (d)                                          4,496                  4,453
                                                                                  -----
                                                                                 33,499
                                                                                 ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (5.2%)
4.88%, 5/15/07                                             2,250                  2,291
3.75%, 8/15/07                                             4,000                  3,981
2.87%, 2/16/20                                             7,469                  7,253
3.27%, 1/16/23                                             3,375                  3,279
3.72%, 12/16/26                                            3,956                  3,876
                                                                                  -----
                                                                                 20,680
                                                                                 ------

TOTAL U.S. GOVERNMENT AGENCIES                                                  106,313
                                                                                -------

U.S. TREASURY OBLIGATIONS  (13.0%)
U.S. TREASURY NOTES  (13.0%)
2.00%, 5/15/06 (g)                                         8,750                  8,625
2.75%, 6/30/06 (g)                                         6,020                  5,972
2.38%, 8/15/06 (g)                                         7,530                  7,424
2.38%, 8/31/06 (g)                                         7,800                  7,685
2.50%, 10/31/06 (g)                                        4,000                  3,939
3.13%, 5/15/07 (g)                                         1,100                  1,089
3.00%, 11/15/07 (g)                                        7,000                  6,884
4.75%, 11/15/08 (g)                                       10,000                 10,315
                                                                                 ------
                                                                                 51,933
                                                                                 ------
TOTAL U.S. TREASURY OBLIGATIONS                                                  51,933
                                                                                 ------

MONEY MARKETS  (1.9%)

Dreyfus Cash Management Money                             73,848                     74
Market Fund
Federated Prime Value Obligations                      7,649,908                  7,650
Money Market Fund                                                                 -----

TOTAL MONEY MARKETS                                                               7,724
                                                                                  -----

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (21.1%)

Pool of various securities for Fifth Third Funds        $ 84,205                 84,205
                                                                                 ------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            84,205
                                                                                 ------

TOTAL (COST $486,260) +   -   120.9%                                           $482,099
                                                                               ========
------------

Percentages indicated are based on net assets of $398,673.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. GOVERNMENT BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
U.S. GOVERNMENT AGENCIES  (90.3%)
FANNIE MAE  (42.5%)
2.68%, 5/2/05 **                                           2,000                 $2,000
2.00%, 1/15/06                                             1,700                  1,683
5.50%, 5/2/06                                              1,000                  1,017
5.25%, 6/15/06                                             1,500                  1,525
6.25%, 1/25/08                                             1,992                  2,069
4.00%, 9/2/08                                              1,000                    993
4.00%, 12/15/08                                            2,000                  1,986
6.38%, 6/15/09                                             1,100                  1,191
6.63%, 9/15/09                                             1,000                  1,096
4.62%, 4/25/10                                               977                    986
4.40%, 12/25/12                                              943                    938
5.13%, 1/2/14                                              2,000                  2,040
4.25%, 10/25/16                                              245                    245
5.00%, 7/1/18                                              2,000                  2,016
5.50%, 6/1/33                                              2,000                  2,021
4.31%, 1/1/35                                              2,222                  2,214
3.99%, 3/25/40 (d)                                         1,925                  1,907
2.90%, 8/25/44 (d)                                         1,863                  1,864
                                                                                  -----
                                                                                 27,791
                                                                                 ------
FEDERAL FARM CREDIT BANK  (1.6%)
6.60%, 7/7/06                                              1,000                  1,034
                                                                                  -----

FEDERAL HOME LOAN BANK  (13.1%)
2.69%, 5/12/05 **                                          2,005                  2,003
2.50%, 3/15/06                                             3,150                  3,121
6.09%, 6/2/06                                              1,500                  1,538
4.06%, 8/25/09                                               874                    865
4.84%, 1/25/12                                               972                    984
                                                                                    ---
                                                                                  8,511
                                                                                  -----

FREDDIE MAC  (21.1%)
5.25%, 1/15/06                                             3,075                  3,112
2.75%, 3/15/08                                             1,450                  1,403
6.88%, 9/15/10                                             2,000                  2,245
5.88%, 3/21/11                                             1,000                  1,067
4.75%, 10/11/12                                            2,000                  1,996
4.50%, 11/15/12                                            1,000                  1,007
4.00%, 12/15/21                                              819                    816
3.41%, 11/15/32 (d)                                          261                    261
3.41%, 11/15/32 (d)                                          445                    444
5.00%, 12/15/32                                            1,034                    985
3.41%, 8/15/33 (d)                                           406                    406
                                                                                    ---
                                                                                 13,742
                                                                                 ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (10.2%)
3.59%, 11/16/17                                              485                    477
3.27%, 1/16/23                                               935                    908
4.50%, 12/16/25                                            2,000                  2,010
5.50%, 2/20/31                                             2,000                  2,075
5.50%, 12/20/32                                            1,000                  1,017
1.00%, 6/17/45                                             2,997                    190
                                                                                    ---
                                                                                  6,677
                                                                                  -----

TENNESSEE VALLEY AUTHORITY  (1.8%)
6.79%, 5/23/12                                             1,000                  1,142
                                                                                  -----
TOTAL U.S. GOVERNMENT AGENCIES                                                   58,897
                                                                                 ------

U.S. TREASURY OBLIGATIONS  (14.5%)
U.S. TREASURY INFLATION PROTECTED BONDS  (1.5%)
1.63%, 1/15/15                                             1,000                  1,007
                                                                                  -----
U.S. TREASURY NOTES  (13.0%)
5.50%, 2/15/08                                               800                    838
5.63%, 5/15/08                                             1,000                  1,054
3.59%, 4/5/09 **                                           2,000                  1,708
5.00%, 8/15/11                                             1,000                  1,056
4.21%, 12/6/11 **                                          2,000                  1,505
4.75%, 5/15/14                                             1,000                  1,042
4.81%, 6/6/15 **                                           2,000                  1,248
                                                                                  -----
                                                                                  8,451

TOTAL U.S. TREASURY OBLIGATIONS                                                   9,458
                                                                                  -----

MONEY MARKETS  (0.6%)
Dreyfus Government Cash Management                        27,853                     28
Money Market Fund
Federated Government Obligations                         340,455                    340
Money Market Fund                                                                   ---

TOTAL MONEY MARKETS                                                                 368
                                                                                    ---


TOTAL (COST $68,712) +   -   105.4%                                             $68,723
                                                                                =======
------------

Percentages indicated are based on net assets of $65,213.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                   VALUE
MUNICIPAL BONDS  (101.8%)
ARIZONA  (3.9%)
Greater Arizona Development Authority,                     1,070                 $1,180
6.00%, 8/1/13, (Callable 8/1/08 @ 102)
Sedona, Excise Tax Revenue, 4.00%,                         1,000                  1,003
7/1/17, (Callable 7/1/15 @ 100)                                                   -----

                                                                                  2,183
                                                                                  -----

CALIFORNIA  (6.9%)
Cal Poly Pomona Foundation, Inc.,                            265                    295
5.50%, 2/1/20, (Callable 2/1/11 @ 101)
Imperial Community College District,                       1,000                  1,066
5.00%, 8/1/26, (Callable 8/1/15 @ 100)
La Canada University School District,                      1,000                  1,120
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)
Placentia -Yorba Linda Union School                        1,000                  1,114
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)
Sacramento County Sanitation Financing                       250                    284
 Authority, 6.00%, 12/1/15, (Callable                                               ---
12/1/10 @ 101)
                                                                                  3,879
                                                                                  -----

COLORADO  (11.8%)
Boulder Sales and Use Tax, Series A,                       2,000                  2,269
6.00%, 12/15/18, (Callable 12/15/09 @
101)
Denver City & County Airport Revenue,                      1,020                  1,077
 5.00%, 11/15/08
Douglas County School District No.1,                       1,000                  1,157
GO, 5.75%, 12/15/21, (Callable 12/15/14
@ 100)
E-470 Public Highway Authority                             1,000                  1,071
Revenue, Series C, 6.00%, 9/1/07
University of Colorado, Enterprise                         1,000                  1,066
System, 5.00%, 6/1/25, (Callable 6/1/15                                           -----
@ 100)
                                                                                  6,640
                                                                                  -----

IDAHO  (2.0%)
University of Idaho, 5.00%, 4/1/18,                        1,055                  1,149
(Callable 4/1/15 @ 100)                                                           -----

ILLINOIS  (7.5%)
Chicago Metropolitan Water                                   500                    628
Reclamation District-Greater Chicago,
Capital Improvements, GO, 7.25%,
12/1/12
Chicago Single Family Mortgage                               230                    230
Revenue, Series A, (AMT), 4.70%,
10/1/17, (Callable 4/1/09 @ 102)

Development Finance Authority, 6.38%,                      1,700                  1,981
 1/1/17, (Callable 1/1/11 @ 100)
State GO, 5.88%, 10/1/17, (Callable                          300                    334
1/1/09 @ 100)
State Sales Tax Revenue, 5.00%,                            1,000                  1,060
6/15/08                                                                           -----
                                                                                  4,233
                                                                                  -----

IOWA  (4.3%)
Finance Authority, Private College                         2,055                  2,436
Revenue, Drake University Project,                                                -----
6.50%, 12/1/11

KANSAS  (1.9%)
Sedgwick & Shawnee Counties, Single                        1,000                  1,079
Family Revenue, Series A, (AMT),                                                  -----
3.00%, 12/1/27, (Callable 12/1/14 @
101)

KENTUCKY  (1.4%)
Fayette County School District Finance                       205                    210
Corp., 3.75%, 4/1/11
Fayette County School District Finance                       570                    589
Corp., 4.00%, 4/1/13                                                                ---

                                                                                    799
                                                                                    ---
MICHIGAN  (19.7%)
Frankenmuth School District, 5.75%,                          650                    728
5/1/20, (Callable 5/1/10 @ 100)
Grand Ledge Public School District,                        1,200                  1,286
5.00%, 5/1/22, (Callable 5/1/15 @ 100)
Higher Education Student Loan                              1,000                  1,055
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Hospital Financial Authority Revenue,                      1,200                  1,200
Crittenton Hospital, Series A, 3.05%,
3/1/14 (d)
Kent Spectrum Health, Series A, 5.50%,                     2,125                  2,326
 1/15/13, (Callable 7/15/11 @ 101)
State Hospital Financial Authority                           500                    529
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13
Strategic Fund, Fleet Engineers Project,                     400                    400
(AMT), 3.15%, 9/1/09 (d)
Strategic Fund, Hope Network Project,                      1,000                  1,067
Series B, 5.13%, 9/1/13, (Callable 9/1/08
@ 102)
Strategic Fund, Limited Obligation                           500                    500
Revenue, Cayman Chemical Company
Project, (AMT), 3.13%, 6/1/28, (Callable
6/1/05 @ 100) (d)
University of Michigan Hospital                            2,000                  2,000
Revenue, Series A, 3.05%, 12/1/19 (d)                                             -----

                                                                                 11,091
                                                                                 ------

MINNESOTA  (3.7%)
Becker Independent School District No.                     1,000                  1,119
726, 6.00%, 2/1/21, (Callable 2/1/10 @
100)
State Housing Finance Agency, 3.40%,                       1,000                    956
7/1/12                                                                              ---

                                                                                  2,075
                                                                                  -----

MISSOURI  (4.8%)
Greene County School District, 6.20%,                      2,400                  2,709
3/1/18, (Callable 3/1/10 @ 100)                                                   -----


NEBRASKA  (3.0%)
Omaha Series A, GO, 6.50%, 12/1/13                         1,365                  1,667
                                                                                  -----
NEW MEXICO  (1.9%)
Mortgage Financial Authority, Single                       1,000                  1,082
Family Mortgage, (AMT), 3.50%,                                                    -----
7/1/36

NEW YORK  (7.2%)
Environmental Facilties Corp., Solid                         500                    497
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
New York City Transitional Financial                       2,200                  2,498
Authority, 5.75%, 11/15/16, (Callable
5/15/10 @ 101)
Thruway Authority, Series 1997 B,                          1,000                  1,056
6.00%, 4/1/07                                                                     -----

                                                                                  4,051
                                                                                  -----

NORTH DAKOTA  (2.1%)
State Water Commission, 4.25%,                             1,130                  1,181
8/1/15                                                                            -----

OKLAHOMA  (1.9%)
Tulsa International Airport (AMT),                         1,000                  1,081
5.50%, 6/1/10                                                                     -----

OREGON  (1.9%)
Sunrise Water Authority Revenue,                           1,000                  1,091
5.25%, 3/1/24, (Callable 3/1/14 @ 100)                                            -----


PENNSYLVANIA  (8.4%)
Chester County, Industrial Development                     2,500                  2,500
Authority Revenue, Archdiocese of
Philadelphia, 3.08%, 7/1/31 (d)
Higher Educational Facilities Authority                      500                    518
Revenue, Health System, Series A,
5.00%, 8/15/07
Higher Educational Facilities Authority,                     470                    461
Widener University, 4.10%, 7/15/16,
(Callable 7/15/15 @ 100)
Lehigh Northampton Airport Authority,                      1,175                  1,231
5.00%, 1/1/19, (Callable 1/1/15 @ 100)                                            -----

                                                                                  4,710
                                                                                  -----

PUERTO RICO  (2.0%)
Public Building Authority Revenue,                         1,000                  1,108
Series I, 5.50%, 7/1/23, (Callable 7/1/14                                         -----
@ 100)

SOUTH CAROLINA  (0.9%)
State, 4.00%, 3/1/16, (Callable 3/1/15                       500                    506
@ 100)                                                                              ---


TENNESSEE  (1.0%)
Housing Development Agency,                                  555                    567
Mortgage Finance, Series C, (AMT),                                                  ---
5.95%, 7/1/09, (Callable 7/1/05 @ 102)


TEXAS  (3.6%)
McKinney Independent School District,                      1,000                  1,094
5.25%, 2/15/20, (Callable 2/15/15 @
100)

Travis County GO, 5.75%, 3/1/17,                             815                    912
(Callable 3/1/10 @ 100)                                                             ---

                                                                                  2,006
                                                                                  -----

TOTAL MUNICIPAL BONDS                                                            57,323
                                                                                 ------

MONEY MARKETS  (1.2%)

AIM Tax Free Money Market Fund                               100                     -#
Dreyfus Tax Exempt Money Market                              280                     -#
Fund
Goldman Sachs Financial Tax Free                           6,100                      6
Money Market Fund
Merrill Lynch Institutional Tax Exempt                   649,242                    650
                                                                                    ---
Fund
TOTAL MONEY MARKETS                                                                 656
                                                                                    ---


TOTAL (COST $54,914) +   -   103.0%                                             $57,979
                                                                                =======
------------

Percentages indicated are based on net assets of $56,315.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                       SHARES                     VALUE
                                                    ------------                -------
MUNICIPAL BONDS  (101.4%)
ALABAMA  (2.5%)
Mobile County, Refunding &                                 3,080                $ 3,439
Improvements Warrants, 5.25%, 8/1/17,
(Callable 8/1/14 @ 100)
Public School & College Authority                          2,050                  2,111
Revenue, 5.25%, 8/1/06                                                            -----
                                                                                  5,550
                                                                                  -----

ALASKA  (0.3%)
State Housing Finance Corp., Housing                         745                    726
Development, Series A (AMT), 2.35%,                                                 ---
12/1/07

ARIZONA  (8.0%)
Glendale Water & Sewer Revenue,                            1,290                  1,323
5.00%, 7/1/06
Glendale Water & Sewer Revenue,                            1,040                  1,087
5.00%, 7/1/07
Mesa Street & Highway Revenue,                             1,000                  1,182
6.25%, 7/1/12
Mesa Street & Highway Revenue,                             1,000                  1,169
6.25%, 7/1/13, (Prerefunded 7/1/11 @
100)
Mesa Street & Highway Revenue,                             1,000                  1,099
5.00%, 7/1/14, (Prerefunded 7/1/11 @
100)
Phoenix Civic Improvement Corp.                            1,405                  1,543
Excise Tax Revenue, 5.00%, 7/1/11
Pima County Community College                                670                    700
District Revenue, 5.00%, 7/1/07
Pima County University School District,                    1,050                  1,162
 No. 012 Sunnyside, GO, 5.75%, 7/1/12,
(Prerefunded 7/1/09 @ 100)
Pima County, Improvement, GO,                              2,000                  2,051
5.00%, 7/1/06
Sedona, Excise Tax Revenue, 4.00%,                         1,175                  1,179
7/1/17, (7/1/15 @ 100)
Tempe Performing Arts Center, Excise                       2,420                  2,697
Tax Revenue, 5.25%, 7/1/17, (Callable
7/1/14 @ 100)
Tucson Street & Highway, User                              2,000                  2,461
Revenue, Junior Lien, Series 1994-E,                                              -----
6.75%, 7/1/13
                                                                                 17,653
                                                                                 ------

CALIFORNIA  (3.3%)
Imperial Community College District,                         910                    970
5.00%, 8/1/26, (Callable 8/1/15 @100)
La Canada Unified School District,                         1,400                  1,566
Election 2004, Series A, GO, 5.38%,
8/1/21, (Callable 8/1/14 @ 100)
La Canada University School District,                        375                    420
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @100)

Orange County, Series A, Refunding                         3,000                  3,419
Recovery, 6.00%, 6/1/10
Placentia -Yorba Linda Union School                          775                    864
District, Series B, GO, 5.38%, 8/1/22,                                              ---
(Callable 8/1/14 @100)
                                                                                  7,239
                                                                                  -----

COLORADO  (7.5%)
Denver City & County Airport Revenue,                      2,500                  2,578
 Series A, (AMT), 5.25%, 11/15/06
Denver City & County Airport Revenue,                      1,000                  1,056
 Series B, (AMT), 5.50%, 11/15/07
Denver City & County Airport Revenue,                      1,000                  1,032
 Series D, (AMT), 5.00%, 11/15/06
Denver City & County Airport Revenue,                      2,655                  2,772
 Series D, (AMT), 5.00%, 11/15/07
Douglas County School District No.1,                       1,500                  1,735
GO, 5.75%, 12/15/21, (Callable 12/15/14
@100)
El Paso County School District No.                         1,150                  1,339
038, GO, 6.38%, 12/1/16, (Prerefunded
12/1/10 @ 100)
El Paso County School District No.                         1,005                  1,170
038, GO, 6.38%, 12/1/18, (Prerefunded
12/1/10 @ 100)
Housing & Finance Authority, Single                            5                      5
Family Program, Series C-3, 4.70%,
10/1/22, (Callable 10/1/09 @ 102)
Larimer County School District No. R1,                     2,000                  2,208
 GO, 5.50%, 12/15/09
Regional Transportation District, 2.30%,                   1,000                    986
 12/1/22
Summitt County School District No.                         1,465                  1,679
RE1, GO, 5.75%, 12/1/12, (Callable
12/1/11 @ 100)                                                                   ------
                                                                                 16,560

CONNECTICUT  (0.8%)
New Haven, Series B, GO, 5.75%,                            1,500                  1,667
11/1/09                                                                           -----

DISTRICT OF COLUMBIA  (2.4%)
Metropolitan Airport Authority System,                     1,000                  1,028
Refunding, Series C (AMT), 5.00%,
10/1/06
Metropolitan Washington D. C.                              4,175                  4,222
Airports, Series B, (AMT), 5.50%,                                                 -----
10/1/05
                                                                                  5,250
                                                                                  -----

FLORIDA  (1.0%)
Lakeland Electric & Water Revenue,                         2,000                  2,142
ETM, 5.90%, 10/1/07                                                               -----

HAWAII  (1.5%)
Airport Systems Revenue, Series B                          2,000                  2,397
(AMT), 8.00%, 7/1/10
Highway Revenue, 5.50%, 7/1/10                               765                    852
                                                                                    ---
                                                                                  3,249
                                                                                  -----

ILLINOIS  (4.3%)
Chicago Metropolitan Water                                 3,000                  3,359
Reclamation District, Capital
Improvement, ETM, GO, 5.50%,
12/1/10
Chicago Metropolitan Water                                 1,000                  1,013
Reclamation District, Series B, GO,
5.00%, 12/1/05
Development Financial Authority                              125                    128
Revenue, DePaul University, Series C,
5.00%, 10/1/06
Development Financial Authority                              200                    208
Revenue, DePaul University, Series C,
5.00%, 10/1/07
Development Financial Authority                            1,470                  1,713
Revenue, Elmhurst Community School,
6.38%, 1/1/16, (Callable 1/1/11 @ 100)
Educational Facilities Authority, Art                      1,000                  1,006
Institute, 4.13%, 3/1/30
Financial Authority Gas Supply                             1,000                  1,016
Revenue, Peoples Gas Light & Coke Co.,
 4.30%, 6/1/35
State, GO, 5.25%, 2/1/09                                   1,000                  1,078
                                                                                  -----
                                                                                  9,521
                                                                                  -----

INDIANA  (5.3%)
Fort Wayne International Airport                           1,615                  1,707
Building Corp. Revenue, (AMT), 5.00%,
7/1/12
Fort Wayne International Airport                           1,695                  1,789
Building Corp. Revenue, (AMT), 5.00%,
7/1/13
Michigan City Independent School                           1,400                  1,506
Building Corp., 5.00%, 7/5/09
Municipal Power Supply Agency                              2,000                  2,235
System Revenue, Series B, 5.88%,
1/1/10
Municipal Power Supply Agency                              3,000                  3,495
System Revenue, Series B, 6.00%,
1/1/13
Tippecanoe County Independent                              1,000                  1,027
Elementary School Building Corp.,                                                 -----
5.10%, 7/15/06
                                                                                 11,759
                                                                                 ------

IOWA  (0.1%)
Iowa State University, Science &                             140                    143
Technology Revenue, 3.75%, 7/1/10                                                   ---

KENTUCKY  (0.1%)
Housing Corp., 3.45%, 1/1/10                                 275                    277
                                                                                    ---
MAINE  (1.0%)
Housing Authority Management                               2,190                  2,182
Provider, Series F-2 (AMT), 2.55%,                                                -----
11/15/05

MASSACHUSETTS  (0.7%)
State Development Finance Agency                           1,525                  1,506
Revenue, Chelsea Homes, (AMT), 2.90%,                                             -----
12/15/06

MICHIGAN  (22.6%)
Battle Creek Downtown Development                          2,215                  2,350
Authority, 6.00%, 5/1/07

Building Authority Revenue, Police                           350                    398
Communications, 5.50%, 10/1/12
Certificate of Participation, Series A,                    2,000                  2,169
5.00%, 9/1/31
Charlotte Public School District, 4.25%,                     530                    559
 5/1/13
Comprehensive Transportation, 5.50%,                         950                  1,066
5/15/11
Detroit, GO, (AMT), 5.50%, 4/1/08                          1,195                  1,273
Grand Ledge Public School District,                          620                    664
5.00%, 5/1/22, (Callable 5/1/15 @ 100)
Grand Rapids & Kent County Joint                             565                    611
Building Authority, GO, 5.50%,
10/1/08
Grand Rapids Water Supply, 5.00%,                          1,000                  1,053
1/1/08
Higher Education Facilites Authority                         765                    809
Revenue, Kalamazoo College Project,
5.25%, 12/1/07
Higher Education Facilities Authority                        250                    258
Revenue, Hope College Project, 4.50%,
10/1/07
Higher Education Facilities Authority                        590                    611
Revenue, Hope College Project, 4.80%,
10/1/10, (Callable 10/1/09 @ 100)
Higher Education Facilities Authority,                       200                    209
Hope College Project, 4.70%, 10/1/09
Higher Education Student Loan                              3,885                  4,050
Authority Revenue, Series XII-Q, (AMT),
 5.05%, 9/1/08
Higher Education Student Loan                              1,000                  1,045
Authority Revenue, Series XII-W (AMT),
 4.60%, 9/1/08
Higher Education Student Loan                              1,800                  1,900
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Higher Education Student Loan                              4,225                  4,443
Authority Revenue, Series XII-W,
(AMT), 5.20%, 9/1/08
Higher Education Student Loan                              1,000                  1,009
Authority Revenue, Series XVII-I,
(AMT), 3.95%, 3/1/11
Hospital Finance Authority, 4.35%,                           500                    512
3/1/09
Hospital Financial Authority Revenue,                        800                    800
Crittenton Hospital, Series A, 3.05%,
3/1/14 (d)
Hospital Financial Authority Revenue,                      1,125                  1,198
Edward W. Sparrow Group, 5.25%,
11/15/08
Hospital Financial Authority Revenue,                      1,165                  1,255
Edward W. Sparrow Hospital, 5.25%,
11/15/09
Hospital Financial Authority Revenue,                        505                    541
Holland Community Hospital, Series A,
5.00%, 1/1/15, (Callable 1/1/14 @ 100)
Kalamazoo Hospital Finance Authority,                      2,000                  2,049
Refunding & Improvement, Bronson
Methodist Hospital, 5.35%, 5/15/06
Kent Hospital Financial Authority,                         1,075                  1,140
Revenue, Spectrum Health, Series A,
5.25%, 1/15/09
Mattawan Consolidated School District,                       260                    264
3.50%, 5/1/11
Mattawan Consolidated School District,                       555                    559
3.50%, 5/1/12
Montague Public School District, GO,                       1,005                  1,127
5.50%, 5/1/12, (Callable 11/1/11 @
100)
Muskegon Water System, Series A,                             340                    370
5.25%, 11/1/09
State Hospital Financial Authority                         1,005                  1,064
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13
State Housing Development Authority,                         320                    323
Multi-Family Revenue, 4.15%, 4/20/11
State Housing Development Authority,                         175                    177
Multi-Family Revenue, 4.40%, 4/20/13
Strategic Fund, Limited Obligation                         1,000                  1,045
Revenue, Hope Network Project, Series B,
 4.80%, 9/1/08
Strategic Fund, Limited Obligation                         1,415                  1,400
Revenue, International Project, 3.00%,
8/1/07
Strategic Fund, Limited Obligation                         2,240                  2,362
Revenue, International Project, 4.75%,
8/1/11
Strategic Fund, Limited Obligation                           820                    877
Revenue, International Project, 5.00%,
8/1/13
Strategic Fund, Limited Obligation                         1,200                  1,200
Revenue, Midwest Kellering Co. Project,
(AMT), 3.15%, 6/1/19 (d)
Strategic Fund, Limited Obligation                           700                    700
Revenue, Production Engineering Project,
(AMT), 3.13%, 6/1/13 (d)
Strategic Fund, Limited Obligation                         1,000                    998
Revenue, Solid Waste Disposal, 3.15%,
12/1/13
Trunk Line Fund, 3.00%, 9/1/09                               150                    150
Trunk Line, Series A, 5.25%, 11/1/13                         600                    674
University of Michigan Hospital                            4,130                  4,417
Revenue, 5.00%, 12/1/08                                                           -----
                                                                                 49,679
                                                                                 ------

MINNESOTA  (2.7%)
Elk River, Independent School District                     2,985                  3,009
No. 728, Series C, 4.00%, 2/1/17
Housing Finance Agency, 4.55%,                             1,335                  1,355
7/1/12, (Callable 7/1/11 @ 100)
Minneapolis Special School District No.                    1,095                  1,142
 001, 4.00%, 2/1/11
State Housing Finance Agency, 3.40%,                         385                    368
7/1/12                                                                              ---
                                                                                  5,874
                                                                                  -----
MISSISSIPPI  (0.2%)
Series A, GO, 5.25%, 12/1/07                                 500                    529
                                                                                    ---

MISSOURI  (3.4%)

Clarence Cannon Wholesale Water                              485                    501
Commission, 4.00%, 5/15/14
Clay County Public School District No.                     2,000                  2,261
53, Liberty Direct Deposit Program, GO,
6.25%, 3/1/17, (Callable 3/1/10 @ 100)
Health & Education Facilities Authority                      335                    351
Revenue, Lake of the Ozarks General
Hospital, 6.50%, 2/15/21, (Prerefunded
2/15/06 @ 102)
State Regal Convention & Sports                            3,880                  4,335
Complex Authority, 5.25%, 8/15/12                                                 -----
                                                                                  7,448
                                                                                  -----

NEBRASKA  (0.4%)
Investment Financial Authority, Single                       400                    400
Family Housing Revenue, Series D,
(AMT), 4.10%, 9/1/10
Investment Financial Authority, Single                       560                    564
Family Housing Revenue, Series D,                                                   ---
(AMT), 4.25%, 9/1/11                                                                964
                                                                                    ---

NEVADA  (1.7%)
Clark County, GO, 5.00%, 11/1/16                           3,090                  3,379
Douglas County, Solid Waste Disposal,                        100                    100
3.00%, 12/1/06
Douglas County, Solid Waste Disposal,                        100                    100
3.00%, 12/1/07
Douglas County, Solid Waste Disposal,                        100                    101
3.50%, 12/1/08
Douglas County, Solid Waste Disposal,                        100                    102
3.75%, 12/1/09                                                                      ---
                                                                                  3,782
                                                                                  -----

NEW JERSEY  (2.5%)
Ocean County Utilities Authority,                          2,500                  2,632
Wastewater, Refunding, 6.00%, 1/1/07
Turnpike Authority Revenue, Series A,                      2,500                  2,921
6.00%, 1/1/13                                                                     -----
                                                                                  5,553
                                                                                  -----

NEW MEXICO  (0.7%)
Mortgage Financial Authority, Single                       1,000                  1,083
Family Mortgage, (AMT), 3.50%,
7/1/36
Taos County Gross Receipts Tax                               565                    546
Revenue, County Educational                                                         ---
Improvements, 3.88%, 10/1/11
                                                                                  1,629
                                                                                  -----

NEW YORK  (0.9%)
Environmental Facilties Corp., Solid                       2,000                  1,986
                                                                                  -----
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
NORTH DAKOTA  (0.1%)
State Water Commission, 4.00%,                               220                    227
8/1/14                                                                              ---

OHIO  (0.9%)
Gateway Economic Development Corp.,                        1,000                  1,008
Greater Cleveland Excise Tax Revenue,
Senior Lien, (AMT), 5.13%, 9/1/05
State Higher Education Facility                              500                    511

Revenue, John Carroll University, 4.00%,
 11/15/09
Summit County, GO, 6.00%, 12/1/09                            400                    447
                                                                                    ---
                                                                                  1,966
                                                                                  -----

OREGON  (1.0%)
Washington County Sewer Agency                             2,000                  2,303
Revenue, Series A, 5.75%, 10/1/12                                                 -----

PENNSYLVANIA  (5.1%)
Allegheny County Sanitation Authority,                       575                    589
4.00%, 12/1/15
Chartiers Valley Joint School, ETM,                        4,110                  4,359
6.15%, 3/1/07
Chichester School District, 4.00%,                           805                    834
3/15/13
Chichester School District, 4.25%,                           640                    670
3/15/15
Clarion County, Industrial Development                     2,000                  1,995
Authority, Water Facilities Revenue,
(AMT), 3.60%, 12/1/32
Higher Educational Facilities Authority,                     250                    244
Widener University, 3.60%, 7/15/11
Higher Educational Facilities Authority,                     405                    401
Widener University, 3.75%, 7/15/12
Higher Educational Facilities Authority,                     430                    425
Widener University, 3.85%, 7/15/13
Higher Educational Facilities Authority,                     490                    485
Widener University, 4.00%, 7/15/14
Housing Finance Agency, 4.50%,                             1,195                  1,202
10/1/09                                                                           -----
                                                                                 11,204
                                                                                 ------

PUERTO RICO  (4.7%)
Commonwealth, Refunding Series A,                          3,000                  3,239
5.00%, 7/1/30
Public Building Authority Revenue,                         2,000                  2,215
Series I, 5.50%, 7/1/23, (Callable 7/1/14
@ 100)
Public Buildings Authority Revenue,                        2,000                  2,050
Refunding, Government Facilities, Series
K, 4.50%, 7/1/22
Public Finance Corp., Commonwealth                         2,500                  2,778
Appropriations, Series A, 5.75%, 8/1/27                                           -----
                                                                                 10,282
                                                                                 ------

RHODE ISLAND  (1.3%)
Depositors Economic Protection Corp.,                      2,535                  2,911
Series A, ETM, 5.88%, 8/1/11                                                      -----

SOUTH CAROLINA  (0.5%)
Anderson County School District No.                          890                  1,010
002, Series B, GO, 6.00%, 3/1/13,                                                 -----
(Callable 3/1/10 @ 101)


TENNESSEE  (3.1%)
Housing Development Agency, Series A,                      1,100                  1,112
 4.00%, 7/1/10
Metropolitan Nashville Airport                             2,570                  2,739
Authority Revenue, (AMT), 5.38%,
7/1/14, (Callable 7/1/08 @ 102)
Shelby County, Health Educational &                        1,795                  1,880
Housing Facilities Board, Revenue,
5.00%, 9/1/24 (e)

Shelby County, Health Educational &                        1,000                  1,011
Housing Facilities Board, Revenue R,                                              -----
4.00%, 9/1/06 (e)
                                                                                  6,742
                                                                                  -----
TEXAS  (3.0%)
Cypress-Fairbanks Independent School                       1,500                  1,620
District, 5.00%, 2/15/22
Dallas Waterworks & Sewer Systems                          1,000                  1,084
Revenue, 5.25%, 10/1/09
Hidalgo County Health Services,                              250                    251
Mission Hospital, Inc. Project, 4.00%,
8/15/06
Huffman Independent School District,                         100                    103
GO, 7.00%, 2/15/06
Huffman Independent School District,                         160                    171
GO, 7.00%, 2/15/07
McKinney Independent School District,                      1,000                  1,094
5.25%, 2/15/20, (Callable 2/15/15 @ 100)
Municipal Power Agency Revenue,                              500                    506
4.00%, 9/1/12
Series A, GO, 6.00%, 10/1/08                               1,600                  1,757
                                                                                  -----
                                                                                  6,586
                                                                                  -----

UTAH  (0.7%)
Housing Corp., Single Family Mortgage                        680                    665
 Revenue, Series A, Class I, (AMT),
2.00%, 7/1/06
Housing Corp., Single Family Mortgage                        880                    860
 Revenue, Series A, Class I, (AMT),                                                 ---
2.35%, 7/1/07
                                                                                  1,525
                                                                                 ------

VIRGINIA  (1.7%)
Public Building Authority, 4.00%,                          1,540                  1,571
8/1/15
Richmond, GO, 5.38%, 7/15/13,                              2,000                  2,236
(Callable 7/15/11 @ 101)
                                                                                  -----
                                                                                  3,807
                                                                                  -----

WASHINGTON  (5.4%)
Energy Northwest, Electric Revenue,                        4,040                  4,442
Columbia General Station, Series F,
5.25%, 7/1/16
Grant County Public Utility District No.                   2,485                  2,701
 002, Electric Revenue, 5.00%, 1/1/11
King County School District No. 415,                       2,000                  2,244
Kent, Series A, GO, 5.55%, 12/1/11
Motor Vehicle Fuel Tax, R-92D, 6.25%,                      1,000                  1,074
 9/1/07
Port Tacoma, Series A, GO, (AMT),                          1,010                  1,054
4.90%, 12/1/07
Yakima County, GO, 5.25%, 12/1/16,                           425                    465
(Callable 12/1/12 @ 100)                                                            ---
                                                                                 11,980
                                                                                 ------

TOTAL MUNICIPAL BONDS                                                           223,411
                                                                                -------

MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                               100                     -#
Dreyfus Tax Exempt Money Market                              112                     -#
Fund
Goldman Sachs Financial Tax Free                             100                     -#

Money Market Fund
Merrill Lynch Institutional Tax Exempt                   224,621                    225
Fund                                                                                ---

TOTAL MONEY MARKETS                                                                 225
                                                                                    ---


TOTAL (COST $215,086)+   -   101.5%                                            $223,636
                                                                               ========
------------

Percentages indicated are based on net assets of $220,250.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
MUNICIPAL BONDS  (95.3%)
OHIO  (92.7%)
Akron Bath Copley Joint Township                           1,000                 $1,084
  Hospital District, Summa Health System
  Revenue, Series A, 5.25%, 11/15/16,
  (Callable 11/15/14 @ 100)
Akron, GO, 5.50%, 12/1/07                                  2,000                  2,129
American Municipal Power - Ohio, Inc.,                     1,825                  2,012
  5.25%, 1/1/11
Beavercreek Local School District,                         1,500                  1,860
  6.60%, 12/1/15
Berea, GO, 5.13%, 12/1/13                                  1,215                  1,293
Building Authority, 5.25%, 10/1/10,                        2,410                  2,616
  (Callable 4/1/09 @ 101)
Butler County Hospital Facilities                          2,000                  1,984
  Revenue, 4.75%, 11/15/18, (Callable
  11/15/08 @ 101)
Butler County Transportation                               2,000                  2,192
  Improvement District,  Series A, 6.00%,
  4/1/12, (Callable 4/1/08 @ 102)
Cincinnati City School District,                           3,000                  3,367
  Classroom Facilities Construction &
  Improvements, 5.25%, 12/1/14, (Callable
  12/1/13 @ 100)
Cleveland Public Power System                              4,900                  5,158
  Revenue, 5.25%, 11/15/16, (Callable
  11/15/06 @ 102)
Cleveland Stadium Project, 5.25%,                          4,110                  4,407
  11/15/11, (Callable 11/15/07 @ 102)
Cleveland, GO, 5.25%, 12/1/17                              1,125                  1,255
Cleveland, Non Tax Revenue, Cleveland                      1,225                  1,349
  Stadium Project, 5.00%, 12/1/15
Cleveland-Cuyahoga County, Port                            1,100                  1,126
  Authority Revenue, Dev-Rita Project,
  4.00%, 11/15/10
Columbus Sewer Revenue, 5.00%,                             2,000                  2,047
  6/1/06
Columbus, Refunding, Police/Fireman                        1,000                  1,063
  Disability, 5.00%, 7/15/14
Columbus, Series 2, GO, 6.00%,                             4,090                  4,357
  6/15/07
Cuyahoga County Hospital Revenue,                          2,245                  2,427
  5.50%, 2/15/09
Cuyahoga County Jail Facilities, GO,                       3,000                  3,375
  5.25%, 10/1/13
Dayton-Montgomery County Port                              1,090                  1,116
  Authority, Development-Parking Garage
  Project, Series A, 5.00%, 11/15/17
Economic Development Revenue,                                415                    413
  3.50%, 12/1/07
Economic Development Revenue,                                815                    834
  4.40%, 12/1/12
Erie County Hospital  Facilities                             400                    415
  Revenue, 5.00%, 8/15/08
Erie County Hospital Facilities Revenue,                     250                    272
  5.50%, 8/15/12
Euclid City School District, GO, 5.13%,                    1,500                  1,551
  12/1/11, (Callable 12/1/05 @ 102)
Franklin County Development Revenue,                       2,270                  2,465
  5.50%, 10/1/12, (Callable 10/1/09 @
  101)
Franklin County, Online Computer                           2,270                  2,413
  Library Center, 5.00%, 4/15/10
Greater Cleveland Regional Transit                         1,455                  1,587
  Authority, 5.38%, 12/1/11, (Callable
  12/1/08 @ 101)
Hamilton County Hospital Facilities                        1,000                  1,068
  Revenue, 5.20%, 12/1/13, (Callable
  12/1/07 @ 101)
Hamilton County Hospital Facilities                        1,510                  1,606
  Revenue, Cincinnati Childrens Hospital,
  Series J, 4.50%, 5/15/14
Hamilton County Hospital Facilities,                       2,670                  2,899
  Revenue, 5.25%, 5/15/11, (Callable
  11/15/08 @ 101)
Hamilton County Sewer System                               1,000                  1,038
  Revenue, Series A, 5.60%, 12/1/08,
  (Callable 12/1/05 @ 102)
Higher Education, Capital Facilities                       2,000                  2,203
  Revenue, 5.50%, 12/1/09
Higher Education, Capital Facilities                       4,695                  5,000
  Revenue, Series II-A, 5.50%, 12/1/07
Higher Education, Capital Facilities                       2,000                  2,134
  Revenue, Series II-A, 5.00%, 12/1/08
Higher Education, Case Western                             6,500                  7,773
  Reserve, 6.25%, 7/1/14
Higher Education, Dennison University                      1,000                  1,127
  Project, 5.50%, 11/1/12, (Callable
  11/1/11@ 101)
Higher Education, John Carroll                             1,435                  1,584
  University, 5.25%, 11/15/14, (Callable
  11/15/13 @ 100)
Higher Education, John Carroll                             1,490                  1,639
  University, 5.25%, 11/15/15, (Callable
  11/15/13 @ 100)
Hilliard School District, 5.50%,                           2,780                  3,013
  12/1/08
Housing Authority, 4.63%, 9/1/31,                          1,620                  1,643
  (Callable 1/1/11 @ 100)
Housing Finance Agency, (AMT),                               370                    373
  3.95%, 9/1/08
Housing Finance Agency, (AMT),                               625                    626
  4.15%, 9/1/09
Housing Finance Agency, (AMT),                               235                    236
  4.35%, 9/1/10
Housing Finance Agency, (AMT),                               785                    760
  3.65%, 9/1/11
Housing Finance Agency, (AMT),                               240                    244
  4.55%, 9/1/11
Housing Finance Agency, (AMT),                             1,180                  1,172
  3.30%, 9/1/30
Knox County Hospital Facilities                            1,150                  1,194
  Revenue, 4.70%, 6/1/08
Knox County Hospital Facilities                            6,250                  6,724
  Revenue, 5.00%, 6/1/12
Lucas County, 6.65%, 12/1/12                                 145                    145
Mental Health Capital Facilities, Series                   2,135                  2,357
  II-A, 5.00%, 6/1/13
Montgomery County Catholic Health                          2,750                  3,081
  Initiatives, Series A, 6.00%, 12/1/26
Montgomery County Solid Waste                              3,000                  3,100
  Revenue, 5.40%, 11/1/08, (Callable
  11/1/05 @ 102)
Municipal Electric Generation Agency,                      3,675                  4,053
  Refunding, Joint Venture, 5-CTFS Ben
  Int, 5.00%, 2/15/14
North Olmstead, 6.20%, 12/1/11                             3,000                  3,491
Penta Career Center, 5.00%, 4/1/10                         1,330                  1,442
Revenue, Major New State Infrastructure,                   1,500                  1,537
  Series 1, 5.00%, 6/15/06
Sidney Construction, 4.90%, 11/1/07                          625                    626
Solid Waste Revenue, 4.85%, 11/1/22                        3,000                  3,076
State Building Authority, Refunding,                       1,230                  1,359
  State Facilities-Administration Building
  Fund, Series A, 5.00%, 4/1/13
State Infrastructure Improvements, GO,                     1,000                  1,101
  Series B, 5.00%, 3/1/19
State Schools, 5.00%, 6/15/13                              1,000                  1,106
State Solid Waste Revenue, Refunding,                      3,470                  3,432
  Republic Services Project, 4.25%,
  4/1/33
State, GO, 6.65%, 9/1/09                                   1,000                  1,075
Toledo-Lucas County, Port Authority                        1,110                  1,156
  Special Assessment Revenue, Crocker
  Park Public Improvement Project, 5.00%,
  12/1/09
Toledo-Lucas County, Port Authority                        1,155                  1,200
  Special Assessment Revenue, Crocker
  Park Public Improvements Project,
  5.00%, 12/1/08
University of Cincinnati, 5.00%,                             300                    325
  6/1/10
University of Cincinnati, GO, 5.50%,                       2,000                  2,190
  6/1/09
Water Development Authority, Pollution                     1,000                  1,066
  Control Facilities Revenue, 5.25%,                                              -----
  12/1/08, (Callable 12/1/07 @ 101)

                                                                                137,141
                                                                                -------

PUERTO RICO  (2.6%)
Commonwealth, Refunding Series A,                          1,000                  1,080
  5.00%, 7/1/30
Public Buildings Authority Revenue,                        1,000                  1,025
  Refunding, Government Facilities, Series
  K, 4.50%, 7/1/22
Public Finance Corp., Commonwealth                         1,500                  1,667
  Appropriations, Series A, 5.75%, 8/1/27                                         -----

                                                                                  3,772
                                                                                  -----

TOTAL MUNICIPAL BONDS                                                           140,913
                                                                                -------

MONEY MARKETS  (3.1%)

Federated Ohio Municipal Cash Trust                           83                    - #
Touchstone Ohio Money Fund                             4,656,948                  4,657
                                                                                  -----
TOTAL MONEY MARKETS                                                               4,657
                                                                                  -----


TOTAL (COST $140,823) +    -   98.4%                                           $145,570
                                                                               ========
------------

Percentages indicated are based on net assets of $147,889.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT                     VALUE
MUNICIPAL BONDS  (99.2%)
MICHIGAN  (96.7%)
Ann Arbor Water Supply Systems,                              880                   $952
5.00%, 2/1/10
Avondale School District, UTGO,                              800                    866
5.00%, 5/1/10
Birmingham City School District,                           1,905                  2,077
5.00%, 11/1/10
Building Authority Revenue, Facilities                     2,000                  2,131
Program, Series III, 5.00%, 10/15/08
Cadillac Area Public Schools, UTGO,                          300                    300
7.25%, 5/1/05
Central Michigan University, 5.00%,                        1,605                  1,730
10/1/09
Certificate of Participation, Series A,                    1,000                  1,084
5.00%, 9/1/31
Charles Stewart Mott Community                             1,000                  1,076
College, UTGO, 5.00%, 7/1/09
Clarkston Schools, 4.00%, 5/1/12                             200                    207
Comprehensive Transportation, Series                       3,000                  3,255
A, 5.25%, 5/15/09
Comprehensive Transportation, Series                       1,390                  1,508
B, 5.25%, 5/15/09
Detroit City School District, 5.50%,                       1,730                  1,777
5/1/06
Detroit City School District, Building &                   1,000                  1,059
 Site Improvements, Series A, 5.00%,
5/1/08
Detroit Convention Facilities, 5.00%,                      2,000                  2,132
9/30/08
Detroit Economic Development Corp.,                        2,500                  2,531
(AMT), 4.00%, 5/1/06
Detroit, GO, 6.00%, 4/1/06                                   750                    773
Dexter Community School District, GO,                      1,730                  1,843
 6.25%, 5/1/07
Ferndale, UTGO, 4.50%, 4/1/10                              1,190                  1,263
Forest Hills Public Schools, GO,                           2,785                  3,010
5.25%, 5/1/09
Frankenmuth School District, UTGO,                           100                    100
5.50%, 5/1/05
Frankenmuth School District, UTGO,                           125                    128
5.50%, 5/1/06
Grand Rapids & Kent County Joint                             605                    665
Building, GO, 5.50%, 10/1/09
Grand Rapids & Kent County Joint                             535                    567
Building, UTGO, 5.50%, 10/1/07
Grand Rapids Charter Township, Porter                        200                    200
Hills Obligated Group, 4.35%, 7/1/05
Greater Detroit Resource Recovery                          2,500                  2,633
Authority, 6.25%, 12/13/06
Higher Education Facilites Authority                         590                    598
Revenue, Kalamazoo College Project,
5.25%, 12/1/05
Higher Education Facilites Authority                         725                    751
Revenue, Kalamazoo College Project,
5.25%, 12/1/06
Higher Education Facilities Authority                        320                    333
Revenue, Hope College Project, 4.60%,
10/1/08
Higher Education Facility Authority -                      1,265                  1,299
Thomas M. Cooley Law School, 4.75%,
5/1/07
Higher Education Student Loan                              2,525                  2,590
Authority Revenue, (AMT), 5.00%,
3/1/07
Higher Education Student Loan                              1,000                  1,045
Authority Revenue, Series XII-W (AMT),
 4.60%, 9/1/08
Higher Education Student Loan                                200                    211
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Higher Education Student Loan                              1,000                  1,005
Authority Revenue, Series XVII-I (AMT),
 3.65%, 3/1/10
Hospital Finance Authority Revenue,                          730                    737
Oakwood Obligated Group, 5.00%,
11/1/05
Hospital Finance Authority, Bay                            1,855                  1,908
Medical Center, Series A, 5.38%, 7/1/06
Hospital Financial Authority Revenue,                        200                    200
Hospital Crittenton, Series A, 3.50%,
3/1/06
Hospital Financial Authority Revenue,                        200                    202
Hospital Crittenton, Series A, 3.85%,
3/1/07
Hospital Financial Authority Revenue,                        300                    305
Hospital Crittenton, Series A, 4.15%,
3/1/08
Hospital Financial Authority Revenue,                      1,055                  1,068
Sparrow Obligation Group, 5.00%,
11/15/05
Hospital Financial Authority Revenue,                        735                    752
Sparrow Obligation Group, 5.00%,
11/15/06
Housing Development Authority,                                70                     70
(AMT), Series B, 3.25%, 12/1/05
Housing Development Authority,                               175                    174
(AMT), Series B, 3.55%, 12/1/06
Housing Development Authority,                               215                    216
(AMT), Series B, 3.85%, 12/1/07
Housing Development Authority,                               305                    307
(AMT), Series B, 4.13%, 12/1/08
Housing Development Authority,                               355                    358
(AMT), Series B, 4.35%, 12/1/09
Housing Development Authority,                               455                    460
(AMT), Series B, 4.55%, 12/1/10
Housing Development Authority,                               485                    495
(AMT), Series B, 4.65%, 12/1/11
Housing Development Authority,                               930                    949
Parkway Meadows Project, 3.50%,
10/15/08
Housing Development Authority,                               710                    722
Parkway Meadows Project, 3.50%,
10/15/09
Jackson County Economic Development                          700                    700
Corp., Limited Obligation Revenue, Vista
 Grande Villa, Series A, 3.03%, 11/1/31
(d)
Kalamazoo Hospital Finance Authority                         750                    803
Revenue, Bronson Methodist Hospital,
5.50%, 5/15/08
Kent, Hospital Finance Authority                             430                    452
Revenue, Spectrum Health, 5.25%,
1/15/08
Municipal Bond Authority Revenue,                          1,000                  1,058
Series A, 5.25%, 12/1/07
Municipal Building Authority Revenue,                      1,000                  1,088
Government Loan Program, Series C,
5.00%, 5/1/10
Muskegon County, Wastewater                                1,130                  1,158
Management System, No. 1, (AMT),
5.00%, 7/1/06
Muskegon County, Wastewater                                1,000                  1,055
Management System, No. 1, (AMT),
5.00%, 7/1/08
Novi Community School District,                            1,000                  1,033
Building & Site Improvements, 4.13%,
5/1/08
Novi Community School District,                            2,320                  2,471
Building & Site Improvements, 5.00%,
10/1/08
South Central Power Agency, Power                             65                     66
Supply System Revenue, 5.80%,
11/1/05
South Macomb Disposal Authority                            1,115                  1,186
Revenue, 5.00%, 9/1/08
State Hospital Finance Authority                             450                    461
Revenue, 4.15%, 1/1/12
State Hospital Financial Authority                           905                    958
Revenue, General Hospital Obligations
Group, 5.00%, 5/15/10
State Housing Development Authority,                         395                    396
Multi-Family Revenue, 3.55%, 4/20/08
Strategic Fund Obligation International,                   1,030                  1,027
2.00%, 8/1/05
Strategic Fund, Hope Network Project,                        615                    635
Series B, 4.75%, 9/1/07
Strategic Fund, Limited Obligation                         2,000                  1,999
Revenue, Consumers Energy Company
Project, 3.38%, 6/15/10
Strategic Fund, Limited Obligation                         1,000                    998
Revenue, Solid Waste Disposal, 3.15%,
12/1/13
Three Rivers Community Schools,                              970                  1,011
6.00%, 5/1/23, (Prerefunded  5/1/06 @
101)
Trunk Line, Series A, 5.50%, 11/1/07                       1,025                  1,090

Trunk Line, Series A, 5.25%, 11/1/09                       1,000                  1,088
Underground Storage, Tank Financial                        2,270                  2,344
Assurance Authority, Series I, 6.00%,
5/1/06
University of Michigan Hospital                            2,000                  2,139
Revenue, 5.00%, 12/1/08
University of Michigan Hospital                              510                    551
Revenue, 5.00%, 12/1/09
Warren Building Authority, 3.70%,                            225                    229
11/1/09
Wayne Charter, Airport Revenue, Series                     2,000                  2,066
D, 5.25%, 12/1/06
Wayne County Airport Authority,                            1,000                  1,060
5.00%, 12/1/09
Wayne County Community College,                            1,000                  1,085
5.25%, 7/1/09
Wayne-Westland Community Schools,                          1,000                  1,086
5.00%, 5/1/10                                                                     -----
                                                                                 81,915
                                                                                 ------

PUERTO RICO  (2.5%)
Public Buildings Authority Revenue,                        1,000                  1,025
Refunding, Government Facilities, Series
K, 4.50%, 7/1/22
Public Finance Corp., Commonwealth                         1,000                  1,111
Appropriations, Series A, 5.75%, 8/1/27                                           -----
                                                                                  2,136
                                                                                  -----

TOTAL MUNICIPAL BONDS                                                            84,051
                                                                                 ------

MONEY MARKETS  (0.4%)
AIM Tax Free Money Market Fund                               169                     -#
Dreyfus Tax Exempt Money Market                              106                     -#
Fund
Goldman Sachs Financial Tax Free                          40,207                     40
Money Market Fund
Merrill Lynch Institutional Tax Exempt                   306,068                    307
                                                                                    ---
Fund
TOTAL MONEY MARKETS                                                                 347
                                                                                    ---


TOTAL (COST $83,831) +   -   99.6%                                              $84,398
                                                                                =======
------------

Percentages indicated are based on net assets of $84,712.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.


FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
APRIL 30, 2005

--------------------------------------------------------------------------------

*    Non-income producing security.
**   Rate represents the effective yield at purchase.
#    Market value is less than five hundred dollars.
+    Represents cost for financial reporting purposes.
(a) Part of this security has been deposited as initial margin on open futures contracts.
(b)  Affiliate.
(c)  Dollar amount indicated represents expected per share annual dividend.
(d) Variable rate security. Rate presented represents rate in effect at April 30, 2005. Maturity date represents actual maturity date.
(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)  Part of this security has been deposited as collateral for TBA security.
(g)  Part of this security was on loan at April 30, 2005.
(h)  Investment is in Institutional Shares of underlying fund.
(i)  Common Stock.


The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipts
GO - General Obligation
LLC - Limited Liability Company
LP - Limited Partnership
REITS - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
TBA - To be announced
UTGO - Unlimited Tax General Obligation

                                                  Cost of                                                         Net
                                               Investments for           Gross                 Gross           Unrealized
                                                 Federal Tax           Unrealized            Unrealized       Appreciation/
                                                  Purposes            Appreciation          Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                            $ 235,417              $ 37,137             $ (7,984)         $ 29,153
Mid Cap Growth Fund                                409,366                81,965               (8,075)           73,890
Quality Growth Fund                                914,051               124,248              (45,614)           78,634
Large Cap Core Fund                                 93,074                15,249               (4,501)           10,748
Equity Index Fund                                  281,016               206,791              (21,571)          185,220
Balanced Fund                                      158,195                13,297               (1,709)           11,588
Micro Cap Value Fund                               158,606                55,352              (17,905)           37,447
Small Cap Value Fund                               174,372                15,419               (7,968)            7,451
Multi Cap Value Fund                               313,196                96,970              (11,997)           84,973
Disciplined Large Cap Value Fund                   593,891               126,263              (13,766)          112,497
LifeModel Aggressive Fund                          113,021                14,358               (2,445)           11,913
LifeModel Moderately Aggressive Fund               249,244                26,088               (4,654)           21,434
LifeModel Moderate Fund                            474,213                23,755              (11,339)           12,416
LifeModel Moderately Conservative Fund             100,047                 8,303               (1,801)            6,502
LifeModel Conservative Fund                         57,737                 1,966               (1,083)              883
Strategic Income Fund                              160,712                 8,910               (3,473)            5,437
Select Stock Fund                                   12,864                 1,481                 (690)              791
Technology Fund                                     51,970                   191               (3,865)           (3,674)
International Equity Fund                          425,155                52,596              (50,167)            2,429
Bond Fund                                          420,811                 3,108               (1,076)            2,032
Intermediate Bond Fund                             708,837                 2,080               (5,075)           (2,995)
Short Term Bond Fund                               491,553                   258               (9,712)           (9,454)
U.S. Government Bond Fund                           68,655                   406                 (338)               68
Municipal Bond Fund                                 54,886                 3,128                  (35)            3,093
Intermediate Municipal Bond Fund                   215,056                 9,036                 (456)            8,580
Ohio Municipal Bond Fund                           140,629                 5,348                 (407)            4,941
Michigan Municipal Bond Fund                        83,820                   927                 (349)              578

The table below reflects the Balanced Fund's activities in written options, all of which were for purposes of earning additional income during the period. The Balanced Fund held Bank of America Corp., $50.00, 8/20/05 and Walgreen Corp., $47.50, 7/16/05. No other Funds engaged in option contracts during the period ended April 30, 2005.

                                Balance at     Options     Options    Balance at
                                 7/31/2004     written     expired    4/30/2005
                                 ---------     -------     -------    ----------
NUMBER OF CONTRACTS (000S)
Balanced Fund                        -          (57)          -          (57)

PREMIUMS ($000)
Balanced Fund                      $ -         $ 22         $ -         $ 22


Open futures contracts as of April 30, 2005
(Amounts in thousands except contract amount)

                                                                                                  Unrealized
                             Number of                                                           Appreciation/
                             Contracts     Contract Type                      Notional Amount    (Depreciation)    Market Value
                           -----------------------------------------------------------------------------------------------------
Small Cap Growth Fund              19    Russell 2000, 6/17/05                   $  5,917           $ (399)            $  5,518

Large Cap Core Fund                 8    Standard & Poor's 500, 6/17/05             2,395              (78)               2,317

Equity Index Fund                  38    Standard & Poor's 500, 6/17/05            11,168             (162)              11,006

International Equity Fund          10    Long, DAX, 6/17/05                         1,422              (68)               1,354
                                   49    Long, Euro Stoxx 50, 6/17/05               1,870              (36)               1,834
                                   56    Long, HANG SENG, 5/30/05                   4,896               36                4,932
                                   27    Long, TOPIX, 6/9/05                        2,876               16                2,892
                                  162    Long, Taiwan, 5/30/05                      3,880               16                3,896
                           -----------                                    ----------------   --------------        -------------
                                  304                                            $ 14,944           $  (36)            $ 14,908
                           ===========                                    ================   ==============        =============

As of April 30, 2005, the following Funds had securities on loan with the following market values and collateral amounts (Amounts in thousands):

                                                 Market Value     Average Loan
                                      Cash        of Loaned        Outstanding
                                   Collateral     Securities     during the year
                                   ----------    ------------    ---------------
Small Cap Growth Fund                $ 56,662       $ 55,022        $ 49,595
Mid Cap Growth Fund                    93,150         90,452          83,657
Quality Growth Fund                   113,459        110,173          99,681
Large Cap Core Fund                     7,113          6,907           9,763
Equity Index Fund                      68,382         66,402          63,151
Balanced Fund                          16,469         15,992          11,659
Micro Cap Value Fund                   11,382         11,053           7,720
Small Cap Value Fund                   37,974         36,875          21,239
Multi Cap Value Fund                   37,415         36,332          50,323
Disciplined Large Cap Value Fund       65,108         63,223          58,107
Select Stock Fund                         492            478             652
Technology Fund                         7,682          7,460          10,367
International Equity Fund              55,812         54,195          31,341
Bond Fund                              25,411         24,676          10,142
Intermediate Bond Fund                102,436         99,469         146,287
Short Term Bond Fund                   84,205         81,766         158,822

At April 30, 2005, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, certificate of deposits, commercial paper and floating rate notes (with interest rates ranging from 2.72 to 3.17% and maturity dates ranging from July 15, 2005 to March 1, 2025).

International Equity Foreign Currency Contracts as of April 30, 2005:

                    CONTRACT                    CURRENT
                      AMOUNT       CONTRACT      VALUE              UNREALIZED
DELIVERY             (LOCAL          VALUE        U.S.            APPRECIATION/
 DATE               CURRENCY)     U.S. DOLLAR    DOLLAR           (DEPRECIATION)
--------------------------------------------------------------------------------
SWISS FRANC
-----------------------
Long Contracts
  5/04/05              1,707          1,427       1,429                 2

DANISH KRONER
-----------------------
Long Contracts
  5/04/05                206             36          36                 -^

EURO
-----------------------
Short Contracts
  5/18/05                767          1,004         988                16
  6/16/05                172            231         222                 9
  6/16/05                118            159         153                 6
  6/16/05              1,055          1,415       1,360                55
  6/16/05              3,050          4,090       3,931               159
  6/16/05              1,677          2,249       2,161                88
  6/16/05              1,479          1,911       1,906                 5
  5/03/05                109            140         140                 -
  5/04/05                222            285         285                 -
  5/05/05                 32             41          41                 -
Long Contracts

  6/16/05              6,457          8,660       8,321              (339)
  6/16/05              1,480          1,958       1,907               (51)
  6/16/05              2,900          3,786       3,737               (49)

BRISTISH POUND STERLING
-----------------------
Short Contracts
  5/05/05                 64            122         122                 -^
Long Contracts
  5/09/05                318            598         607                 9
  5/09/05              1,821          3,500       3,475               (25)
  6/16/05                755          1,442       1,438                (4)

HONG KONG DOLLAR
-----------------------
Short Contracts
  5/09/05              4,649            598         597                 1

JAPANESE YEN
-----------------------
Short Contracts
  5/09/05          1,838,772         17,650      17,555                95
  5/18/05          1,052,319         10,045      10,054                (9)
  5/18/05            901,850          8,603       8,617               (14)
  6/16/05            861,123          8,284       8,249                35
  6/16/05            873,640          8,319       8,369               (50)
  6/16/05          1,547,623         14,893      14,825                68
  6/16/05            362,962          3,490       3,477                13
  6/16/05             35,685            345         342                 3
  6/16/05            193,350          1,815       1,852               (37)
Long Contracts
  5/09/05          1,838,772         17,628      17,555               (73)
  5/18/05          1,954,169         18,852      18,671              (181)
  6/16/05            307,528          2,957       2,946               (11)
  6/16/05            611,136          5,876       5,854               (22)
  6/16/05          1,603,546         15,447      15,361               (86)
  6/16/05          1,352,172         13,006      12,953               (53)
  6/16/05            303,750          2,840       2,910                70

SWEDISH KRONA
-----------------------
Short Contracts
  5/04/05              2,672            374         374                 -^

TAIWAN DOLLAR
-----------------------
Long Contracts
  5/23/05            117,586          3,759       3,781                22

----------
^ Amount less than five hundred dollars.

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

                                   Small         Mid                        Large
                                    Cap         Cap          Quality        Cap          Equity
                                  Growth       Growth        Growth         Core         Index
                                   Fund         Fund          Fund          Fund         Fund
                              -----------------------------------------------------------------
Advertising                         1.0            -             -             -         0.2
Aerospace/Defense                   1.9          1.3           3.4           1.7         1.9
Agriculture                           -            -             -           0.7         1.5
Airlines                              -            -             -             -         0.1
Apparel                             1.4          1.9           1.0             -         0.4
Auto Manufacturers                    -            -             -             -         0.4
Auto Parts & Equipment              1.4            -             -           1.2         0.2
Banks                               1.6          1.4           6.1           5.7         6.3
Beverages                             -            -             -           2.2         2.3
Biotechnology                       1.1          1.7           2.1           0.2         1.0
Building Materials                  1.7            -             -           0.7         0.3
Cash Equivalents                   34.0         29.0          13.0           9.5        19.8
Chemicals                             -            -             -           1.3         1.6
Closed-end Funds                      -            -             -             -           -
Commercial Services                 2.8          7.2           2.8           1.4         0.8
Computers                           1.1          4.8           4.3           4.2         3.8
Cosmetics/Personal Care               -          1.3             -           2.7         2.4
Distribution/Wholesale                -          4.1             -           0.3         0.1
Diversified Financial Services      1.3          2.8           6.4           6.9         7.8
Electric                            0.9            -             -           1.1         3.1
Electrical Components & Equipment   2.5            -           1.6           0.8         0.3
Electronics                         4.0          6.4           4.1           0.7         0.5
Engineering & Construction          0.8            -             -             -          -^
Entertainment                       1.0          1.0             -             -         0.1
Environmental Control                 -          1.1             -             -         0.2
Food                                  -            -             -           1.6         1.7
Food Service                          -            -             -             -           -
Forest Products & Paper               -            -             -           0.9         0.6
Gas                                   -            -             -           0.8         0.2
Hand/Machine Tools                    -            -             -             -         0.1
Healthcare-Products                 6.5          6.6           6.9           4.2         3.9
Healthcare-Services                 3.6          2.3           4.9           1.7         1.7
Holding Companies-Diversified         -            -             -             -           -
Home Builders                       1.5          4.0             -             -         0.2
Home Furnishings                      -          1.5             -           0.7         0.1
Household Products/Wares            3.3            -             -             -         0.3
Housewares                            -            -             -           0.1         0.1
Insurance                           1.0          1.5           1.1           6.8         4.3
Internet                            3.8          2.8           1.0           0.4         0.9
Investment Companies                  -          1.3             -             -           -
Iron/Steel                          2.1            -             -             -         0.1
Leisure Time                          -            -             -           0.6         0.4
Lodging                               -          1.5           3.7             -         0.4
Machinery-Construction & Mining     1.6          1.9             -             -         0.3
Machinery-Diversified                 -          0.9           1.1           0.9         0.3
Media                                 -            -             -           2.8         3.6
Metal Fabricate/Hardware              -            -             -             -           -
Mining                                -            -             -           0.3         0.5
Miscellaneous Manufacturing         2.0          1.7           6.0           4.5         5.8
Office Furnishings                    -            -             -             -           -
Office/Business Equipment             -            -             -             -         0.2
Oil & Gas                           4.3          6.5           1.2           8.4         7.2
Oil & Gas Services                  3.7          1.6           1.1           0.1         0.8
Packaging & Containers                -            -             -           0.8         0.1
Pharmaceuticals                     4.3          6.5           7.0           6.4         6.3
Pipelines                             -            -             -           0.4         0.2
Real Estate                           -            -             -             -           -
REITS                                 -            -             -             -         0.5
Retail                             10.5          9.9           9.6           7.2         6.2
Savings & Loans                     1.4            -             -             -         0.6
Semiconductors                      3.3          3.0          11.2           3.5         3.0
Shipbuilding                          -            -             -             -           -
Software                            6.6          1.1           5.4           5.7         4.2
Sovereign                           0.7            -             -             -           -
Storage/Warehousing                   -            -             -             -           -
Telecommunications                  3.4          4.4           4.7           6.0         5.5
Textiles                              -          1.1           2.4             -         0.1
Toys/Games/Hobbies                  1.8            -             -             -         0.1
Transportation                      5.0            -             -           1.2         1.5
Trucking & Leasing                    -            -             -             -          -^
Water                                 -            -             -             -           -

-----------------------------
^ Amount less than 0.05%.

                                    Micro       Small         Multi        Disciplined
                                     Cap         Cap           Cap          Large Cap
                                    Value       Value         Value           Value
                                    Fund        Fund          Fund             Fund
                              --------------------------------------------------------
Advertising                          0.3           -          0.7                -
Aerospace/Defense                      -           -          1.2              4.8
Agriculture                            -           -            -                -
Airlines                             0.7           -            -                -
Apparel                              8.1         4.3          0.6                -
Auto Manufacturers                     -           -          0.5              2.0
Auto Parts & Equipment                 -           -          1.9                -
Banks                                0.5           -          1.5              8.0
Beverages                              -         2.0          0.5                -
Biotechnology                          -           -          1.2                -
Building Materials                   1.8           -          0.7              1.1
Cash Equivalents                     6.0        31.2         14.8             13.2
Chemicals                            4.0         5.9          1.4              3.9
Closed-end Funds                       -           -          0.5                -
Commercial Services                  3.6         5.2          0.3                -
Computers                            3.7         0.2          3.9              4.2
Cosmetics/Personal Care                -           -          0.9                -
Distribution/Wholesale               0.7           -            -              1.9
Diversified Financial Services       1.3         1.2          4.1              7.4
Electric                               -        10.1          2.7              5.4
Electrical Components & Equipment    1.8           -          0.5                -
Electronics                          4.4         4.6          2.2              2.9
Engineering & Construction           1.1           -            -                -
Entertainment                        2.1           -            -                -
Environmental Control                1.0           -            -                -
Food                                 1.4         4.3          6.3              6.9
Food Service                           -           -            -                -
Forest Products & Paper                -           -          1.8              4.1
Gas                                    -         2.3            -                -
Hand/Machine Tools                   0.4           -          1.2                -
Healthcare-Products                  2.2         2.5          1.9                -
Healthcare-Services                  0.9         4.3          1.8              0.7
Holding Companies-Diversified          -           -            -                -
Home Builders                          -           -            -                -
Home Furnishings                     5.2           -          2.1                -
Household Products/Wares             1.1         1.9          0.7                -
Housewares                           0.7           -          0.2                -
Insurance                            1.3         8.8          5.5              7.1
Internet                             2.6         1.0            -                -
Investment Companies                 1.3         3.5          0.6                -
Iron/Steel                           3.3           -            -                -
Leisure Time                         0.7           -          0.3                -
Lodging                                -           -            -                -
Machinery-Construction & Mining        -           -            -              2.3
Machinery-Diversified                1.2           -          2.4                -
Media                                  -           -          2.4              2.7
Metal Fabricate/Hardware             1.5           -            -                -
Mining                               2.8         1.7            -                -
Miscellaneous Manufacturing          2.5         0.4          4.0              5.2
Office Furnishings                     -           -            -                -
Office/Business Equipment              -           -            -                -
Oil & Gas                            1.6         2.5         11.0             12.8
Oil & Gas Services                   4.3         6.2          1.7                -
Packaging & Containers                 -           -            -                -
Pharmaceuticals                      2.4         3.8          5.1              3.4
Pipelines                             -^           -            -                -
Real Estate                            -           -            -                -
REITS                                2.0           -          0.4                -
Retail                               7.5        12.7          8.2              5.2
Savings & Loans                        -           -            -                -
Semiconductors                       1.6         2.8          2.5              0.6
Shipbuilding                           -           -            -                -
Software                             1.0           -          0.7                -
Sovereign                              -           -            -                -
Storage/Warehousing                  1.2           -            -                -
Telecommunications                   4.1         2.7          6.2              4.2
Textiles                             1.2           -            -                -
Toys/Games/Hobbies                     -           -          0.6                -
Transportation                       6.5           -          2.8                -
Trucking & Leasing                     -           -            -                -
Water                                  -           -            -                -

-----------------------------
^ Amount less than 0.05%.

                                                LifeModel                    LifeModel
                                 LifeModel     Moderately     LifeModel      Moderately
                                 Aggressive    Aggressive      Moderate     Conservative
                                   FundSM        FundSM         FundSM         FundSM
                              -------------------------------------------------------------
Advertising                            -            -             -               -
Aerospace/Defense                      -            -             -               -
Agriculture                            -            -             -               -
Airlines                               -            -             -               -
Apparel                                -            -             -               -
Auto Manufacturers                     -            -             -               -
Auto Parts & Equipment                 -            -             -               -
Banks                                  -            -             -               -
Beverages                              -            -             -               -
Biotechnology                          -            -             -               -
Building Materials                     -            -             -               -
Cash Equivalents                       -            -             -               -
Chemicals                              -            -             -               -
Closed-end Funds                       -            -             -               -
Commercial Services                    -            -             -               -
Computers                              -            -             -               -
Cosmetics/Personal Care                -            -             -               -
Distribution/Wholesale                 -            -             -               -
Diversified Financial Services         -            -             -               -
Electric                               -            -             -               -
Electrical Components & Equipment      -            -             -               -
Electronics                            -            -             -               -
Engineering & Construction             -            -             -               -
Entertainment                          -            -             -               -
Environmental Control                  -            -             -               -
Food                                   -            -             -               -
Food Service                           -            -             -               -
Forest Products & Paper                -            -             -               -
Gas                                    -            -             -               -
Hand/Machine Tools                     -            -             -               -
Healthcare-Products                    -            -             -               -
Healthcare-Services                    -            -             -               -
Holding Companies-Diversified          -            -             -               -
Home Builders                          -            -             -               -
Home Furnishings                       -            -             -               -
Household Products/Wares               -            -             -               -
Housewares                             -            -             -               -
Insurance                              -            -             -               -
Internet                               -            -             -               -
Investment Companies               100.0        100.1         100.0           100.0
Iron/Steel                             -            -             -               -
Leisure Time                           -            -             -               -
Lodging                                -            -             -               -
Machinery-Construction & Mining        -            -             -               -
Machinery-Diversified                  -            -             -               -
Media                                  -            -             -               -
Metal Fabricate/Hardware               -            -             -               -
Mining                                 -            -             -               -
Miscellaneous Manufacturing            -            -             -               -
Office Furnishings                     -            -             -               -
Office/Business Equipment              -            -             -               -
Oil & Gas                              -            -             -               -
Oil & Gas Services                     -            -             -               -
Packaging & Containers                 -            -             -               -
Pharmaceuticals                        -            -             -               -
Pipelines                              -            -             -               -
Real Estate                            -            -             -               -
REITS                                  -            -             -               -
Retail                                 -            -             -               -
Savings & Loans                        -            -             -               -
Semiconductors                         -            -             -               -
Shipbuilding                           -            -             -               -
Software                               -            -             -               -
Sovereign                              -            -             -               -
Storage/Warehousing                    -            -             -               -
Telecommunications                     -            -             -               -
Textiles                               -            -             -               -
Toys/Games/Hobbies                     -            -             -               -
Transportation                         -            -             -               -
Trucking & Leasing                     -            -             -               -
Water                                  -            -             -               -

-----------------------------
^ Amount less than 0.05%.

                                     LifeModel   Select                   International
                                   Conservative  Stock     Technology        Equity
                                      FundSM      Fund        Fund            Fund
                              -------------------------------------------------------------
Advertising                              -          -             -            0.1
Aerospace/Defense                        -        6.4             -            0.5
Agriculture                              -          -             -            1.0
Airlines                                 -          -             -            0.1
Apparel                                  -        1.6             -            0.1
Auto Manufacturers                       -          -             -            3.1
Auto Parts & Equipment                   -          -             -            0.5
Banks                                    -          -             -           17.9
Beverages                                -          -             -            1.1
Biotechnology                            -          -           1.8             -^
Building Materials                       -          -             -            1.5
Cash Equivalents                         -        4.4          18.9           17.2
Chemicals                                -          -             -            2.7
Closed-end Funds                         -          -             -            0.1
Commercial Services                      -        2.9           2.1            1.4
Computers                                -        8.3          13.1            0.4
Cosmetics/Personal Care                  -          -             -            0.6
Distribution/Wholesale                   -          -             -            0.8
Diversified Financial Services           -       13.6             -            1.6
Electric                                 -          -             -            3.7
Electrical Components & Equipment        -          -             -            1.0
Electronics                              -        4.0           6.0            1.5
Engineering & Construction               -          -             -            1.0
Entertainment                            -          -             -            0.4
Environmental Control                    -          -             -             -^
Food                                     -          -             -            3.7
Food Service                             -          -             -            0.1
Forest Products & Paper                  -          -             -            0.5
Gas                                      -          -             -            0.5
Hand/Machine Tools                       -          -             -            0.4
Healthcare-Products                      -        7.8             -            0.5
Healthcare-Services                      -        2.2             -             -^
Holding Companies-Diversified            -          -             -            0.6
Home Builders                            -          -             -            0.3
Home Furnishings                         -          -             -            0.9
Household Products/Wares                 -          -             -            0.3
Housewares                               -          -             -            0.1
Insurance                                -          -             -            3.3
Internet                                 -          -          11.2            0.3
Investment Companies                 100.0          -             -            4.0
Iron/Steel                               -          -             -            1.1
Leisure Time                             -          -             -            0.1
Lodging                                  -        1.6             -            0.3
Machinery-Construction & Mining          -          -             -            0.2
Machinery-Diversified                    -        3.1             -            0.2
Media                                    -          -             -            1.1
Metal Fabricate/Hardware                 -          -             -            0.2
Mining                                   -        1.9             -            2.6
Miscellaneous Manufacturing              -        3.7             -            1.5
Office Furnishings                       -          -             -             -^
Office/Business Equipment                -          -             -            0.8
Oil & Gas                                -          -             -            9.7
Oil & Gas Services                       -          -             -             -^
Packaging & Containers                   -          -             -            0.2
Pharmaceuticals                          -        6.5           0.2            6.8
Pipelines                                -          -             -              -
Real Estate                              -          -             -            1.8
REITS                                    -          -             -            0.2
Retail                                   -        9.1             -            2.0
Savings & Loans                          -          -             -              -
Semiconductors                           -       17.9          32.3            0.4
Shipbuilding                             -          -             -             -^
Software                                 -          -          21.8            0.5
Sovereign                                -          -             -              -
Storage/Warehousing                      -          -             -             -^
Telecommunications                       -        3.9          11.4            6.5
Textiles                                 -        2.9             -            0.2
Toys/Games/Hobbies                       -          -             -            0.2
Transportation                           -          -             -            1.7
Trucking & Leasing                       -          -             -              -
Water                                    -          -             -            0.4

-----------------------------
^ Amount less than 0.05%.

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

                                               Balanced Fund    Strategic Income
                                               -------------    ----------------
Advertising                                         1.8                 -
Aerospace/Defense                                   2.4                 -
Agriculture                                           -               0.3
Auto Manufacturers                                  0.1               0.2
Automobile ABS                                      6.0                 -
Banks                                               9.6              15.8
Beverages                                           1.8                 -
Cash Equivalents                                   12.9               1.4
Chemicals                                           3.9                 -
Closed-end Funds                                      -               9.1
Commercial MBS                                      5.6                 -
Computers                                           4.2                 -
Cosmetics/Personal Care                             1.2               0.4
Credit Card ABS                                       -               0.3
Diversified Financial Services                      4.3              22.3
Electric                                            0.7               5.6
Electrical Components & Equipment                   0.7                 -
Food                                                  -               1.4
Forest Products & Paper                               -               1.0
Healthcare-Products                                 2.1                 -
Holding Companies-Diversified                         -               0.6
Home Furnishings                                      -               0.2
Insurance                                           3.8               5.6
Internet                                            0.7                 -
Investment Companies                                  -               1.1
Media                                               1.3               1.1
Miscellaneous Manufacturing                         7.3               0.2
Oil & Gas                                           3.5               0.7
Oil & Gas Services                                  2.6                 -
Other ABS                                           2.1                 -
Pharmaceuticals                                     6.8               0.9
Pipelines                                           0.1               0.6
Regional (state/provnc)                               -               0.6
REITS                                                 -              16.3
Retail                                              4.4               1.2
Savings & Loans                                       -               0.5
Software                                            2.6                 -
Sovereign                                          16.8               6.2
Telecommunications                                  1.5               1.5
Transportation                                      0.6               0.3
WL Collateral CMO                                   5.9               4.5

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

                                                             Short       U.S.
                                              Intermediate   Term     Government
                                                  Bond       Bond        Bond
                                  Bond Fund       Fund       Fund        Fund
                                  ---------   ------------   -----    ----------
Agency Collateral CMO                  -          0.8           -           -
Agency Collateral PAC CMO              -            -         7.1           -
Auto Manufacturers                   0.3          1.1         0.4           -
Automobile ABS                       7.9          2.4         6.7           -
Banks                                9.2          8.9         7.6           -
Beverages                              -          0.2           -           -
Cash Equivalents                    12.3         18.3        23.0         0.6
Chemicals                              -          1.4         0.2           -
Commercial MBS                      10.3         14.0         7.8           -
Commercial Services                  0.6          0.7         0.3           -
Computers                              -            -         1.7           -
Construction Machinery                 -            -         0.6           -
Credit Card ABS                        -          0.9         0.2           -
Development                            -            -         0.3           -
Diversified Financial Services       5.3         11.8         9.5           -
Electric                             1.0          3.3         0.6           -
Food                                 0.2          0.2         1.0           -
Forest Products & paper                -          0.6           -           -
Gas                                    -          0.8         1.1           -
Healthcare-Services                    -            -         0.9           -
Home Equity ABS                        -          0.4           -           -
Insurance                            0.4          0.6         1.3           -
Media                                1.0          1.5         0.5           -
Mining                                 -            -         0.4           -
Oil & Gas                            0.9          1.6         0.9           -
Other ABS                            8.0          1.9         0.7           -
Pipelines                            0.2          0.6         0.5           -
Regional(state/provnc)                 -          0.4           -           -
REITS                                  -          0.4           -           -
Retail                               2.0            -           -           -
Savings & Loans                      1.2          0.9           -           -
Sovereign                           54.4         30.3        32.6       104.8
Telecommunications                   1.0          0.5         1.8           -
Transportation                       0.1          0.4           -           -
WL Collateral CMO                   13.7         11.5        13.2           -

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of April 30, 2005, were as follows:

                                             Intermediate    Ohio      Michigan
                                Municipal     Municipal    Municipal   Municipal
                                  Bond           Bond        Bond        Bond
                                  Fund           Fund        Fund        Fund
--------------------------------------------------------------------------------
Airport                           6.0            9.7           -         3.7
Cash Equivalents                  1.2            0.1         3.1         0.4
Development                       9.0            6.0         2.5         7.4
Education                         4.9            1.9         3.4           -
Facilities                        2.0            6.1         6.4         7.7
General                          12.1            7.0         7.3         7.9
General Obligation                7.2           12.9        17.2         9.5
Higher Education                 12.4            4.0        12.8         6.8
Housing                           2.7            2.7         2.3         2.0
Medical                          12.7            8.0        14.7        13.2
Multifamily Housing                 -            0.2           -         0.5
Nursing Homes                       -              -           -         0.2
Pollution                           -            0.5         7.2         5.7
Power                               -            6.1         7.6         0.1
School District                  18.4           15.4         6.6        17.0
Single Family Housing             4.2            2.2         1.1         2.5
Student Loan                      1.9            5.7           -         5.7
Transportation                    3.8            5.7         4.1         8.2
Utilities                         0.5            5.5         2.1           -
Water                             4.0            1.9           -         1.1

FIFTH THIRD PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
CERTIFICATES OF DEPOSIT  (3.5%)
Bank of Montreal, 2.78%, 1/6/06 *                         15,000                $14,995
Barclays Bank PLC, 2.78%, 10/31/05 *                      15,000                 14,998
Canadian Imperial Bank Yankee CD,                         10,000                 10,000
  2.79%, 5/31/05 *
SunTrust Bank, 3.33%, 10/12/05                            10,000                 10,000
                                                                                 ------
TOTAL CERTIFICATES OF DEPOSIT                                                    49,993
                                                                                 ------

COMMERCIAL PAPER  (15.3%)
Barclays Bank PLC, 2.75%, 5/30/05 **                       6,000                  5,991
BNP Paribas, 2.89%, 6/8/05 **                              7,000                  6,979
BNP Paribas, 3.02%, 6/29/05 **                             5,000                  4,975
Deutsche Bank, 2.90%, 5/5/05 **                           17,000                 16,995
Deutsche Bank, 2.81%, 5/30/05 **                          15,000                 14,983
DPFEUR, 2.82%, 5/23/05 **                                  5,000                  4,991
General Electric Capital Corp., 2.82%,                    15,000                 14,983
  5/16/05 **
General Electric Capital Corp., 2.99%,                    10,000                  9,961
  6/17/05 **
Goldman Sachs Group, Inc., 2.79%,                         15,000                 14,999
  5/2/05 **
Nestle Capital Corp., 3.02%, 7/12/05 **                   13,125                 13,046
Northern Trust Corp., 3.02%, 6/28/05 **                   20,000                 19,904
Rabobank Capital Funding Trust,                            7,495                  7,450
  3.07%, 7/11/05 **
Rabobank Capital Funding Trust,                           15,000                 14,890
  3.12%, 7/25/05 **
Shell Finance PLC, 3.01%, 7/6/05 **                       10,000                  9,945
Societe Generale, 2.78%, 5/9/05 **                         8,125                  8,120
Societe Generale, 2.91%, 7/14/05 **                       10,000                  9,941
Toyota Motor Corp., 2.98%, 6/14/05 **                     10,000                  9,964
UBS Investment Bank, 2.89%, 5/20/05 **                    15,000                 14,977
UBS Investment Bank, 2.96%, 6/15/05 **                    10,150                 10,113
UBS Investment Bank, 2.97%, 6/22/05 **                     6,500                  6,472
                                                                                  -----
TOTAL COMMERCIAL PAPER                                                          219,679
                                                                                -------

CORPORATE BONDS  (31.1%)
Abbey National Treasury Service,                          10,000                 10,000
  2.81%, 5/26/05 *
American Express Credit Corp., 2.92%,                     15,000                 15,002
  8/9/05 *
American Express Credit Corp., 3.02%,                      7,500                  7,502
  10/14/05 *
American Express Credit Corp., 6.88%,                      5,000                  5,101
  11/1/05
Associates Corp., N.A., 6.00%,                            10,585                 10,665
  7/15/05
Bank of America Corp., 7.88%,                             10,270                 10,296
  5/16/05

Bank One Corp., 6.50%, 2/1/06                              5,000                  5,121
Bear Stearns & Co., 3.69%, 7/15/05 *                      12,600                 12,615
Bear Stearns & Co., Inc., 3.11%,                          10,000                 10,005
  12/22/05 *
Bear Stearns & Co., Inc., 2.89%, 2/3/06 *                 20,000                 20,000
Citigroup Global Markets, 3.22%,                           5,000                  5,001
  7/25/05 *
Citigroup, Inc., 6.75%, 12/1/05                            9,175                  9,355
Coca-Cola Co., 4.00%, 6/1/05                              10,582                 10,595
Credit Suisse First Boston, 2.79%,                        20,000                 20,003
  8/10/05 *
First Union Corp., 7.55%, 8/18/05                         20,000                 20,279
General Electric Capital Corp., 2.95%,                    10,000                 10,019
  2/3/06 *
General Electric Capital Franchise                         7,500                  7,717
  Financial, 7.88%, 11/30/05
Goldman Sachs Group, Inc., 7.63%,                         17,775                 18,044
  8/17/05
Goldman Sachs Group, Inc., 3.05%,                         10,000                 10,019
  2/21/06 *
Goldman Sachs Group, Inc., 3.32%,                         14,000                 14,029
  4/20/06 *
Household Finance Corp., 6.50%,                           15,700                 16,028
  1/24/06
Household Finance Corp., 3.38%,                            6,035                  6,015
  2/21/06
International Lease Finance Corp.,                         5,000                  5,018
  5.95%, 6/6/05
Lehman Brothers Holdings, 3.59%,                          21,780                 21,828
  9/28/05 *
Mellon Funding Corp., 7.50%,                               8,000                  8,050
  6/15/05
Merrill Lynch & Co., 3.06%, 4/10/06 *                     15,000                 15,000
Morgan Stanley, 2.90%, 5/4/06 *                           15,000                 15,000
Morgan Stanley Dean Witter, 7.75%,                        18,200                 18,318
  6/15/05
National City Bank, 2.90%, 6/10/05 *                      15,000                 15,001
Societe Generale, 2.88%, 6/14/05 *                        10,000                 10,000
Societe Generale, 2.84%, 8/10/05 *                        18,000                 17,998
Suntrust Bank, 3.12%, 10/3/05 *                           16,700                 16,702
US Bancorp, 3.17%, 9/16/05 *                              10,000                 10,007
Wells Fargo Co., 6.50%, 6/1/05                             5,000                  5,018
Wells Fargo Co., 7.25%, 8/24/05                            9,500                  9,644
Wells Fargo Co., 2.94%, 5/15/06 *                         25,000                 24,999
                                                                                 ------
TOTAL CORPORATE BONDS                                                           445,994
                                                                                -------

DEMAND NOTES  (19.6%)
American Healthcare Funding, 3.03%,                        5,355                  5,355
  5/1/27, (LOC: LaSalle Bank) *
Atlas Industries, Inc., 3.11%, 6/1/10,                     4,930                  4,930
  (LOC: National City Bank) *
Beavercreek Enterprises, 3.11%, 3/2/20,                    4,345                  4,345
  (LOC: National City Bank) *
Buckeye Corrugated, Inc., 3.10%,                           6,290                  6,290
  10/1/17, (LOC: Key Bank) *
Capital One Funding Corp., 3.03%,                          2,473                  2,473
  10/1/14, (LOC: Bank One) *
Capital One Funding Corp., 3.03%,                            914                    914
  7/2/18, (LOC: Bank One) *

Capital One Funding Corp., 3.03%,                          1,200                  1,200
  10/1/21, (LOC: Bank One) *
Capital One Funding Corp., 3.03%,                          8,191                  8,191
  1/4/27, (LOC: Bank One) *
Central Michigan Inns, 3.11%, 4/1/30,                      2,025                  2,025
  (LOC: Michigan National Bank) *
Cornerstone Funding Corp., 3.12%,                          8,495                  8,495
  12/1/11, (LOC: SunTrust) *
Cornerstone Funding Corp., 3.12%,                          5,750                  5,750
  9/1/25, (LOC: SunTrust) *
Germain Properties, 3.00%, 3/1/31,                        41,995                 41,995
  (LOC: Bank One) *
GTB Properties LLC, 3.26%, 7/1/23,                         4,665                  4,665
  (LOC: National Australia Bank) *
Hannahville Indian Community, 3.06%,                       3,805                  3,805
  6/1/13, (LOC: National City Bank) *
Harry W. Albright, Jr., 3.16%, 5/1/21,                     5,725                  5,725
  (LOC: National Australia Bank) *
Heart Center Medical Group, 3.11%,                        10,620                 10,620
  10/1/30, (LOC: National City Bank) *
HWP Co., Ltd. Project, 3.11%,                              4,600                  4,600
  12/3/18, (LOC: National City Bank) *
Idaho Associates LLC, 3.03%, 4/1/27,                       5,950                  5,950
  (LOC: ABN / AMRO) *
Iowa 80 Group Inc., 3.01%, 6/1/16,                         4,600                  4,600
  (LOC: Wells Fargo) *
Jackson 2000, 3.10%, 6/1/49, (LOC:                         9,310                  9,310
  KeyBank) *
Jefferson Land Development, 3.16%,                         1,055                  1,055
  10/1/16, (LOC:  National City Bank) *
Kahala Senior Living Community,                           11,005                 11,005
  3.10%, 11/15/33, (LOC: LaSalle Bank) *
Landmark Medical LLC, 3.06%, 1/1/21,                       8,580                  8,580
  (LOC: Bank One) *
Lexington Financial Services, 3.13%,                       9,100                  9,100
  2/1/26, (LOC: LaSalle Bank) *
Mount Carmel East Professional, 3.11%,                     1,740                  1,740
   1/1/14, (LOC: National City) *
Mr. K Enterprises, 3.26%, 9/1/16,                          6,525                  6,525
  (LOC: National Australia Bank) *
New Belgium Brewery Co., 3.17%,                            3,875                  3,875
  7/1/15, (LOC:  KeyBank) *
Northside Christian Church, 3.06%,                         6,930                  6,930
  4/1/30, (LOC: Bank One) *
Park State Properties LLC, 3.01%,                          5,500                  5,500
  11/1/34, (LOC: US Bank) *
PCI Paper Conversions, Inc., 3.10%,                        2,385                  2,385
  4/1/10, (LOC: KeyBank) *
Pittsburgh Technical Institute, 3.11%,                    11,050                 11,050
  10/1/15, (LOC: National City Bank) *
PRD Finance LLC, 3.06%, 4/1/27,                            7,750                  7,750
  (LOC: National City Bank) *
Precision Tool and Die, 3.11%, 3/1/10,                     3,983                  3,983
  (LOC: National City Bank) *
Revenue Bond CTF Series Trust                              1,270                  1,270
  Castlegate 3, 3.40%, 6/1/17, (LOC: AIG) *
Royal Town Center LLC Project,                             5,095                  5,095
  3.10%, 10/1/47, (LOC: Commerica Bank) *

Saint Andrew United, 3.10%, 7/1/29,                       15,335                 15,335
  (LOC: Wachovia Bank) *
Second & Main, Ltd., 3.11%, 8/1/11,                        4,950                  4,950
  (LOC: National City) *
Secor Realty, Inc., 3.11%, 4/1/20,                         9,240                  9,240
  (LOC: National City Bank) *
SGS Tool Co., 3.11%, 12/1/12, (LOC:                        6,475                  6,475
  Bank One) *
Sharonville Realty Enterprises, 3.06%,                     8,720                  8,720
  4/1/20, (LOC: Bank One) *
Southeastern College, 3.13%, 1/2/30,                       6,900                  6,900
  (LOC: Regions Financial Corp.) *
Zeigler Realty LLC, 3.16%, 9/1/26,                         2,490                  2,490
  (LOC: National City Bank) *                                                     -----

TOTAL DEMAND NOTES                                                              281,191
                                                                                -------

MUNICIPAL BONDS  (17.9%)

ALASKA  (0.3%)
Four Dam Pool Electric Revenue,                            3,770                  3,770
  3.02%, 7/1/26 *                                                                 -----

ARIZONA  (0.8%)
Tempe Industrial Development                              12,075                 12,075
  Authority Revenue, 3.02%, 7/1/34 *                                             ------

CALIFORNIA  (4.1%)
Riverside County, 3.04%, 11/1/20 *                         7,200                  7,200
Sacramento County, 3.03%, 7/1/22 *                        32,430                 32,430
San Jose Redevelopment Agency                             19,000                 19,000
  Revenue, Merged Area, Series G, 3.02%,                                         ------
  8/1/29 *

                                                                                 58,630
                                                                                 ------
COLORADO  (0.1%)
Pueblo Housing Authority Purchasing                        1,900                  1,900
  Revenue, 3.17%, 12/1/18 *                                                       -----

GEORGIA  (1.0%)
Athens Clarke County Government                            3,735                  3,735
  Development Authority Revenue,
  University of Georgia Athletic
  Department, 3.03%, 7/1/21 *
Columbus Development Authority,                           10,125                 10,125
  Industrial Revenue, Litho-Krome Project,                                       ------
  3.09%, 8/1/22 *

                                                                                 13,860
                                                                                 ------

ILLINOIS  (1.0%)
Chicago, Series B, 3.07%, 1/1/19 *                        13,630                 13,630
                                                                                 ------

INDIANA  (0.5%)
Ball State University, 3.05%, 9/1/31 *                     7,000                  7,000
                                                                                  -----

IOWA  (0.5%)
Dallas County Industrial Development                       6,980                  6,980
  Revenue, Sioux City Brick & Tile,                                               -----
  3.06%, 9/1/21 *

KANSAS  (0.5%)
Park City Industrial Revenue, Hayes                        6,975                  6,975
  Co., Inc., 3.05%, 9/15/16 *                                                     -----

KENTUCKY  (0.6%)
Webster County Industrial Revenue,                         8,000                  8,000
  Green River Project, 3.06%, 11/1/24 *                                           -----

MICHIGAN  (1.7%)
Commerce Charter Township,                                20,000                 20,000
  Downtown Development, 3.11%, 10/1/34 *
Hospital Association Financial Corp.,                      4,455                  4,455
  3.16%, 11/1/30 *                                                                -----

                                                                                 24,455
                                                                                 ------
MINNESOTA  (1.1%)
Minneapolis Taxable Pension, 3.02%,                       15,295                 15,295
  12/1/13 *                                                                      ------

MISSISSIPPI  (0.2%)
Business Finance Corp., Industrial                         3,100                  3,100
  Development Revenue, Koch Freezers                                              -----
  LLC, 3.06%, 3/1/17 *

NEW YORK  (1.2%)
Anti-Defamation League Foundation,                         9,900                  9,900
  3.04%, 1/1/34 *
Housing Development Corp., Multi                           7,800                  7,800
  Family Rental Housing Revenue, 3.00%,                                           -----
  6/1/33 *

                                                                                 17,700
                                                                                 ------
NORTH CAROLINA  (1.7%)
Capital Facilities Financial Agency                        5,500                  5,500
  Revenue, Wolfpack Powers, 3.02%,
  9/1/18 *
Roman Catholic Diocese, Series A,                         18,255                 18,255
  3.11%, 6/1/18 *                                                                ------

                                                                                 23,755
                                                                                 ------
NORTH DAKOTA  (0.5%)
Ward County Health Care Facilities                         7,400                  7,400
  Revenue, 3.05%, 7/1/31 *                                                        -----

OHIO  (0.3%)
Cleveland-Cuyahoga County, Port                            4,500                  4,500
  Authority Revenue, CBT Project, 3.10%,                                          -----
  6/1/31 *

PENNSYLVANIA  (0.2%)
Allegheny County, Industrial                               2,700                  2,700
  Development Authority Revenue, 3.11%,                                           -----
  5/1/15 *

TENNESSEE  (0.6%)
Jackson Energy Authority, 3.02%,                           8,450                  8,450
  10/1/25 *                                                                       -----

UTAH  (0.1%)
Housing Corp., Multi Family Revenue,                       2,061                  2,061
  3.35%, 1/1/22 *                                                                 -----

VIRGINIA  (0.4%)
Norfolk Redevelopment and Housing                          5,785                  5,785
  Authority Revenue, 3.02%, 8/1/13 *                                              -----

WASHINGTON  (0.5%)
Housing Finance Community,                                 3,980                  3,980
  Multifamily Revenue, Monticello Park
  Project, 2.96%, 8/1/26 *
State Housing Finance Community,                           1,610                  1,610
  Multi Family Revenue, Eaglepointe
  Apartments-B, 3.35%, 7/1/28 *
State Housing Finance Community,                           2,175                  2,175
  Multi Family Revenue,Winterhill                                                 -----
  Apartments- B, 3.35%, 7/1/28 *
                                                                                  7,765
                                                                                  -----

TOTAL MUNICIPAL BONDS                                                           255,786
                                                                                -------

U.S. GOVERNMENT AGENCIES  (1.4%)
FANNIE MAE  (1.4%)
1.75%, 5/23/05                                            10,000                  9,997
1.85%, 6/3/05                                             10,000                 10,000
                                                                                 ------
                                                                                 19,997
                                                                                 ------
TOTAL U.S. GOVERNMENT AGENCIES                                                   19,997
                                                                                 ------

REPURCHASE AGREEMENTS  (11.1%)
State Street, 2.85%, 5/2/05                                3,710                  3,710
  (Proceeds at maturity, $3,711,
  Collateralized by a U.S. Government
  Agency security)
UBS Investment Bank, 2.94%, 5/2/05                       155,000                155,000
  (Proceeds at maturity, $155,038,                                              -------
  Collateralized by various U.S.
  Government Agency securities)

TOTAL REPURCHASE AGREEMENTS                                                     158,710
                                                                                -------

MONEY MARKETS  (0.6%)
Aim Funds Liquid Assets Portfolio -                    5,317,344                  5,318
  Institutional Class
Goldman Sachs Financial Square Prime                   2,859,468                  2,859
  Obligations Fund                                                                -----

TOTAL MONEY MARKETS                                                               8,177
                                                                                  -----


TOTAL (COST $1,439,527) (a)   -   100.5%                                     $1,439,527
                                                                             ==========
------------

Percentages indicated are based on net assets of $1,432,063.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
CERTIFICATES OF DEPOSIT  (6.3%)
Bank of Montreal, 2.78%, 1/6/06 *                         12,000                $11,996
Barclays Bank PLC, 2.78%, 10/31/05 *                      10,000                  9,999
Canadian Imperial Bank Yankee CD,                          5,000                  5,000
  2.79%, 5/31/05 *
Deutsche Bank, 2.40%, 10/7/05                              5,000                  4,985
Harris Trust & Savings, 2.79%, 9/14/05 *                  25,000                 25,000
SunTrust Bank, 3.33%, 10/12/05                            15,000                 15,000
                                                                                 ------
TOTAL CERTIFICATES OF DEPOSIT                                                    71,980
                                                                                 ------

COMMERCIAL PAPER  (26.7%)
Abby National Treasury Service, 2.84%, 5/2/05 **          20,000                 19,997
American Express Credit Corp., 2.73%, 5/3/05 **           15,000                 14,997
Barclays Bank PLC, 2.75%, 5/30/05 **                      10,000                  9,985
Barclays Capital, 2.99%, 6/16/05 **                        5,100                  5,081
Bear Stearns & Co., 3.03%, 6/27/05 **                     15,000                 14,929
BNP Paribas, 2.77%, 5/18/05 **                             8,000                  7,990
BNP Paribas, 2.98%, 6/22/05 **                             5,000                  4,979
BNP Paribas, 3.12%, 7/26/05 **                             7,300                  7,246
Citigroup Global Markets, 3.06%, 7/13/05 **               10,775                 10,709
Deutsche Bank, 2.81%, 5/30/05 **                          10,000                  9,989
Dexial Delaware LLC, 3.02%, 6/22/05 **                    15,000                 14,935
DPFEUR, 2.82%, 5/23/05 **                                 10,000                  9,983
DPFUER, 2.69%, 5/2/05 **                                   7,145                  7,144
General Electric Capital Corp., 2.81%, 5/5/05 **          20,000                 19,994
General Electric Capital Corp., 3.01%, 6/20/05 **         10,000                  9,958
HSBC Bank, 3.07%, 7/11/05 **                              15,000                 14,910
Michigan State Taxable, 2.59%, 10/19/05                    2,000                  2,000
Northern Trust Corp., 3.02%, 6/28/05 **                    5,000                  4,976
Purdue University Research Foundation, 2.75%, 5/4/05       9,250                  9,250
Purdue University Research Foundation, 2.78%, 5/4/05       1,000                  1,000
Rabobank Capital Funding Trust, 3.07%, 7/11/05 **         10,000                  9,940
San Jose California International Airport,
  3.11%, 6/28/05 **                                        7,733                  7,694
Shell Finance PLC, 3.01%, 7/6/05 **                       12,405                 12,337
Societe Generale, 2.84%, 5/12/05 **                       15,000                 14,987
Societe Generale, 2.91%, 7/14/05 **                        5,000                  4,970
Toyota Motor Corp., 2.75%, 5/6/05 **                      10,000                  9,996
Toyota Motor Corp., 3.02%, 6/30/05 **                     15,000                 14,925
UBS Investment Bank, 2.87%, 5/16/05 **                    11,960                 11,946
UBS Investment Bank, 2.82%, 6/1/05 **                      6,900                  6,883
University of Texas, 3.05%, 7/6/05                        10,342                 10,342
                                                                                 ------
TOTAL COMMERCIAL PAPER                                                          304,072
                                                                                -------

CORPORATE BONDS  (26.1%)
Abbey National Treasury Service, 2.81%, 5/26/05 *         15,000                 15,000
American Express Credit Corp., 2.92%,                     10,000                 10,001
8/9/05 *
Atlantic Richfield, 10.88%, 7/15/05                        5,850                  5,947

Bank of America Corp., 7.88%,                              5,967                  5,982
5/16/05
Bank One Corp., 7.63%, 8/1/05                              9,910                 10,040
Bank One Corp., 6.50%, 2/1/06                              5,000                  5,121
Bear Stearns & Co., Inc., 3.11%,                           5,000                  5,003
12/22/05 *
Bear Stearns & Co., Inc., 2.89%, 2/3/06                   15,000                 15,000
 *
BP Capital PLC, 4.63%, 5/27/05                             1,000                  1,002
Citigroup Global Markets, 6.88%,                           4,000                  4,019
6/15/05
Citigroup, Inc., 4.13%, 6/30/05                            5,000                  5,012
Citigroup, Inc., 6.75%, 12/1/05                           13,500                 13,787
Coca-Cola Co., 4.00%, 6/1/05                               8,000                  8,008
Cornerstone Funding Corp., 3.12%,                          6,700                  6,700
4/1/21 *
Credit Suisse First Boston, 2.76%,                        15,000                 14,999
5/4/05 *
Credit Suisse First Boston, 2.79%,                        13,200                 13,202
8/10/05 *
First Union Corp., 7.55%, 8/18/05                         14,700                 14,915
General Electric Capital Corp., 2.95%,                    10,000                 10,019
2/3/06 *
General Electric Capital Franchise                         2,750                  2,829
Financial, 7.88%, 11/30/05
Goldman Sachs Group, Inc., 7.63%,                         10,133                 10,281
8/17/05
Goldman Sachs Group, Inc., 3.05%,                          5,000                  5,010
2/21/06 *
Goldman Sachs Group, Inc., 3.32%,                         10,435                 10,456
4/20/06 *
Household Finance Corp., 2.83%,                           15,000                 15,000
7/5/05 *
Household Finance Corp., 6.50%,                            2,765                  2,821
1/24/06
Household Finance Corp., 3.38%,                            5,000                  4,983
2/21/06
International Lease Finance Corp.,                         2,700                  2,706
5.12%, 6/1/05
International Lease Finance Corp.,                         5,150                  5,168
5.95%, 6/6/05
Mellon Funding Corp., 7.50%,                               3,875                  3,900
6/15/05
Merrill Lynch & Co., 6.00%, 7/15/05                        4,110                  4,140
Merrill Lynch & Co., 3.59%, 1/13/06                        6,000                  6,020
*
Morgan Stanley Dean Witter, 7.75%,                        15,335                 15,433
6/15/05
National City Bank, 2.79%, 12/29/05                       12,000                 11,998
*
Societe Generale, 2.88%, 6/14/05 *                        15,000                 14,999
Societe Generale, 2.84%, 8/10/05 *                         3,000                  2,999
US Bank NA, 2.95%, 12/5/05 *                               3,300                  3,301
Wells Fargo & Co., 6.20%, 12/1/05                          1,600                  1,628
Wells Fargo Co., 2.94%, 5/15/06 *                         10,000                 10,000
                                                                                 ------
TOTAL CORPORATE BONDS                                                           297,429
                                                                                -------

DEMAND NOTES  (5.0%)
Capital One Funding, 3.03%, 8/2/21,                        4,600                  4,600
(LOC: Bank One) *

Capital One Funding, 3.03%, 4/1/26,                       11,143                 11,143
(LOC: Bank One) *
Cornerstone Funding Corp., 3.12%,                          4,585                  4,585
11/15/06, (LOC:  SunTrust) *
Cornerstone Funding Corp., 3.12%,                          4,215                  4,215
1/1/34, (LOC:  SunTrust) *
Flatrock River Lodge LP, 3.16%,                            1,520                  1,520
7/1/16, (LOC: FHLB) *
Gulf Gate Apartments, 3.07%, 9/1/28,                       2,000                  2,000
(LOC: Wells Fargo) *
Kahala Senior Living Community,                            3,945                  3,945
3.10%, 11/15/33, (LOC: LaSalle Bank)
*
Lodge of the Wabash, 3.16%, 7/1/16,                        1,730                  1,730
(LOC: FHLB) *
Metaltec Steel Abrasive, 3.14%,                            4,760                  4,760
11/1/34, (LOC: Comerica Bank) *
Northport Baptist Church, 3.11%,                           3,100                  3,100
9/1/24, (LOC: Regions Financial Corp.)
*
Park State Properties LLC, 3.01%,                          5,500                  5,500
11/1/34, (LOC: US Bank) *
Praise Tabernacle Outreach, 3.11%,                         3,950                  3,950
6/1/24, (LOC: Commerica Bank) *
Vancouver Clinic Building, 3.10%,                          4,550                  4,550
2/1/24, (LOC: US Bank) *
White River Lodge LP, 3.16%, 7/1/16,                       1,625                  1,625
(LOC: FHLB) *                                                                     -----

TOTAL DEMAND NOTES                                                               57,223
                                                                                 ------

MUNICIPAL BONDS  (24.1%)
ARIZONA  (0.3%)
Tucson  Airport Authority, Inc., 3.02%,                    3,635                  3,635
12/1/18 *                                                                         -----

ARKANSAS  (1.5%)
Northwest Regional Airport Authority,                     15,725                 15,725
Airport Revenue, Series A, 3.06%, 2/1/21
 *
Northwest Regional Airport Authority,                      1,850                  1,850
Airport Revenue, Series B, 3.06%, 2/1/08                                          -----
 *
                                                                                 17,575
                                                                                 ------

CALIFORNIA  (3.3%)
Kern Water Authority Revenue, Series                       4,900                  4,900
B, 3.07%, 7/1/28 *
Sacramento County, 3.03%, 7/1/22 *                         5,000                  5,000
Sacramento County Housing Authority,                       2,250                  2,250
Multifamily Revenue, Natomas Park
Apartments, Series B, 2.97%, 7/15/35 *
Saint Michael's Episcopal Day School,                      2,440                  2,440
3.13%, 7/1/28 *
San Jose Financing Authority Lease                         8,000                  8,000
Revenue, Hayes Mansion, Phase B,
3.03%, 7/1/24 *
Statewide Community Development                            5,010                  5,010
Authority, Multifamily Revenue, Dublin,
2.99%, 12/15/37 *

Statewide Community Development                            5,550                  5,550
Authority, Multifamily Revenue, Fairway
Properties, 2.99%, 12/15/37 *
Statewide Community Development                            3,145                  3,145
Authority, Multifamily Revenue, Palms
Apartments, 2.95%, 5/15/35 *
Statewide Community Development                            1,600                  1,600
Authority, Multifamily Revenue, Series                                            -----
X-T, 2.97%, 10/15/32 *
                                                                                 37,895
                                                                                 ------

COLORADO  (0.1%)
Denver City & County Airport Revenue,                      1,600                  1,600
  Series D, 3.03%, 11/15/05 *                                                     -----


FLORIDA  (0.1%)
Lee County Industrial Development                            955                    955
Authority Revenue, Suncoast Aluminum,                                               ---
Series B, 3.02%, 10/1/22 *

GEORGIA  (2.1%)
Albany Dougherty, Payroll Development                      5,035                  5,035
 Authority, 2.91%, 7/1/24 *
Athens-Clarke County Industrial                            3,550                  3,550
Development Authority Revenue,
Leucadia Inc., Project, 2.90%, 7/1/07 *
Atlanta Urban Residential Finance                            700                    700
Authority, 2.93%, 1/1/23 *
Augusta Housing Authority Multifamily                        500                    500
Revenue, 3.10%, 5/15/33 *
Gwinnett County Development                                6,300                  6,300
Authority, Hopewell Christian Academy,
3.02%, 12/1/21 *
Municipal Gas Authority Revenue,                           7,875                  7,875
3.09%, 2/1/15 *                                                                   -----

                                                                                 23,960
                                                                                 ------

ILLINOIS  (1.4%)
Evanston, Maple Street Parking Facility,                   2,000                  2,000
 3.08%, 12/1/21 *
Financial Authority Revenue, Fairview                      1,180                  1,180
Obligation, Series D, 3.10%, 8/15/34 *
Financial Authority Revenue, Fariview                     12,595                 12,595
                                                                                 ------
Obligation, Series C, 3.10%, 8/15/34 *
                                                                                 15,775
                                                                                 ------

INDIANA  (2.7%)
Health Facilities Financing Authority                      5,500                  5,500
Revenue, 3.03%, 4/1/24 *
Health Facilities Financing Authority,                    24,375                 24,375
Hospital Revenue, Community
Foundation of Northwest Indiana, Series
B, 3.00%, 8/1/25 *
Indianapolis Economic Development                            991                    991
Multifamily Housing Revenue, Series B,                                              ---
3.05%, 11/1/36 *
                                                                                 30,866
                                                                                 ------

IOWA  (0.5%)
Finance Authority Retirement                               5,315                  5,315
Community Revenue, 3.10%, 12/1/20 *                                               -----

KENTUCKY  (1.2%)
Bardstown Industrial Revenue, 3.11%,                       7,950                  7,950
6/1/24 *

Boone County Industrial Revenue,,                          5,550                  5,550
3.20%, 6/1/23 *                                                                   -----

                                                                                 13,500
                                                                                 ------

MICHIGAN  (3.8%)
Canton Charter Township, General                           1,500                  1,500
Obligation, 3.16%, 3/1/11 *
Commerce Charter Township,                                13,000                 13,000
Downtown Development, 3.14%, 10/1/18
*
Commerce Charter Township,                                15,000                 15,000
Downtown Development, 3.11%, 10/1/34
*
Grand Traverse Band Economic                               7,600                  7,600
Development Corp, 3.02%, 9/1/18 *
Strategic Fund, Limited Obligation                           300                    300
Revenue, Carpenter Enterprises, 3.03%,
10/1/05 *
Ypsilanti Charter Township, Taxable                        4,745                  4,745
Capital Improvements, Series B, 3.16%,                                            -----
4/1/19 *
                                                                                 42,145
                                                                                 ------

MINNESOTA  (0.4%)
Plymouth Revenue, Carlson Center                           1,200                  1,200
Project, 3.10%, 4/1/12 *
St. Paul Port Authority District, 3.15%,                   3,655                  3,655
3/1/22 *                                                                          -----

                                                                                  4,855
                                                                                  -----

MISSOURI  (0.8%)
Kansas City Industrial Development                         8,930                  8,930
Authority, Taxable Downtown Arena,                                                -----
3.09%, 4/1/40 *


NEBRASKA  (1.0%)
Omaha Special Obligation, Riverfront                      11,765                 11,765
Redevelopment, 3.16%, 2/1/26 *                                                   ------

NEW MEXICO  (0.3%)
Albuquerque Industrial Revenue,                            1,900                  1,900
KTECH Corp. Project, 2.90%, 11/1/22
*
Chaves County Revenue, 3.02%, 8/1/09                       1,890                  1,890
                                                                                  -----
*
                                                                                  3,790
                                                                                  -----

NEW YORK  (0.4%)
Housing Finance Agency, Service                            4,700                  4,700
Contract Revenue, Series F, 3.00%,                                                -----
9/15/07 *

NORTH CAROLINA  (0.9%)
Roman Catholic Diocese, Series A,                          9,760                  9,760
3.11%, 6/1/18 *                                                                   -----

OHIO  (0.8%)
Cuyahoga County Ohio Health Care                           4,295                  4,295
Revenue, 3.11%, 5/15/12 *
Richland County, Healthcare Facilities                     5,000                  5,000
Revenue, Wesleyan, Series B, 3.03%,                                               -----
11/1/27 *
                                                                                  9,295
                                                                                  -----

PENNSYLVANIA  (0.1%)
Berks County Industrial  Development                       1,700                  1,700
Authority Revenue, 3.18%, 7/1/16 *                                                -----

SOUTH CAROLINA  (0.3%)
Facilities Authority, 3.02%, 6/1/10 *                      3,760                  3,760
                                                                                  -----
TEXAS  (0.3%)
Alamo Heights Higher Education                             1,630                  1,630
Facilities Corp., 2.96%, 4/1/07 *
Houston Health Facilities Development                      1,310                  1,310
Corp., 3.18%, 2/15/34 *                                                           -----

                                                                                  2,940
                                                                                  -----

UTAH  (0.9%)
Telecommunication  Infrastucture                           7,000                  7,000
Agency, 3.02%, 7/15/26 *
Tooele City Industrial Development                         3,500                  3,500
Revenue, Series A, 3.10%, 10/1/22 *                                               -----

                                                                                 10,500
                                                                                 ------

VIRGINIA  (0.5%)
Arlington County Industrial                                5,300                  5,300
                                                                                  -----
Development Authority, 2.86%, 2/1/16
*

WASHINGTON  (0.4%)
Housing  Finance Community                                 2,000                  2,000
Multifamily Housing Revenue, Everett,
Series B, 2.96%, 1/15/38 *
Housing Finance Community                                  1,260                  1,260
Multifamily Revenue, Granite Falls,
Series B, 2.95%, 10/1/27 *
Housing Finance Community                                    860                    860
Multifamily Revenue, Summer Ridge,                                                  ---
Series B, 3.15%, 12/1/29 *

                                                                                  4,120
                                                                                  -----

TOTAL MUNICIPAL BONDS                                                           274,636
                                                                                -------

U.S. GOVERNMENT AGENCIES  (0.7%)
FREDDIE MAC  (0.7%)
3.08%, 1/15/42 *                                           7,915                  7,915
                                                                                  -----
TOTAL U.S. GOVERNMENT AGENCIES                                                    7,915
                                                                                  -----

REPURCHASE AGREEMENTS  (10.3%)
State Street, 2.85%, 5/2/05                                7,656                  7,656
  (Proceeds at maturity, $7,658,
  Collateralized by a U.S.
  Government Agency security)
UBS Investment Bank, 2.94%, 5/2/05                       110,000                110,000
                                                                                -------
  (Proceeds at maturity, $110,027,
  Collateralized by various U.S.
  Government Agency securities)
TOTAL REPURCHASE AGREEMENTS                                                     117,656
                                                                                -------
MONEY MARKETS  (0.6%)

AIM Funds Liquid Assets Portfolio                      5,377,167                  5,378
-Institutional Class
Goldman Sachs Financial Square Prime                   1,564,361                  1,564
                                                                                  -----
Obligations Fund
TOTAL MONEY MARKETS                                                               6,942
                                                                                  -----

TOTAL (COST $1,137,853) (a)   -   99.8%                                      $1,137,853
                                                                             ==========
------------

Percentages indicated are based on net assets of $1,139,579.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
U.S. GOVERNMENT AGENCIES  (66.8%)
FANNIE MAE  (20.8%)
2.71%, 5/4/05 **                                           5,000                 $4,999
2.75%, 5/11/05 **                                         10,000                  9,992
2.74%, 5/18/05 **                                          5,000                  4,994
2.86%, 5/25/05 **                                         15,287                 15,258
1.85%, 6/3/05                                              5,000                  5,000
2.89%, 6/8/05 **                                           5,000                  4,985
2.89%, 6/14/05 **                                          5,000                  4,982
5.75%, 6/15/05                                             2,222                  2,230
2.97%, 6/22/05 **                                         19,511                 19,428
3.00%, 7/11/05 **                                          8,000                  7,953
3.04%, 7/13/05 **                                         10,300                 10,237
2.85%, 7/20/05 **                                          5,000                  4,969
2.86%, 7/22/05 **                                          5,020                  4,987
2.87%, 8/17/05 *                                          20,000                 19,998
2.83%, 9/15/05 *                                          10,000                  9,998
2.32%, 9/30/05                                             2,750                  2,738
3.09%, 10/7/05 *                                          15,000                 15,007
2.84%, 12/9/05 *                                          14,750                 14,744
2.78%, 1/9/06 *                                           11,250                 11,246
                                                                                 ------
                                                                                173,745
                                                                                -------
FEDERAL FARM CREDIT BANK  (1.2%)
2.75%, 7/22/05 *                                          10,000                 10,000
                                                                                 ------
FEDERAL HOME LOAN BANK  (19.7%)
1.50%, 5/4/05                                              4,000                  4,000
2.70%, 5/4/05 **                                          15,000                 14,997
2.76%, 5/6/05 **                                          10,000                  9,996
2.75%, 5/13/05 **                                         13,769                 13,756
2.82%, 5/18/05 **                                          5,000                  4,993
2.86%, 5/20/05 **                                         35,000                 34,946
2.85%, 6/10/05 **                                          9,985                  9,954
3.10%, 7/13/05 **                                          3,400                  3,379
2.94%, 7/26/05 *                                           8,000                  8,000
1.75%, 8/15/05                                             4,725                  4,711
3.25%, 8/15/05                                             6,440                  6,456
2.20%, 8/18/05                                             3,500                  3,499
2.03%, 8/26/05                                             2,000                  1,992
2.87%, 9/16/05 *                                          25,000                 24,996
3.22%, 10/12/05 **                                         5,000                  4,928
2.18%, 1/30/06                                             2,240                  2,222
3.185%, 2/7/06                                             5,000                  4,986
5.375%, 2/15/06                                            3,500                  3,548
5.125%, 3/6/06                                             1,500                  1,517
2.315%, 4/28/06                                            1,250                  1,234
                                                                                  -----
                                                                                164,110
                                                                                -------

FREDDIE MAC  (25.1%)
2.74%, 5/2/05 **                                          15,000                 14,999
2.74%, 5/3/05 **                                           7,913                  7,912
2.66%, 5/10/05 **                                         20,000                 19,986
2.74%, 5/17/05 **                                         21,200                 21,174
2.86%, 5/24/05 **                                         40,000                 39,926

2.81%, 5/27/05 **                                          7,100                  7,086
2.78%, 6/15/05 **                                          5,000                  4,983
2.98%, 6/21/05 **                                          7,328                  7,297
2.99%, 7/12/05 **                                         12,700                 12,625
3.02%, 7/19/05 **                                          5,000                  4,967
2.85%, 7/26/05 **                                         10,871                 10,798
3.10%, 8/1/05 **                                           5,000                  4,961
1.80%, 8/4/05                                              3,500                  3,487
2.88%, 8/9/05 **                                           5,000                  4,961
2.73%, 11/7/05 *                                          14,390                 14,391
2.13%, 11/15/05                                              575                    572
2.05%, 11/28/05                                            4,000                  3,982
3.08%, 1/15/42 *                                          24,734                 24,734
                                                                                 ------
                                                                                208,841
                                                                                -------

TOTAL U.S. GOVERNMENT AGENCIES                                                  556,696
                                                                                -------

REPURCHASE AGREEMENTS  (31.3%)
State Street, 2.85%, 5/2/05                               55,741                 55,741
  (Proceeds at maturity, $55,754,
  Collateralized by a U.S. Government Agency
  security)
UBS Investment Bank, 2.94%, 5/2/05                       205,000                205,000
  (Proceeds at maturity, $205,050                                               -------
  Collateralized by various U.S. Government
  Agency securities)

TOTAL REPURCHASE AGREEMENTS                                                     260,741
                                                                                -------

MONEY MARKETS  (2.0%)
AIM Treasury Money Market Fund                        17,007,480                 17,007
                                                                                 ------
TOTAL MONEY MARKETS                                                              17,007
                                                                                 ------


TOTAL (COST $834,444) (a)   -   100.1%                                         $834,444
                                                                               ========
------------

Percentages indicated are based on net assets of $833,797.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
U.S. GOVERNMENT AGENCIES  (97.2%)
FEDERAL FARM CREDIT BANK  (28.5%)
2.62%, 5/5/05 **                                           2,500                 $2,499
2.73%, 6/7/05 **                                           3,000                  2,992
2.75%, 7/22/05 *                                          10,000                 10,000
2.77%, 8/10/05 *                                          10,000                 10,000
3.03%, 9/1/05 *                                           16,000                 16,003
2.89%, 10/20/05 *                                         11,500                 11,498
2.40%, 10/27/05                                            1,250                  1,244
2.78%, 5/8/06 *                                           15,000                 15,001
                                                                                 ------
                                                                                 69,237
                                                                                 ------
FEDERAL HOME LOAN BANK  (65.8%)
2.70%, 5/2/05 **                                           7,500                  7,499
2.76%, 5/4/05 **                                          10,000                  9,998
2.71%, 5/6/05 **                                          11,000                 10,996
2.80%, 5/9/05 **                                           1,000                    999
1.63%, 5/10/05                                             2,000                  1,999
2.78%, 5/12/05 **                                          5,799                  5,794
4.13%, 5/13/05                                             5,050                  5,053
2.81%, 5/18/05 **                                         10,000                  9,987
2.85%, 5/20/05 **                                         14,000                 13,979
2.90%, 5/25/05 **                                         10,000                  9,981
2.91%, 5/27/05 **                                          3,500                  3,493
2.91%, 6/8/05 **                                           1,595                  1,590
2.91%, 6/10/05 **                                          3,800                  3,788
6.96%, 6/15/05                                             2,500                  2,513
2.93%, 6/20/05 **                                          1,350                  1,345
2.90%, 6/22/05 **                                          8,500                  8,465
2.93%, 7/1/05 **                                           3,320                  3,304
2.95%, 7/6/05 **                                          10,000                  9,946
3.00%, 7/11/05 **                                          1,782                  1,772
1.46%, 7/19/05                                             1,000                    997
1.45%, 7/22/05                                             1,500                  1,497
2.87%, 7/29/05 **                                          5,000                  4,965
1.70%, 8/5/05                                              2,500                  2,492
1.75%, 8/15/05                                             4,440                  4,426
3.25%, 8/15/05                                             3,550                  3,551
2.25%, 8/30/05                                             3,850                  3,848
2.87%, 9/16/05 *                                          15,000                 14,997
3.22%, 10/12/05 **                                         2,500                  2,464
6.50%, 11/15/05                                            1,000                  1,019
3.19%, 2/7/06                                              2,000                  1,994
2.92%, 3/1/06 *                                            5,000                  5,000
                                                                                  -----
                                                                                159,751
                                                                                -------
TENNESSEE VALLEY AUTHORITY  (2.9%)
6.38%, 6/15/05                                             7,000                  7,032
                                                                                  -----
TOTAL U.S. GOVERNMENT AGENCIES                                                  236,020
                                                                                -------

MONEY MARKETS  (2.7%)
Goldman Sachs Financial Square Federal Fund            5,432,691                  5,432

STIT Government Tax Advantage Fund                     1,023,546                  1,024
                                                                                  -----

TOTAL MONEY MARKETS                                                               6,456
                                                                                  -----

TOTAL (COST $242,476) (a)   -   99.9%                                          $242,476
                                                                               ========
------------

Percentages indicated are based on net assets of $242,726.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
TREASURY NOTES  (6.3%)
6.75%, 5/15/05                                            20,000                $20,036
5.75%, 11/15/05                                           45,000                 45,675
1.63%, 2/28/06                                            10,000                  9,863
                                                                                  -----
TOTAL TREASURY NOTES                                                             75,574
                                                                                 ------

TREASURY BILLS  (12.4%)
2.54%, 6/23/05 **                                         50,000                 49,811
2.87%, 8/4/05 **                                          35,000                 34,735
3.08%, 9/8/05 **                                          10,000                  9,890
3.01%, 9/15/05 **                                         30,000                 29,659
3.10%, 10/20/05 **                                        25,000                 24,636
                                                                                 ------
TOTAL TREASURY BILLS                                                            148,731
                                                                                -------

REPURCHASE AGREEMENTS  (81.2%)(B)
ABN AMRO, 2.83%, 5/2/05                                  175,000                175,000
Bank of America, 2.85%, 5/2/05                            50,000                 50,000
Barclays Capital, 2.83%, 5/2/05                          200,000                200,000
Deutsche Bank, 2.90%, 5/2/05                             200,000                200,000
Nesbitt Burns, 2.83%, 5/2/05                              50,000                 50,000
Societe Generale, 2.83%, 5/2/05                           50,000                 50,000
State Street, 2.76%, 5/2/05                                8,808                  8,808
UBS Investment Bank, 2.86%, 5/2/05                       235,000                235,000
                                                                                -------
TOTAL REPURCHASE AGREEMENTS                                                     968,808
                                                                                -------

MONEY MARKETS  (0.2%)

AIM Treasury Money Market Fund                         2,915,381                  2,915
                                                                                  -----
TOTAL MONEY MARKETS                                                               2,915
                                                                                  -----


TOTAL (COST $1,196,028) (a)   -   100.1%                                     $1,196,028
                                                                             ==========
------------

Percentages indicated are based on net assets of $1,195,211.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMERCIAL PAPER  (7.7%)
MICHIGAN  (7.7%)
Building Authority, 2.68%, 7/21/05                        10,000                $10,000
Modal, Series 2002 A, GO, 2.00%,                           2,000                  2,000
10/4/05                                                                           -----

                                                                                 12,000
                                                                                 ------
TOTAL COMMERCIAL PAPER                                                           12,000
                                                                                 ------

MUNICIPAL BONDS  (91.6%)
MICHIGAN  (88.6%)
Bay City, Series B, GO, 2.50%,                               330                    331
10/1/05
Building Authority Revenue, State                          1,700                  1,721
Police Communications III, 5.00%,
10/1/05
Central Wayne County Sanitation                              500                    502
Authority, 4.75%, 7/1/05
Deckerville Community School District,                       305                    305
 GO, 2.00%, 5/1/05
Delhi Township, GO, 2.00%, 5/1/05                            320                    320
Detroit Sewage Disposal, 5.00%, 7/1/25,                    2,700                  2,714
 (Prerefunded 7/1/05 @ 100)
Detroit Water Supply Systems, 3.00%,                       1,290                  1,292
7/1/05
Detroit Waterfront Reclamation, Series                     7,405                  7,404
C, 3.15%, 5/1/09 *
Farmington Hills Economic                                    655                    655
Development Corp., Marketing Displays,
(AMT), 2.60%, 9/1/08 *
Genesee County Economic Development                        2,365                  2,365
 Corp., Rawcar Group, (AMT), 3.13%,
5/1/20 *
Holly Area School District, GO, 5.63%,                       130                    131
5/1/25, (Prerefunded 5/1/05 @ 101)
Holly Area School District,                                  820                    828
Refunded-1999, GO, 5.38%, 5/1/12,
(Prerefunded 5/1/05 @ 101)
Hospital Finance Authority Revenue                           555                    555
Balmoral, Inc., 1.75%, 9/1/16 *
Housing Development Authority, Hunt                          500                    500
Club Apartments, 3.04%, 7/15/35 *
Housing Development Authority, Ltd.,                       3,900                  3,900
3.05%, 1/1/29 *
Housing Development Authority, Rental                      1,065                  1,065
 Housing Revenue, Series B, 1.90%,
10/1/05
Housing Development Authority, Series                      3,000                  3,000
A, 3.05%, 9/1/35 *
Huron Valley School District, GO,                            200                    200
5.63%, 5/1/05
Jackson Public Schools, 2.50%, 5/1/05                        200                    200
Kalamazoo Hospital Finance Authority,                      1,000                  1,001
Refunding & Improvement, Bronson
Methodist Hospital, 5.25%, 5/15/05
Leelanau County Economic                                     660                    660
Development Corp., American
Community Mutual Insurance Co.,
1.65%, 6/15/06 *
Marquette County Economic                                    900                    900
Development Corp., Pioneer Labs, Inc.,
Series A, (AMT), 3.19%, 6/1/12 *
Municipal Bond Authority, Clean Water                        200                    202
 Revolving Fund, 5.00%, 10/1/05
Municipal Building Authority Revenue,                      1,000                  1,004
Series B-1, 3.00%, 8/19/05
Novi, GO, 4.90%, 10/1/05                                     250                    253
Oakland County Economic Development                        2,035                  2,035
 Corp., Limited Obligation Revenue,
Moody Family, Ltd., (AMT), 3.15%,
9/1/12 *
Oakland County Economic Development                        1,900                  1,900
 Corp., North America, (AMT), 3.15%,
7/1/18 *
Riverview Community School District,                         860                    860
GO, 2.00%, 5/1/05
South Central Power Agency, Power                          1,935                  1,970
Supply System Revenue, 5.80%,
11/1/05
Southfield Economic Development,                             200                    200
Lawrence Technical University Project,
3.00%, 10/1/31 *
Southfield Public Schools, School                            995                    996
Building & Site, Series B, GO, 2.00%,
5/1/05
St. Clair Shores Economic Development                        350                    350
 Corp., Borman's, Inc., (AMT), 3.18%,
10/15/06 *
State Building Authority Revenue,                          1,000                  1,015
Facilities Program, Series I, 5.00%,
10/15/05
State Comprehensive Transportation                           225                    225
Revenue Bonds, Series A, 5.00%,
5/15/05
State Hospital Financial Authority                         1,400                  1,400
Revenue, Holland Community Hospital,
Series B, 3.02%, 1/1/34 *
State, Series A, GO, 3.50%, 9/30/05                        4,000                  4,025
Sterling Heights Economic Development                        670                    670
 Corp., Sterling Shopping Center, 3.01%,
 12/1/10 *
Strategic Fund, Automatic Spring,                          1,300                  1,300
(AMT), 3.19%, 9/1/10 *
Strategic Fund, Banks Hardwoods, Inc.,                       882                    882
(AMT), 3.14%, 7/1/12 *
Strategic Fund, Biewer of Lansing,                         1,165                  1,165
(AMT), 3.14%, 5/1/19 *
Strategic Fund, Brazing Concepts Co.,                      1,900                  1,900
(AMT), 3.15%, 9/1/18 *
Strategic Fund, Donnelly Corp., Series                     4,500                  4,500
A, (AMT), 3.10%, 3/1/10 *
Strategic Fund, Donnelly Corp., Series                     2,500                  2,500
B, (AMT), 1.65%, 4/1/08 *
Strategic Fund, Emerson Schools,                           2,630                  2,630
3.07%, 7/1/24 *
Strategic Fund, Environmental Powder                         345                    345
Co., (AMT), 3.15%, 7/1/22 *
Strategic Fund, Fitz-Land LLC, (AMT),                      2,535                  2,535
 3.13%, 8/1/25 *
Strategic Fund, Fleet Engineers Project,                     200                    200
(AMT), 3.15%, 9/1/09 *
Strategic Fund, Forest City                                1,800                  1,800
Technologies, (AMT), 3.13%, 9/1/15 *
Strategic Fund, Frederick Wolfgang,                          820                    820
(AMT), 3.15%, 9/1/26 *
Strategic Fund, Glastender, Inc., (AMT),                     600                    600
 3.15%, 9/1/08 *
Strategic Fund, HP Pelzer, Inc., (AMT),                      800                    800
 3.15%, 3/1/11 *
Strategic Fund, Jedco, Inc., (AMT),                        2,320                  2,320
3.15%, 11/1/15 *
Strategic Fund, John Dekker & Sons,                          390                    390
(AMT), 3.15%, 1/1/18 *
Strategic Fund, Joy Properties LLC,                          300                    300
3.15%, 5/1/17 *
Strategic Fund, Kaspari Investments                          200                    200
LLC, (AMT), 3.15%, 6/1/09 *
Strategic Fund, Kazoo, Inc., (AMT),                          180                    180
2.55%, 3/15/07 *
Strategic Fund, Kundinger, (AMT),                          1,185                  1,185
3.15%, 2/1/29 *
Strategic Fund, Limited Obligated                          1,000                  1,000
Revenue, Oak Industrial Drive Project,
(AMT), 3.15%, 11/1/33 *
Strategic Fund, Limited Obligation                           800                    800
Revenue, All American Property LLC,
(AMT), 3.15%, 12/1/18 *
Strategic Fund, Limited Obligation                         3,125                  3,125
Revenue, American Litho Project, (AMT),
 3.24%, 2/1/31 *
Strategic Fund, Limited Obligation                           400                    400
Revenue, Besser International Sales Co.
Project, (AMT), 3.15%, 9/1/11 *
Strategic Fund, Limited Obligation                         1,990                  1,990
Revenue, BK Real Estate Project, (AMT),
 3.15%, 12/1/23 *
Strategic Fund, Limited Obligation                           200                    200
Revenue, Bowers Manufacturing Co.
(AMT), 3.15%, 9/1/10 *
Strategic Fund, Limited Obligation                           500                    500
Revenue, Cayman Chemical Company
Project, (AMT), 3.13%, 6/1/28 *
Strategic Fund, Limited Obligation                         1,000                  1,000
Revenue, Creative Foam Corp. (AMT),
3.15%, 11/1/11 *
Strategic Fund, Limited Obligation                         2,100                  2,100
Revenue, Delta Containers, Inc. (AMT),
3.15%, 3/1/11 *
Strategic Fund, Limited Obligation                           300                    300
Revenue, Harbor Industries, Inc. Project,
(AMT), 3.19%, 4/1/25 *
Strategic Fund, Limited Obligation                           700                    700
Revenue, Jet Enterprises, (AMT), 3.14%,
3/1/11 *
Strategic Fund, Limited Obligation                           200                    200
Revenue, Landscape Forms, Inc. Project,
(AMT), 3.15%, 5/1/14 *
Strategic Fund, Limited Obligation                         2,200                  2,200
Revenue, Metal Technologies Project,
(AMT), 3.13%, 7/1/19 *
Strategic Fund, Limited Obligation                           700                    700
Revenue, Midwest Kellering Co. Project,
(AMT), 3.15%, 6/1/19 *
Strategic Fund, Limited Obligation                         1,360                  1,360
Revenue, Motor City Mold, Inc. Project,
(AMT), 3.13%, 3/1/21 *
Strategic Fund, Limited Obligation                         1,100                  1,100
Revenue, Production Engineering Project,
(AMT), 3.13%, 6/1/13 *
Strategic Fund, Limited Obligation                         2,215                  2,215
Revenue, R. L. Adams Plastics, Inc.,
(AMT), 3.15%, 5/1/23 *
Strategic Fund, Limited Obligation                         1,140                  1,140
Revenue, RA Rink, LLC Project, (AMT),
 3.15%, 11/1/17 *
Strategic Fund, Limited Obligation                           500                    500
Revenue, RL Enterprises LLC (AMT),
3.15%, 12/1/09 *
Strategic Fund, Limited Obligation                           900                    900
Revenue, S.K.Y. Sakaiya Corp. Project,
(AMT), 3.14%, 5/1/10 *
Strategic Fund, Limited Obligation                           100                    100
Revenue, Whitehall Industries, Inc.
Project, (AMT), 3.15%, 3/1/25 *
Strategic Fund, Limited Obligation                           300                    300
Revenue, Whitehall Industries, Inc.,
(AMT), 3.15%, 11/1/20 *
Strategic Fund, Lions Bear Lake Camp                         510                    510
Project, 3.12%, 8/1/32 *
Strategic Fund, MacArthur, (AMT),                          2,200                  2,200
3.15%, 6/1/15 *
Strategic Fund, Maco Steel, Inc.,                          1,640                  1,640
(AMT), 3.15%, 3/1/24 *
Strategic Fund, Merrill Group, (AMT),                      1,140                  1,140
3.18%, 10/1/22 *
Strategic Fund, Middleville Tool & Die                     2,500                  2,500
Project, (AMT), 3.15%, 9/1/13 *
Strategic Fund, Patten Monument,                             780                    780
(AMT), 3.15%, 11/1/26 *
Strategic Fund, Phipps Emmett                              2,000                  2,000
Association, (AMT), 3.19%, 12/1/23 *
Strategic Fund, Proto-Techniques,                          2,535                  2,535
(AMT), 3.15%, 12/1/26 *
Strategic Fund, Protomark Corp.                              400                    400
Project, (AMT), 3.15%, 8/1/17 *
Strategic Fund, SFI Acquisition, Inc.,                       990                    990
(AMT), 3.15%, 2/1/28 *
Strategic Fund, Stegner East Investments                   3,135                  3,135
 LLC Project, (AMT), 3.15%, 6/1/29 *
Strategic Fund, Thompson Family                              955                    955
Holdings, (AMT), 3.23%, 7/1/28 *
Strategic Fund, Trenton Forging Co.,                       1,335                  1,335
(AMT), 3.13%, 6/1/20 *
Strategic Fund, Trio Tool Co., (AMT),                      1,325                  1,325
3.09%, 7/1/24 *
Strategic Fund, Ultra Tech Printing Co.,                   1,190                  1,190
 (AMT), 3.15%, 8/1/23 *
Strategic Fund, Waltec American                            1,615                  1,615
Forging, (AMT), 3.15%, 10/1/09 *
Strategic Fund, Warren Screw Products,                       500                    500
Inc., (AMT), 3.15%, 9/1/16 *
Strategic Fund, Waterland, (AMT),                          1,000                  1,000
3.39%, 6/1/25 *
Strategic Fund, Wright K Technology,                         645                    645
Inc., (AMT), 3.23%, 5/1/17 *
Strategic Fund, YMCA Detroit Project,                      1,000                  1,000
3.10%, 5/1/31 *
Traverse City Area Public Schools,                           950                    950
7.25%, 5/1/05
Tri County Area School District, 2.00%,                      610                    610
 5/1/05
Underground Storage Tank Financial                         4,000                  4,000
Assurance Authority, Series I, 6.00%,
5/1/05
University of Michigan Hospital                            1,000                  1,000
Revenue, Series A, 3.05%, 12/1/19 *
University of Michigan, Medical Service                    1,485                  1,485
Plan, Series A-1, 3.05%, 12/1/21 *
Vicksburg Community Schools, 2.00%,                          250                    250
5/1/05
Warren Economic Development Corp.,                           525                    525
Limited Obligation, CMX Corp., (AMT),
 2.55%, 3/15/07 *
Washtenaw County, Lyndon & Sylvan                            325                    325
Township Sewer Disposal, 2.50%,
5/1/05
Wayne Charter County Airport, (AMT),                       2,545                  2,589
5.25%, 12/1/05
Wayne Charter County, Airport                              1,035                  1,052
Revenue, Detroit Metropolitan, Series D,
5.25%, 12/1/05
Wayne County Community College,                              250                    251
4.50%, 7/1/05
Willow Run Community Schools,                                500                    500
4.75%, 5/1/05                                                                       ---

                                                                                137,968
                                                                                -------

PUERTO RICO  (3.0%)
Industrial Medical & Environmental                         4,695                  4,695
                                                                                  -----
Pollution Control, Facilities Financing
Authority, Abbott Laboratories, 2.55%,
3/1/23 *

TOTAL MUNICIPAL BONDS                                                           142,663
                                                                                -------

MONEY MARKETS  (0.3%)
AIM Tax Free Money Market Fund                             6,654                      7
Dreyfus Tax Exempt Money Market                            8,089                      8
Fund
Goldman Sachs Financial Tax Free                          21,962                     22
Money Market Fund
Merrill Lynch Institutional Tax Exempt                   385,903                    386
Fund                                                                                ---

TOTAL MONEY MARKETS                                                                 423
                                                                                    ---

TOTAL (COST $155,086) (a)   -   99.6%                                          $155,086
                                                                               ========

------------

Percentages indicated are based on net assets of $155,635.

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                     VALUE
                                                    ------------                -------
COMMERCIAL PAPER  (5.7%)
ARIZONA  (2.8%)
Mesa, 2.32%, 7/7/05                                        4,970                 $4,970
                                                                                 ------
MICHIGAN  (2.9%)
Building Authority, 2.68%, 7/21/05                         5,000                  5,000
                                                                                  -----
TOTAL COMMERCIAL PAPER                                                            9,970
                                                                                  -----

MUNICIPAL BONDS  (92.8%)

ARIZONA  (0.6%)
Pima County, GO, 4.00%, 7/1/05                             1,000                  1,003
                                                                                  -----
COLORADO  (9.3%)
Arapahoe County Water and Wastewater                       1,500                  1,500
Authority Revenue, Series A, 3.02%,
12/1/33 *
Aurora Centretech, Metropolitan District,                  1,000                  1,000
 Series A, 2.30%, 12/1/28 *
Castlewood Ranch Metropolitan District,                    1,500                  1,500
 2.30%, 12/1/34
Central Platte Valley Metropolitan                           500                    499
District, 2.30%, 12/1/31 *
Colorado Springs, Pikes Peak YMCA,                           800                    800
3.00%, 11/1/22 *
Colorado Springs, Revenue, National                          665                    665
Strength and Condition, 3.10%, 11/1/22
*
Commerce City, 2.30%, 12/1/31                              2,290                  2,290
Dove Valley Metropolitan District,                         2,790                  2,790
Arapahoe County, 1.95%, 5/1/20 *
Durango, Revenue, Health and Human                           725                    725
Services, 3.10%, 12/15/14 *
Educational and Cultural Facility                            765                    765
Authority Revenue, Community Wireless
Park City, 3.07%, 12/1/23 *
Holland Creek, 2.95%, 6/1/41 *                               740                    740
Pinery West Metropolitan District No.                      3,200                  3,200
2, 1.95%, 11/1/32                                                                 -----

                                                                                 16,474
                                                                                 ------

GEORGIA  (1.8%)
Dekalb County, Development Authority                       1,000                  1,000
Revenue, Oglethorpe University, 3.00%,
10/1/29 *
Fulton County, Development Authority                       2,100                  2,100
Revenue, Holy Innocents Episcopal,                                                -----
3.00%, 8/1/24 *
                                                                                  3,100
                                                                                  -----

ILLINOIS  (19.2%)
Development Finance Authority, 3.03%,                      2,000                  2,000
 4/1/32 *
Development Finance Authority                              2,000                  2,000

Revenue, McCormick Theological, Series
B, 3.03%, 6/1/35 *
Development Finance Authority                              3,170                  3,170
Revenue, St. Anne Place Project, 3.13%,
6/1/22 *
Development Finance Authority, WTVP                        3,650                  3,651
 Channel 47, Series A, Lake County
Family YMCA, 3.05%, 9/1/22 *
Educational Facilities Authority, Field                    4,900                  4,900
Museum of Natural History, 3.00%,
11/1/25 *
Galesburg, Knox College, 3.00%, 7/1/24                     2,400                  2,400
 *
Health Facilities Authority, 2.96%,                        2,000                  2,000
1/1/16 *
Hopedale, Industrial Development,                            940                    940
Hopedale Medical Foundation, 3.02%,
5/1/09 *
Lake Villa, Allendale Association,                         4,835                  4,835
3.07%, 10/1/26 *
Macon County, Millikin University,                         1,300                  1,300
3.03%, 10/1/31 *
Peoria, Peoria Academy, 3.10%, 9/1/26                      4,400                  4,400
*
Rock Island County Public Building                           205                    207
Commission, Justice Center, 4.35%,
12/1/05
Springfield Community Improvement,                         1,000                  1,000
3.03%, 12/1/25 *
Winnebago County Health Care Facility                      1,270                  1,270
Revenue, Crusader Clinic, 3.02%, 1/1/17                                           -----
*
                                                                                 34,073
                                                                                 ------

INDIANA  (10.8%)
Bluffton-Harrison High School Building                       240                    240
Corp., 3.00%, 8/1/05
Brownstone District School Building                          280                    280
Corp., 3.00%, 7/10/05
Crawfordsville, Economic Development,                      3,381                  3,381
Autumn Woods Apartments, Series A,
3.02%, 1/1/30 *
Dekko Foundation Educational Facilities                      650                    650
 Revenue, Series I, 3.20%, 4/1/21 *
Development Financial Authority,                           3,600                  3,600
Mental Health, 3.10%, 12/1/22 *
Development Financial Authority,                           1,420                  1,420
Regional Council of Carpenters, 3.12%,
9/1/31 *
Greenfield, Economic Development,                             50                     50
3.27%, 9/1/05 *
Hamilton Southeastern Consolidated                           290                    291
School Building Corp., 3.00%, 1/10/06
Healthcare Facilities Revenue, Southern                    1,650                  1,650
Indiana Rehabilitation Hospital, 3.10%,
4/1/20 *
Indianapolis, State Development Finance                    2,555                  2,555
 Authority, Lutheran Educational
Facilities Project, 3.10%, 10/1/17 *

Logansport High School Building                              335                    336
Corp., 3.00%, 7/15/05
Mount Vernon of Hancock County                               320                    323
Multi-School Building Corp., 4.00%,
1/15/06
Northwest Allen School Building Corp.,                       500                    501
 3.00%, 7/15/05
Plymouth Multi-School Building Corp.,                        750                    752
 3.00%, 1/10/06
Saint Joseph County, Economic                              2,600                  2,600
Development Revenue, 3.10%, 6/1/22 *
West Clark School Building Corp.,                            495                    497
3.00%, 1/15/06                                                                      ---

                                                                                 19,126
                                                                                 ------

IOWA  (0.9%)
Financial Authority, Diocese of Sioux                      1,640                  1,640
City, 3.00%, 3/1/19 *                                                             -----

MARYLAND  (0.6%)
Baltimore County Economic                                  1,000                  1,000
Development Revenue, Garrison Forest                                              -----
School Project, 3.05%, 6/1/26 *

MICHIGAN  (14.6%)
Hospital Finance Authority, St. John                       1,000                  1,001
Hospital & Medical Center, 5.00%,
5/15/05
Hospital Financial Authority Revenue,                      5,725                  5,725
Crittenton Hospital, Series A, 3.05%,
3/1/14 *
Hospital Financial Authority Revenue,                      2,500                  2,500
Crittenton Hospital, Series A, 3.05%,
3/1/30 *
Jackson County Hospital Financial                          1,450                  1,450
Authority, Hospital Revenue, W.A. Foote
 Memorial Hospital-B, 3.02%, 6/1/26 *
Jackson Public Schools, 3.00%,                             1,000                  1,002
8/23/05
Mancelona Area Water, Sewer Authority,                       990                    990
 Water Supply Systems Revenue, 3.07%,
4/1/21 *
Marquette City Hospital Finance,                           1,000                  1,000
Marquette General Hospital Group,
3.00%, 7/1/09 *
Southfield Economic Development,                           2,800                  2,800
Lawrence Technical University Project,
3.00%, 10/1/31 *
Strategic Fund, Limited Obligation                         2,100                  2,100
Revenue, Detroit Symphony Project,
Series B, 3.05%, 6/1/31 *
Strategic Fund, Limited Obligation                           100                    100
Revenue, Henry Ford Museum Village
Project, 3.03%, 12/1/33 *
Strategic Fund, Limited Obligation                         6,645                  6,645
Revenue, Lansing Saint Vincent Home
Project, 3.00%, 8/1/28 *
Strategic Fund, Lions Bear Lake Camp                         600                    600
Project, 3.12%, 8/1/32 *                                                            ---

                                                                                 25,913
                                                                                 ------
MINNESOTA  (4.0%)
Lauderdale, Children's Home Society,                         730                    730
3.15%, 12/1/30 *

Minneapolis, Minnehaha Academy                             3,600                  3,600
Project, 3.15%, 5/1/26 *
Roseville Health Care Facilities                           2,730                  2,730
Revenue, Presbyterian Homes Project,                                              -----
3.10%, 10/1/29 *
                                                                                  7,060
                                                                                  -----
MISSISSIPPI  (0.3%)
Development Bank Special Obligation,                         465                    465
Gulfport Water & Sewer Systems Project,                                             ---
3.00%, 7/1/05

MISSOURI  (3.7%)
State Health & Educational Facilities                      1,775                  1,775
Authority, Drury University, 3.10%,
8/15/28 *
State Health & Educational Facilities                      1,700                  1,700
Authority, Missouri Valley College,
3.10%, 10/1/31 *
State Public Utilities Revenue, 2.75%,                     3,000                  3,012
10/1/05                                                                           -----

                                                                                  6,487
                                                                                  -----
NORTH CAROLINA  (0.6%)
Lee County Industrial Facilities &                         1,000                  1,000
Pollution Control Funding Authority                                               -----
Revenue, Trion, Inc. Project, 3.10%,
11/1/11 *

OHIO  (10.1%)
Butler County, Healthcare Facilities,                      1,000                  1,000
3.00%, 5/1/27 *
Columbiana County, Revenue, East                           4,400                  4,400
Liverpool, 3.07%, 10/1/23 *
Coshocton County, Hospital Revenue,                          200                    200
3.10%, 3/1/14 *
Higher Education, Capital Facilities                       2,000                  2,036
Revenue, Series II-A, 5.25%, 12/1/05
Independence, Economic Development                         2,130                  2,130
Revenue, 3.07%, 12/1/16 *
Montgomery County, Economic                                2,000                  2,000
Development, Benjamin & Marian Arts
Center, Series A, 3.07%, 4/1/11 *
Montgomery County, Economic                                1,400                  1,400
Development, The Dayton Art Institute,
3.05%, 5/1/26 *
Montgomery County, Health Care                             1,685                  1,685
Facilities, Community Blood Center,
3.10%, 12/1/20 *
State Higher Education Facilities                          2,000                  2,000
Revenue, Ashland University Project,
3.05%, 9/1/24 *
Summit County, Industrial Development                        955                    955
 Revenue, SSP Fittings Corporate Project,                                           ---
 3.10%, 9/1/11 *

                                                                                 17,806

PENNSYLVANIA  (5.3%)
Allegheny County, Industrial                               1,200                  1,200
Development Authority Revenue, Sacred
Heart High School, 3.06%, 6/1/22 *
Allegheny County, Industrial                               1,100                  1,100
Development Authority Revenue,
Sewickley Academy, Series A, 3.06%,
11/1/22 *

Chester County, Industrial Development                     2,330                  2,330
Authority Revenue, Archdiocese of
Philadelphia, 3.08%, 7/1/31 *
Donegal School District, 3.00%,                              175                    175
10/1/05
North Wales Water Authority, 2.75%,                        2,000                  2,008
10/1/05
Philadelphia Authority for Industrial                      2,500                  2,500
Development Revenues, Newcourtland                                                -----
Elderly Services Project, 3.08%, 3/1/27
*
                                                                                  9,313
                                                                                  -----

TENNESSEE  (2.1%)
Clarksville Public Building Authority                      2,000                  2,000
Revenue, Pooled Funding, Municipal
Bond Fund, 3.05%, 7/1/31 *
Clarksville, Public Building Authority                     1,700                  1,700
Revenue, Pooled Funding, Municipal                                                -----
Bond Fund, 3.05%, 7/1/34 *

                                                                                  3,700
                                                                                  -----

TEXAS  (2.4%)
State Tax & Revenue, 3.00%, 8/31/05                        4,000                  4,019
Tyler Water & Sewer Systems,                                 205                    205
Revenue, 3.00%, 9/1/05                                                              ---

                                                                                  4,224
                                                                                  -----

UTAH  (1.5%)
Salt Lake County Training Facilities                       1,540                  1,540
Revenue, Community Foundation
Disabled Project, 3.10%, 8/1/30 *
Weber County Industrial Revenue,                           1,095                  1,095
Enable Industries, Inc., 3.10%, 12/1/15                                           -----
*

                                                                                  2,635
                                                                                  -----

WASHINGTON  (4.9%)
Bremerton Revenue, 3.05%, 12/1/28 *                        3,100                  3,100
Health Care Facilities Authority                           4,140                  4,140
Revenue, Inland Northwest Blood, 3.05%,
 8/1/26 *
Richland Gold Enterprises Revenue,                         1,400                  1,400
3.00%, 12/1/21 *                                                                  -----

                                                                                  8,640
                                                                                  -----

WISCONSIN  (0.1%)
State Transportation Revenue, Series A,                      200                    201
4.50%, 7/1/05                                                                       ---

TOTAL MUNICIPAL BONDS                                                           163,860
                                                                                -------

MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                            19,493                     19
Dreyfus Tax Exempt Money Market                           37,520                     38
Fund
Goldman Sachs Financial Tax Free                          53,358                     53
                                                                                     --
Money Market Fund
TOTAL MONEY MARKETS                                                                 110
                                                                                    ---

TOTAL (COST $173,940) (a)   -   98.6%                                          $173,940
                                                                               ========
------------

Percentages indicated are based on net assets of $176,420.

                     SEE NOTES TO SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at April 30, 2005. Maturity date reflects the actual maturity date.
**   Effective yield at purchase.
a)   Also represents cost for federal income tax purposes.
b) Proceeds at maturity range from $8,810 to $235,056. Collateralized by various U.S. Treasury securities.
c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit
LLC - Limited Liability Company

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Fifth Third Funds in the preparation of their schedule of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing mid-market price on that exchange on the day of computation. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less and investments of the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Muncipal Money Market Fund and Municipal Money Market Fund (the "Money Market Funds") are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise and fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. However, for financial reporting purposes, securities transactions are reported on trade date. Securities transactions for the Money Market Funds are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $1,940,222 in cash as collateral for its futures contracts.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at April 30, 2005. The Fund is more susceptible to factors adversely affecting issuers of Michgan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds
             ___________________________________________________________________

By (Signature and Title) /s/ Steven D. Pierce       Steven D. Pierce, Treasurer
                         _______________________________________________________

Date June 24, 2005
     ___________________________________________________________________________


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan Haft                  Bryan Haft, President
                         _______________________________________________________

Date June 24, 2005
     ___________________________________________________________________________

By (Signature and Title)/s/ Steven D. Pierce        Steven D. Pierce, Treasuer
                         _______________________________________________________

Date June 24, 2005
     ___________________________________________________________________________